UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund : FASYX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$16,369,527
Number of Holdings	107
Portfolio Turnover	68%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	18.4
Electric Utilities	15.7
Health Care	15.4
General Obligations	13.6
Housing	9.5
Resource Recovery	9.5
Education	5.3
Others(Individually Less Than 5%)	12.6
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	11.9
Alabama	10.9
Texas	6.5
Georgia	6.3
Pennsylvania	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914471.100    6539-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Series Large Cap Value Index Fund Fidelity® Series Large Cap Value Index Fund : FIOOX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$7,470,689,468
Number of Holdings	877
Portfolio Turnover	42%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Health Care	15.8
Industrials	14.5
Information Technology	9.0
Consumer Staples	7.7
Energy	7.4
Consumer Discretionary	6.1
Real Estate	4.7
Materials	4.6
Utilities	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.3
JPMorgan Chase & Co	2.6
Exxon Mobil Corp	2.3
UnitedHealth Group Inc	2.1
Johnson & Johnson	1.7
Walmart Inc	1.3
Procter & Gamble Co/The	1.3
Chevron Corp	1.2
Bank of America Corp	1.2
Thermo Fisher Scientific Inc	1.0
18.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914436.100    2612-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Tax-Free Bond Fund Fidelity® Tax-Free Bond Fund : FTABX

This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,417,882,452
Number of Holdings	1,288
Portfolio Turnover	6%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.0
Health Care	22.4
Transportation	15.0
Special Tax	9.6
Education	8.9
Electric Utilities	7.0
State G.O.	6.0
Others(Individually Less Than 5%)	8.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	8.1
Texas	7.4
New Jersey	6.5
Pennsylvania	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914432.100    90-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A : FASJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914465.100    6533-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C : FASNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914466.100    6534-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class A : FMBMX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914481.100    7331-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class M : FMBFX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914483.100    7333-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Tax-Free Bond Fund Fidelity® SAI Tax-Free Bond Fund : FSAJX

This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,692,523,796
Number of Holdings	1,279
Portfolio Turnover	7%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	20.3
Health Care	19.6
Special Tax	12.9
Transportation	10.8
Education	10.3
Housing	9.0
State G.O.	6.7
Others(Individually Less Than 5%)	10.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	14.3
Illinois	13.3
Texas	8.5
New Jersey	5.9
Pennsylvania	4.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914438.100    3090-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity® Sustainable Intermediate Municipal Income Fund : FSIKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914464.100    6532-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M : FASLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914467.100    6535-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class I : FMBGX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914484.100    7334-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class Z : FMBHX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914485.100    7335-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Conservative Income Municipal Bond Fund Fidelity® SAI Conservative Income Municipal Bond Fund : FSMJX

This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,388,464,065
Number of Holdings	626
Portfolio Turnover	61%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	23.9
General Obligations	16.3
Resource Recovery	9.8
Transportation	8.8
Industrial Development	8.6
Health Care	8.4
Electric Utilities	8.0
Housing	5.4
Others(Individually Less Than 5%)	10.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.1
California	9.2
Florida	7.9
Pennsylvania	6.6
Arizona	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914487.100    7554-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z : FASVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914469.100    6537-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Sustainable Municipal Income Fund Fidelity® SAI Sustainable Municipal Income Fund : FASWX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$26,698,208
Number of Holdings	280
Portfolio Turnover	0%A
A Amount represents less than 1%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	31.0
Health Care	22.7
Education	15.9
Water & Sewer	9.4
Special Tax	6.4
Electric Utilities	5.0
Others(Individually Less Than 5%)	9.6
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	12.6
Florida	9.6
New York	8.5
Massachusetts	8.5
Illinois	6.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914470.100    6538-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity Advisor® Municipal Core Plus Bond Fund Class C : FMBEX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914482.100    7332-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Sustainable Intermediate Municipal Income Fund Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I : FASUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.2
General Obligations	21.1
Education	16.3
Electric Utilities	9.6
Housing	8.1
State G.O.	6.7
Special Tax	5.6
Others(Individually Less Than 5%)	11.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	9.1
Illinois	8.3
California	7.0
Florida	5.7
Georgia	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914468.100    6536-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Municipal Core Plus Bond Fund Fidelity® Municipal Core Plus Bond Fund : FMBAX

This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Core Plus Bond Fund	$ 18	0.37%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	19.7
General Obligations	16.9
Transportation	12.2
Education	11.3
Housing	7.4
State G.O.	7.0
Special Tax	6.5
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.4
New Jersey	8.6
Florida	6.1
Alabama	5.4
Connecticut	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914480.100    7330-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Sustainable Municipal Income Fund

Semi-Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Municipal Income Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 90.5%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	106,345
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A, 5.5% 10/1/54	100,000	105,228
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	110,000	116,502
Southeast Energy Auth. Rev. Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	100,000	107,459
TOTAL ALABAMA		435,534
Arizona - 2.8%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,312	86,649
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 4.1%, tender 6/15/28 (b)(c)	120,000	121,562
Goodyear Ariz Series 2016, 3% 7/1/37	25,000	22,736
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/38 (d)	100,000	110,670
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	211,595
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	183,397
TOTAL ARIZONA		736,609
California - 12.6%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	36,816
California Gen. Oblig. Series 2023, 5% 9/1/30	1,000,000	1,121,641
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	94,950	91,077
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	26,192
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	26,912
Series 2017 A, 3.5% 6/1/34	10,000	9,711
Series 2018:
5% 10/1/25	15,000	15,212
5% 10/1/35	5,000	5,229
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	120,000	125,653
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,368
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/34	15,000	14,031
Fontana Unified School District Gen. Oblig. Series 2008, 0% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	125,000	102,053
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,463
Series 2020 A, 5% 7/1/40	400,000	439,834
Series 2020 B, 4% 7/1/29	55,000	58,293
Los Angeles Unified School District Series 2024 A, 5% 7/1/30	250,000	280,244
Poway Unified School District:
Series 2009, 0% 8/1/31	110,000	87,618
Series B, 0% 8/1/39	100,000	56,866
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	4,267
Series 2010 C, 0% 7/1/44	100,000	44,566
San Jose Evergreen Cmnty. College District Series 2016 B, 3% 9/1/36	20,000	18,633
San Mateo County Joint Powers Fing. Auth. Series 2021 A1, 3% 6/15/46	25,000	20,654
Sanger Unified School District Series 2018 C, 3% 8/1/48	200,000	160,547
Santa Clara County Fing. Auth. Lease Rev. Series 2019 A, 3% 5/1/37	300,000	277,278
Univ. of California Revs.:
Series 2015 I, 5% 5/15/27	300,000	304,441
Series 2020 BE, 5% 5/15/42	10,000	10,917
TOTAL CALIFORNIA		3,369,516
Colorado - 0.9%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,240
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	16,048
Series 2019 A2:
5% 8/1/33	125,000	134,257
5% 8/1/39	10,000	10,565
Series 2021 A, 3% 11/15/51	100,000	76,874
TOTAL COLORADO		247,984
Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	32,484
Series 2021 B, 4% 6/1/34	10,000	10,480
Series 2021 D, 5% 7/15/28	75,000	80,935
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2010 A3, 2.95%, tender 7/1/27 (b)	150,000	148,703
Series 2017 R, 3.25% 7/1/35	125,000	118,619
Series 2022 M, 4% 7/1/52	50,000	47,067
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	26,611
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/28	150,000	155,620
Series 2021 A, 4% 5/1/36	130,000	134,857
Series A, 5% 5/1/29	15,000	16,418
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	25,918
Univ. of Connecticut Gen. Oblig. Series 2016 A, 3% 3/15/34	15,000	13,685
Univ. of Connecticut Rev. Series 2018 A, 3.625% 11/15/36	30,000	29,558
TOTAL CONNECTICUT		840,955
District Of Columbia - 1.2%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,331
Washington Metropolitan Area Transit Auth. Series 2024 A, 5% 7/15/56	300,000	321,470
TOTAL DISTRICT OF COLUMBIA		331,801
Florida - 5.5%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,444
Series 2020 A, 5% 7/1/33	30,000	32,925
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	202,490
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (c)	250,000	260,905
5.5% 7/1/53 (c)	250,000	259,632
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	50,000	38,400
Halifax Hosp. Med. Ctr. Rev. Series 2016, 3.75% 6/1/41	125,000	112,700
Hernando County School Board Ctfs. (School Board of Hernando County, Florida Master Lease Prog.) Series 2016 A, 3% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	45,000	41,022
Jacksonville Trans. Rev. Series 2015:
3.5% 10/1/36	30,000	29,000
3.5% 10/1/37	15,000	14,427
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	26,470
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,456
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/30	40,000	42,689
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	58,384
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	158,426
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	144,862
TOTAL FLORIDA		1,468,232
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 4, 3.8%, tender 5/21/26 (b)	300,000	302,647
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	220,000	171,127
Series 2019, 5% 6/15/44	15,000	15,757
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017, 4% 8/1/43	65,000	58,746
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	100,760
Private Colleges & Univs. Auth. Rev.:
Series 2016 B, 3% 10/1/43	225,000	182,862
Series 2019 A, 5% 9/1/39	100,000	107,901
TOTAL GEORGIA		939,800
Hawaii - 1.4%
Honolulu City & County Gen. Oblig. Series 2024 A, 5.25% 7/1/49	330,000	369,212
Illinois - 6.7%
Illinois Fin. Auth. Series 2022 A:
5% 10/1/35	150,000	156,304
5% 8/15/47	70,000	73,891
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	15,992
5% 10/1/38	300,000	314,297
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	89,029
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,181
Series 2016 A, 3% 10/1/37	205,000	177,097
Series 2016 C, 4% 2/15/41	70,000	68,714
Series 2016, 3.125% 5/15/37	60,000	54,393
Illinois Gen. Oblig.:
Series 2016, 5% 1/1/35	110,000	111,704
Series 2017 C, 5% 11/1/29	125,000	131,265
Series 2021 A, 5% 3/1/46	50,000	52,835
Series 2023 D, 4% 7/1/37	200,000	199,973
Series 2024 B, 5% 5/1/40	150,000	165,836
Illinois Sales Tax Rev. Series 2024 A, 5% 6/15/26	150,000	155,021
TOTAL ILLINOIS		1,797,532
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,800
Series A, 5% 7/1/28	25,000	26,475
TOTAL INDIANA		42,275
Iowa - 0.6%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2023 B, 5% 12/1/33 (c)	155,000	166,342
Kentucky - 0.8%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	20,000	17,109
4% 2/1/33	50,000	49,382
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,274
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/26	20,000	20,277
5% 6/1/31	60,000	61,577
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	21,327
Kentucky, Inc. Pub. Energy Bonds Series 2024 A, 5%, tender 7/1/30 (b)	30,000	31,788
TOTAL KENTUCKY		221,734
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. Series 2020 A, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	415,000	327,168
Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	31,317
5% 7/1/29	10,000	10,409
Series 2018 A, 5% 7/1/30	250,000	265,736
TOTAL MAINE		307,462
Maryland - 0.6%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	25,954
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,325
Series 2020, 5% 10/1/33	10,000	11,105
Series 2021 A, 2% 10/1/34	10,000	8,158
Maryland Health & Higher Edl. Series 2024, 5.25% 6/1/44	60,000	63,410
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	15,975
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2016 A, 3% 4/1/35	15,000	14,070
TOTAL MARYLAND		148,997
Massachusetts - 8.5%
Arlington Gen. Oblig. Series 2021:
2% 9/15/31	65,000	57,085
2% 9/15/35	100,000	81,918
2% 9/15/36	165,000	132,538
Billerica Gen. Oblig. Series 2017, 3.25% 2/1/36	10,000	9,735
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,648
Lunenburg Gen. Oblig. Series 2015, 3.125% 1/15/39	25,000	23,402
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	50,220
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	225,877
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,858
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	265,000	240,155
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,829
Series 2015 O1, 4% 7/1/45	50,000	47,875
Series 2016 I, 4% 7/1/36	75,000	71,523
Series 2018 L, 5% 10/1/33	35,000	36,086
Series 2020 A:
5% 10/15/29	30,000	33,277
5% 10/15/30	25,000	28,199
Series 2021 G, 4% 7/1/46	75,000	69,840
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,656
Series 2017 D, 5% 7/1/27	25,000	26,533
Series 2020 D, 5% 7/1/48	10,000	10,618
Series D, 5% 7/1/45	340,000	363,434
Series E, 5% 11/1/45	375,000	402,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,579
5% 8/15/45	100,000	107,236
Massachusetts St Dev. Fin. Agcy. R Series 2024 B, 5% 2/15/34	100,000	118,098
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	56,404
TOTAL MASSACHUSETTS		2,271,973
Michigan - 2.5%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	15,933
Series 2018, 5% 1/1/29	30,000	32,100
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	461,133
Michigan Fin. Auth. Rev.:
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	50,000	45,739
Series 2016:
5% 11/15/26	20,000	20,673
5% 11/15/30	30,000	30,970
5% 11/15/34	15,000	15,451
Series 2019 A, 3% 12/1/49	40,000	31,640
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,518
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,422
TOTAL MICHIGAN		680,579
Minnesota - 3.0%
Bemidji City Series 2017 A, 3% 2/1/34 (Assured Guaranty Muni. Corp. Insured)	10,000	9,260
Maple Grove Health Care Sys. Rev. Series 2017, 3.375% 5/1/33	50,000	45,889
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	98,236	79,058
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	200,000	216,502
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	10,977
Minnesota Higher Ed. Facilities Auth. Rev. Series 2024 A, 5% 10/1/49	250,000	267,075
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,437
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	60,000	55,428
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2017 A, 3.125% 11/15/32	105,000	97,124
TOTAL MINNESOTA		796,750
Missouri - 0.8%
St Louis County Libr District Ctfs. Series 2016, 3% 4/1/46	255,000	204,137
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,092
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	136,002
TOTAL NEBRASKA		186,094
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/31 (c)	50,000	54,447
New Jersey - 3.5%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/54 (Build America Mutual Assurance Insured)	350,000	374,912
Mercer County Gen. Oblig. Series 2021:
2% 2/15/32	115,000	98,260
2.375% 2/15/30	15,000	13,853
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	106,736
Series 2021 A, 5% 6/15/33	95,000	105,221
Series 2022 A, 4% 6/15/39	50,000	50,328
Series 2022 BB, 5% 6/15/31	130,000	144,923
Series A, 0% 12/15/31	50,000	38,292
TOTAL NEW JERSEY		932,525
New York - 8.5%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,741
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	63,069
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/35	10,000	11,124
5% 9/1/38	170,000	187,786
Series 2021 A1, 4% 9/1/37	75,000	77,886
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 3.875% 7/1/42	15,000	14,512
Series 2017 D, 4% 7/1/43	45,000	45,017
New York City Gen. Oblig.:
Series 2008 J11, 5% 8/1/26	190,000	197,603
Series 2022 A1, 5% 8/1/47	290,000	311,283
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	8,778
Series 2022 A:
5% 7/1/29	110,000	117,848
5% 7/1/34	200,000	215,985
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,131
5% 11/15/29	50,000	53,162
5% 11/15/31	135,000	143,139
Series 2019 C, 5% 11/15/39	70,000	74,427
Series 2024 A, 5% 11/15/35	20,000	22,660
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	15,615
Series 2021 E:
3% 3/15/50	100,000	77,729
5% 3/15/36	250,000	282,212
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	30,822
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	92,423
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	95,924
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	103,658
TOTAL NEW YORK		2,274,534
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,722
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	113,517
TOTAL NORTH CAROLINA		140,239
Ohio - 1.1%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,580
Fairfield County Gen. Oblig. Series 2015, 3.5% 12/1/37	10,000	9,630
Forest Hills Local School District Series 2015, 3.25% 12/1/38	15,000	13,375
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	48,077
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/33	20,000	18,946
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,029
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,464
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,080
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	120,000	111,560
Willoughby-Eastlake City School District Series 2016, 3.375% 12/1/36	20,000	18,633
TOTAL OHIO		294,374
Oklahoma - 0.1%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	16,609
Oregon - 1.7%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	16,032
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	140,000	151,775
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	350,000	276,090
TOTAL OREGON		443,897
Pennsylvania - 2.3%
Allegheny County Series 2020 C78, 3% 11/1/36	20,000	18,166
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	100,000	106,019
Bethlehem Area School District Series 2016 B, 3% 2/1/36	40,000	36,480
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 4% 10/1/42	100,000	98,110
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	46,365
5% 7/15/28	30,000	31,098
Lackawanna County Gen. Oblig. Series 2017, 3.375% 9/1/35	70,000	67,128
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019:
5% 9/1/31	10,000	10,641
5% 9/1/32	135,000	143,563
Penn Hills School District Series 2020, 3% 10/1/37	75,000	67,056
TOTAL PENNSYLVANIA		624,626
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	25,000	27,005
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2024 A, 5% 12/1/28 (c)	20,000	21,072
TOTAL RHODE ISLAND		48,077
South Carolina - 0.2%
Greenwood Fifty School Facilities Installment (Greenwood School District No. 50, South Carolina Proect) Series 2016, 3% 12/1/30	45,000	42,654
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	25,684
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 5.25% 10/1/58	10,000	10,118
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	95,000	92,002
TOTAL TENNESSEE		127,804
Texas - 2.7%
Joya Independent School District Series 2013, 3% 2/15/36	10,000	9,248
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	20,623
Collin County Series 2019, 3.25% 2/15/37	150,000	140,514
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,164
Denton County Gen. Oblig. Series 2016, 3% 7/15/34	50,000	46,997
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 3% 11/15/32	135,000	123,356
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021, 3.375% 10/1/37	20,000	16,929
North Texas Tollway Auth. Rev. Series 2021 B, 3% 1/1/46	25,000	19,763
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,013
Series 2020 A, 5% 5/15/27	10,000	10,536
Univ. of Houston Univ. Revs.:
Series 2017 C, 3.125% 2/15/36	70,000	63,708
Series 2021 A, 2% 2/15/33	35,000	29,699
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 2% 8/15/36	200,000	156,821
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	51,558
TOTAL TEXAS		720,929
Utah - 0.1%
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	40,000	32,204
Virginia - 1.8%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.):
Series 2017 E, 5% 2/1/31	10,000	10,655
Series 2021 A, 3% 2/1/39	20,000	17,600
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	63,630
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	21,149
Series 2019, 3% 5/15/33	225,000	212,079
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,248
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	153,913
TOTAL VIRGINIA		484,274
Washington - 4.2%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	110,798
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	120,000	124,526
Washington Gen. Oblig.:
Series 2016 D, 5% 2/1/28	130,000	133,510
Series 2018 A, 5% 8/1/27	50,000	53,099
Series 2018 C, 5% 8/1/30	30,000	31,637
Series 2020 A, 5% 8/1/27	60,000	63,719
Series 2020 C, 5% 2/1/37	10,000	10,953
Series 2021 A, 5% 8/1/43	195,000	210,040
Series 2022 A, 5% 8/1/42	40,000	43,700
Series 2023 A, 5% 8/1/41	125,000	138,504
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,389
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	41,815
Series 2017 A, 4% 7/1/37	130,000	120,387
TOTAL WASHINGTON		1,108,077
West Virginia - 0.7%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2016 A, 3.25% 6/1/39	100,000	90,116
Series 2018 A, 5% 1/1/43	100,000	101,494
TOTAL WEST VIRGINIA		191,610
Wisconsin - 2.7%
Sun Prairie Area School District Series 2017, 3.5% 3/1/37	20,000	19,113
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (d)	200,000	226,682
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	60,000	58,158
Series 2016 A, 3.5% 2/15/46	330,000	251,899
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021, 5% 8/15/35	50,000	53,688
Series 2024 A, 4.5% 2/15/54 (Build America Mutual Assurance Insured)	100,000	100,027
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26 (Escrowed to Maturity)	15,000	15,558
TOTAL WISCONSIN		725,125
TOTAL MUNICIPAL BONDS (Cost $23,685,044)		24,152,691

Municipal Notes - 10.5%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 4.2% 8/1/24, VRDN (b)(c)	660,000	660,000
Florida - 4.1%
JEA Wtr. & Swr. Sys. Rev. Series 2008 A1, 4% 8/1/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,100,000	1,100,000
Illinois - 0.9%
Illinois Fin. Auth. Rev. Participating VRDN Series Floater 041, 4% 8/1/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	240,000	240,000
Kentucky - 0.7%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.6% 8/1/24, VRDN (b)(c)	200,000	200,000
Texas - 1.9%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 4% 8/1/24, VRDN (b)	495,000	495,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Series 2021 B, 4.05% 8/1/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	100,000	100,000
TOTAL MUNICIPAL NOTES (Cost $2,794,999)		2,795,000

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (g)(h) (Cost $16,668)	16,665	16,668

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $26,496,711)	26,964,359
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(266,151)
NET ASSETS - 100.0%	26,698,208

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	1,119,112	4,737,312	5,839,595	9,387	(51)	(110)	16,668	0.0%
Total	1,119,112	4,737,312	5,839,595	9,387	(51)	(110)	16,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	26,947,691	-	26,947,691	-

Money Market Funds	16,668	16,668	-	-
Total Investments in Securities:	26,964,359	16,668	26,947,691	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,480,043)	$26,947,691
Fidelity Central Funds (cost $16,668)	16,668

Total Investment in Securities (cost $26,496,711)		$26,964,359
Cash		6,838
Interest receivable		261,091
Distributions receivable from Fidelity Central Funds		1,993
Prepaid expenses		6
Receivable from investment adviser for expense reductions		5,251
Other receivables		20
Total assets		27,239,558
Liabilities
Payable for investments purchased on a delayed delivery basis	$341,497
Payable for fund shares redeemed	117,920
Distributions payable	43,613
Accrued management fee	7,176
Audit fee payable	26,777
Other payables and accrued expenses	4,367
Total liabilities		541,350
Net Assets		$26,698,208
Net Assets consist of:
Paid in capital		$26,199,588
Total accumulated earnings (loss)		498,620
Net Assets		$26,698,208
Net Asset Value, offering price and redemption price per share ($26,698,208 ÷ 2,631,263 shares)		$10.15
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$433,003
Income from Fidelity Central Funds		9,387
Total income		442,390
Expenses
Management fee	$39,271
Custodian fees and expenses	3,221
Independent trustees' fees and expenses	30
Registration fees	22,070
Audit fees	33,122
Legal	40
Miscellaneous	62
Total expenses before reductions	97,816
Expense reductions	(55,891)
Total expenses after reductions		41,925
Net Investment income (loss)		400,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,441)
Fidelity Central Funds	(51)
Total net realized gain (loss)		(9,492)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(170,846)
Fidelity Central Funds	(110)
Total change in net unrealized appreciation (depreciation)		(170,956)
Net gain (loss)		(180,448)
Net increase (decrease) in net assets resulting from operations		$220,017
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$400,465	$436,352
Net realized gain (loss)	(9,492)	6,726
Change in net unrealized appreciation (depreciation)	(170,956)	485,377
Net increase (decrease) in net assets resulting from operations	220,017	928,455
Distributions to shareholders	(374,653)	(428,831)

Share transactions
Proceeds from sales of shares	9,147,855	9,011,427
Reinvestment of distributions	163,542	326,849
Cost of shares redeemed	(2,673,642)	(1,088,890)

Net increase (decrease) in net assets resulting from share transactions	6,637,755	8,249,386
Total increase (decrease) in net assets	6,483,119	8,749,010

Net Assets
Beginning of period	20,215,089	11,466,079
End of period	$26,698,208	$20,215,089

Other Information
Shares
Sold	905,076	923,173
Issued in reinvestment of distributions	16,215	33,010
Redeemed	(265,803)	(112,714)
Net increase (decrease)	655,488	843,469

Financial Highlights
Fidelity® SAI Sustainable Municipal Income Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.171	.323	.218
Net realized and unrealized gain (loss)	(.090)	.092	.130
Total from investment operations	.081	.415	.348
Distributions from net investment income	(.161)	(.310)	(.218)
Distributions from net realized gain	-	(.005)	-
Total distributions	(.161)	(.315)	(.218)
Net asset value, end of period	$10.15	$10.23	$10.13
Total Return D,E	.81%	4.25%	3.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.84% H	.99%	1.18% H,I
Expenses net of fee waivers, if any	.36 % H	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.35% H
Net investment income (loss)	3.42% H	3.26%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,698	$20,215	$11,466
Portfolio turnover rate J	0 % H,K	2%	0% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount represents less than 1%.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$630,111
Gross unrealized depreciation	(120,286)
Net unrealized appreciation (depreciation)	$509,825
Tax cost	$26,454,534

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	5,898,937	25,568
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Municipal Income Fund	-	200,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Municipal Income Fund	20
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $55,656.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $223.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	36%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9904936.102
MNI-SANN-0924
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 52.3%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Black Belt Energy Gas District:
Series 2022 C1:
5.25% 12/1/24	5,000	5,023
5.25% 12/1/25	5,000	5,090
Series 2022 E:
5% 6/1/25	50,000	50,471
5% 6/1/26	50,000	51,032
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 3.65%, tender 1/10/25 (b)	150,000	149,966
TOTAL ALABAMA		261,582
Arizona - 2.1%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	51,549
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/27 (d)	150,000	157,711
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/25	140,000	141,170
TOTAL ARIZONA		350,430
California - 3.1%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	50,000	50,025
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 4%, tender 10/1/24 (b)(c)	150,000	150,118
(Waste Mgmt., Inc. Proj.) Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	100,000	100,040
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5% 5/15/26 (c)	200,000	205,865
TOTAL CALIFORNIA		506,048
Colorado - 0.9%
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2022 B, 5%, tender 8/17/26 (b)	150,000	154,945
Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/25	10,000	10,160
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	150,000	148,703
Series 2017 C2, 2.8%, tender 2/3/26 (b)	150,000	148,940
TOTAL CONNECTICUT		307,803
Florida - 5.6%
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	100,000	103,753
Escambia County Fla Hsg. Fin. Auth. Bonds Series 2024, 3.8%, tender 6/1/26 (b)	100,000	100,556
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2024 E, 3.8%, tender 6/1/27 (b)	100,000	100,599
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/26	50,000	52,235
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023, 3.55%, tender 1/1/26 (b)	50,000	50,018
Series 2024, 3.4%, tender 10/1/26 (b)	100,000	99,830
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
Series 2011, 5%, tender 11/1/24 (b)(c)	50,000	50,160
Series 2018 B, 4.5%, tender 7/1/25 (b)(c)	150,000	149,989
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	100,000	103,721
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	100,000	101,083
TOTAL FLORIDA		911,944
Georgia - 4.0%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	100,000	98,836
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	100,000	101,556
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	100,000	100,882
Series 2013 1, 3.375%, tender 3/12/27 (b)	10,000	10,004
Main Street Natural Gas, Inc.:
Bonds Series 2021 A, 4%, tender 9/1/27 (b)	150,000	151,139
Series 2024 A1, 5% 3/1/27	100,000	102,524
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	90,000	90,824
TOTAL GEORGIA		655,765
Hawaii - 0.6%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	100,000	102,812
Illinois - 5.2%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	100,049
Illinois Fin. Auth. Rev. (Presence Health Proj.) Series 2016 C, 5% 2/15/28	90,000	93,942
Illinois Gen. Oblig.:
Series 2016, 5% 2/1/27	80,000	83,380
Series 2017 D:
5% 11/1/24	200,000	200,847
5% 11/1/26	5,000	5,191
Series 2022 B, 5% 3/1/25	100,000	101,013
Series 2023 C, 5% 5/1/25	100,000	101,305
Series 2024 B, 5% 5/1/27	150,000	156,914
TOTAL ILLINOIS		842,641
Indiana - 0.9%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 4.2%, tender 9/3/24 (b)(c)	150,000	150,097
Maryland - 0.3%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	50,000	49,881
Massachusetts - 1.2%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	100,000	100,615
Series 2018 B, 5% 7/1/25 (c)	100,000	101,546
TOTAL MASSACHUSETTS		202,161
Michigan - 2.7%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26	30,000	30,457
5% 5/1/25	110,000	111,504
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	175,000	180,752
Michigan Hosp. Fin. Auth. Rev. Series 1999 B3, 4% 11/15/26	110,000	112,104
TOTAL MICHIGAN		434,817
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	105,194
Nevada - 0.6%
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(c)(e)	100,000	100,202
New Hampshire - 0.6%
New Hampshire St Hsg. Fin. Series 2023 3, 3.85% 1/1/27	100,000	101,063
New Jersey - 2.5%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/26	100,000	103,533
New Jersey Econ. Dev. Auth. Rev. Series 2019, 5.25% 9/1/24 (e)	100,000	100,166
New Jersey Edl. Facility (Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	75,994
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/26 (AMBAC Insured)	80,000	73,762
Series A, 0% 12/15/26	60,000	55,322
TOTAL NEW JERSEY		408,777
New York - 4.1%
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	50,000	52,152
New York City Gen. Oblig. Series 2016 A, 5% 8/1/27	155,000	157,627
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	156,787
New York Metropolitan Trans. Auth. Rev. Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	100,000	100,361
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2024 A, 3.375%, tender 11/1/27 (b)	150,000	150,151
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	55,000	52,988
TOTAL NEW YORK		670,066
Ohio - 0.9%
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 3.9%, tender 9/3/24 (b)	150,000	150,097
Pennsylvania - 3.4%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 4.1%, tender 10/15/24 (b)(c)	150,000	150,060
(Republic Svcs., Inc. Proj.):
Series 2014, 3.95%, tender 10/1/24 (b)(c)	100,000	100,067
Series 2019 B2, 4.15%, tender 1/15/25 (b)(c)	150,000	150,126
(Waste Mgmt., Inc. Proj.) Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	150,000	152,200
TOTAL PENNSYLVANIA		552,453
Tennessee - 0.6%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	95,286
Texas - 5.3%
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2021, 3.48%, tender 6/1/25 (b)	150,000	149,999
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C, 5% 10/1/25	250,000	255,996
Magnolia Independent School District Series 2023, 5% 8/15/24	150,000	150,108
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 4.05%, tender 8/1/24 (b)(c)	150,000	150,000
San Antonio Tex Hsg. Trust Pub. Facilities Bonds Series 2024, 3.45%, tender 7/1/27 (b)	150,000	150,099
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	15,000	15,408
TOTAL TEXAS		871,610
Virginia - 0.6%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	95,000	90,395
Washington - 0.8%
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	50,000	51,439
Washington Ctfs. of Prtn. Series 2016 A, 5% 7/1/27	70,000	72,383
TOTAL WASHINGTON		123,822
Wisconsin - 2.2%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	200,000	200,591
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Bonds (100 E. Nat'l. Proj.) Series 2024 J, 5%, tender 8/1/26 (b)	150,000	154,708
TOTAL WISCONSIN		355,299
TOTAL MUNICIPAL BONDS (Cost $8,539,466)		8,555,190

Municipal Notes - 48.3%
	Principal Amount (a)	Value ($)
Alabama - 9.3%
Black Belt Energy Gas District Participating VRDN Series ZL 03 97, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	330,000	330,000
Health Care Auth. for Baptist Health Series 2013 B, 5.03% 8/7/24, VRDN (b)	300,000	300,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 4.35% 8/1/24, VRDN (b)(c)	400,000	400,000
Southeast Energy Auth. Rev. Participating VRDN Series XG 04 10, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 4.2% 8/1/24, VRDN (b)(c)	200,000	200,000
TOTAL ALABAMA		1,530,000
Delaware - 4.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.88% 8/7/24, VRDN (b)	100,000	100,000
Series 1994, 4.32% 8/1/24, VRDN (b)(c)	680,000	680,000
TOTAL DELAWARE		780,000
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.25% 8/1/24, VRDN (b)(c)	370,000	370,000
Kentucky - 1.8%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.6% 8/1/24, VRDN (b)(c)	200,000	200,000
Series 2020 B1, 4.6% 8/1/24, VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		300,000
Louisiana - 2.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.88% 8/7/24, VRDN (b)	100,000	100,000
Series 2010 B1, 3.95% 8/7/24, VRDN (b)	330,000	330,000
TOTAL LOUISIANA		430,000
Michigan - 1.8%
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2024 I, 3.73% 8/1/24, VRDN (b)	300,000	300,000
Minnesota - 1.2%
Minnesota Higher Ed. Facilities Auth. Rev. Series 2003 Q5, 3.7% 8/7/24, VRDN (b)	200,000	200,000
New York - 7.8%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.96% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	480,000	480,000
New York City Gen. Oblig. Series 2012 2, 4.15% 8/8/24, VRDN (b)	300,000	300,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XF 13 55, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Series XF 16 49, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
TOTAL NEW YORK		1,280,000
North Carolina - 4.9%
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 13 52, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	800,000	800,002
Pennsylvania - 2.5%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.41% 8/7/24, VRDN (b)	410,000	410,000
Tennessee - 4.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.95% 8/7/24, VRDN (b)	700,000	700,000
Texas - 1.2%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 3.91% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	200,000	200,000
Virginia - 2.4%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 3.91% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	385,000	385,000
West Virginia - 1.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.22% 8/9/27, VRDN (b)	225,000	225,000
TOTAL MUNICIPAL NOTES (Cost $7,910,002)		7,910,002

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (h)(i) (Cost $165,738)	165,705	165,738

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $16,615,206)	16,630,930
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(261,403)
NET ASSETS - 100.0%	16,369,527

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,368 or 1.2% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	343,034	2,105,785	2,283,068	3,731	21	(34)	165,738	0.0%
Total	343,034	2,105,785	2,283,068	3,731	21	(34)	165,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	16,465,192	-	16,465,192	-

Money Market Funds	165,738	165,738	-	-
Total Investments in Securities:	16,630,930	165,738	16,465,192	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,449,468)	$16,465,192
Fidelity Central Funds (cost $165,738)	165,738

Total Investment in Securities (cost $16,615,206)		$16,630,930
Cash		14,383
Receivable for investments sold		100,000
Receivable for fund shares sold		22,465
Interest receivable		113,457
Distributions receivable from Fidelity Central Funds		805
Prepaid expenses		3
Receivable from investment adviser for expense reductions		5,666
Total assets		16,887,709
Liabilities
Payable for investments purchased
Regular delivery	$249,999
Delayed delivery	157,305
Payable for fund shares redeemed	65,605
Distributions payable	16,694
Accrued management fee	2,676
Other payables and accrued expenses	25,903
Total liabilities		518,182
Net Assets		$16,369,527
Net Assets consist of:
Paid in capital		$16,348,380
Total accumulated earnings (loss)		21,147
Net Assets		$16,369,527
Net Asset Value, offering price and redemption price per share ($16,369,527 ÷ 1,635,687 shares)		$10.01
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$266,736
Income from Fidelity Central Funds		3,731
Total income		270,467
Expenses
Management fee	15,093
Custodian fees and expenses	402
Independent trustees' fees and expenses	19
Registration fees	19,568
Audit fees	30,445
Legal	26
Miscellaneous	53
Total expenses before reductions	65,606
Expense reductions	(50,571)
Total expenses after reductions		15,035
Net Investment income (loss)		255,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,941
Fidelity Central Funds	21
Total net realized gain (loss)		2,962
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,494
Fidelity Central Funds	(34)
Total change in net unrealized appreciation (depreciation)		12,460
Net gain (loss)		15,422
Net increase (decrease) in net assets resulting from operations		$270,854
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$255,432	$366,042
Net realized gain (loss)	2,962	930
Change in net unrealized appreciation (depreciation)	12,460	10,782
Net increase (decrease) in net assets resulting from operations	270,854	377,754
Distributions to shareholders	(254,836)	(365,890)

Share transactions
Proceeds from sales of shares	3,955,142	2,831,754
Reinvestment of distributions	173,507	330,794
Cost of shares redeemed	(1,199,916)	(241,411)

Net increase (decrease) in net assets resulting from share transactions	2,928,733	2,921,137
Total increase (decrease) in net assets	2,944,751	2,933,001

Net Assets
Beginning of period	13,424,776	10,491,775
End of period	$16,369,527	$13,424,776

Other Information
Shares
Sold	395,979	283,722
Issued in reinvestment of distributions	17,372	33,176
Redeemed	(120,261)	(24,264)
Net increase (decrease)	293,090	292,634

Financial Highlights
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.169	.323	.117
Net realized and unrealized gain (loss)	.010	.009	(.011)
Total from investment operations	.179	.332	.106
Distributions from net investment income	(.169)	(.321)	(.116)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.169)	(.322)	(.116)
Net asset value, end of period	$10.01	$10.00	$9.99
Total Return D,E	1.80%	3.38%	1.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.99%	1.03% H,I
Expenses net of fee waivers, if any	.20 % H	.21%	.25% H
Expenses net of all reductions	.20% H	.21%	.24% H
Net investment income (loss)	3.40% H	3.24%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,370	$13,425	$10,492
Portfolio turnover rate J	68 % H	79%	42% H

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,982
Gross unrealized depreciation	(10,909)
Net unrealized appreciation (depreciation)	$17,073
Tax cost	$16,613,857

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	4,373,734	2,612,659
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	-	1,200,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	13
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $50,569.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	60%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9905583.102
SMB-SANN-0924
Fidelity® Sustainable Intermediate Municipal Income Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Intermediate Municipal Income Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 98.3%
	Principal Amount (a)	Value ($)
Alabama - 5.0%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	10,078
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	106,345
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A, 5.5% 10/1/54	50,000	52,614
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	100,596
Series 2009 E, 1%, tender 6/26/25 (b)	205,000	199,948
Southeast Alabama Gas Supply District Bonds (Proj. No.2) Series 2024 B, 5%, tender 5/1/32 (b)	150,000	159,720
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	140,000	148,275
Southeast Energy Auth. Rev. Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	20,893
TOTAL ALABAMA		798,469
Arizona - 4.0%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,312	86,649
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(c)	100,000	101,301
Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	51,549
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/38 (d)	150,000	166,004
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	51,822
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	178,003
TOTAL ARIZONA		635,328
California - 7.0%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	151,257
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	92,436	93,810
Series 2021 1, 3.5% 11/20/35	104,445	100,185
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,212
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	140,000	146,596
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	25,459
Elk Grove Unified School District Series 2019, 3.25% 8/1/38	10,000	9,279
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5.25% 5/15/39 (c)	300,000	336,232
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	15,694
Series 2022 B, 5% 7/1/31	30,000	34,354
Los Angeles Unified School District Series 2024 A, 5% 7/1/30	150,000	168,146
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,334
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,178
TOTAL CALIFORNIA		1,111,736
Colorado - 4.9%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,240
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2022 B, 5%, tender 8/17/26 (b)	280,000	289,231
Series 2019 A2, 5% 8/1/33	125,000	134,257
Vauxmont Metropolitan District Series 2020, 5% 12/1/28 (Assured Guaranty Muni. Corp. Insured)	325,000	346,811
TOTAL COLORADO		780,539
Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	27,070
Series 2020 A, 3% 1/15/39	25,000	22,458
Series 2021 D, 5% 7/15/28	75,000	80,935
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2017 C2, 2.8%, tender 2/3/26 (b)	150,000	148,940
Series 2016 A, 2%, tender 7/1/26 (b)	35,000	33,915
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,530
5% 11/15/28	25,000	26,611
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	134,857
Series A, 5% 5/1/29	20,000	21,891
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	25,918
TOTAL CONNECTICUT		533,125
District Of Columbia - 0.2%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	20,751
5% 4/1/33	10,000	10,331
TOTAL DISTRICT OF COLUMBIA		31,082
Florida - 5.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,444
Series 2020 A, 5% 7/1/33	25,000	27,438
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. Bonds (NCH Healthcare Sys. Projs.) Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	100,000	108,380
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	207,682
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024, 5% 7/1/41 (c)	10,000	10,228
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	55,000	54,361
Hernando County School Board Ctfs. (School Board of Hernando County, Florida Master Lease Prog.) Series 2016 A, 3% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	30,000	27,496
Highlands County Health Facilities Auth. Rev. Bonds Series 2024 C, 5%, tender 11/15/31 (b)	100,000	110,718
JEA Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 10/1/29	25,000	26,470
Series 2020 A, 3% 10/1/36	20,000	18,091
Lakeland Hosp. Sys. Rev. Series 2024, 5% 11/15/36 (d)	75,000	84,570
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	63,691
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	105,617
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/24	20,000	20,000
TOTAL FLORIDA		895,186
Georgia - 4.4%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	100,000	102,322
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	98,836
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,505
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	135,082
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	100,760
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	15,770
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	100,000	100,916
Private Colleges & Univs. Auth. Rev. Series 2016 B, 3% 10/1/43	160,000	130,035
TOTAL GEORGIA		694,226
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	10,633
Illinois - 8.2%
Illinois Fin. Auth.:
Series 2022 A, 5% 10/1/32	100,000	104,903
Series 2023 A, 5% 5/15/38	150,000	170,433
Illinois Fin. Auth. Academic Facilities:
(Provident Group - UIUC Properties LLC - Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/29	250,000	268,142
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	10,661
5% 10/1/38	100,000	104,766
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,181
Series 2014 A, 5% 10/1/26	40,000	40,121
Series 2016 C, 4% 2/15/41	50,000	49,081
Series 2016, 3.125% 5/15/37	65,000	58,925
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/39	100,000	100,007
Series 2016, 5% 1/1/35	80,000	81,240
Series 2017 D, 5% 11/1/25	100,000	102,192
Series 2023 C, 5% 5/1/29	50,000	53,815
Series 2024 B, 5% 5/1/38	100,000	111,604
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,877
TOTAL ILLINOIS		1,306,948
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	100,421
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,800
Series 2021 B, 5% 7/1/28	115,000	121,785
Series A, 5% 7/1/28	25,000	26,475
TOTAL INDIANA		264,481
Iowa - 1.3%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2022 B, 5% 12/1/29 (c)	100,000	104,741
Series 2023 B, 5% 12/1/29 (c)	100,000	104,741
TOTAL IOWA		209,482
Kentucky - 2.7%
Ashland Med. Ctr. Rev. Series 2019, 4% 2/1/33	50,000	49,382
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	105,000	106,768
4% 6/1/33	5,000	5,079
4% 6/1/35	15,000	15,205
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	32,025
5% 11/1/33	15,000	15,995
Series B, 5% 8/1/26	75,000	77,694
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	20,000	21,192
Series 2024 A1, 5.25%, tender 2/1/32 (b)	100,000	108,871
TOTAL KENTUCKY		432,211
Louisiana - 0.6%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	100,000	100,162
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,439
Maryland - 1.0%
Baltimore Proj. Rev. Series 2017 A, 5% 7/1/28	45,000	46,943
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	15,000	15,487
Series 2021 A, 2% 10/1/34	15,000	12,237
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	16,633
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	53,251
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2018 A, 3.125% 4/1/35	15,000	14,426
TOTAL MARYLAND		158,977
Massachusetts - 5.5%
Arlington Gen. Oblig. Series 2021:
2% 9/15/34	275,000	229,373
2% 9/15/35	100,000	81,918
Billerica Gen. Oblig. Series 2017, 3.125% 2/1/34	100,000	97,214
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,648
Mansfield Gen. Oblig. Series 2017, 3.5% 5/15/42	20,000	18,935
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,183
Series 2016 A, 0% 7/1/29	5,000	4,273
Series 2021 A1, 5% 7/1/35	45,000	50,220
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,858
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,829
Series 2015 O1, 4% 7/1/45	30,000	28,725
Series 2018 L, 5% 10/1/33	35,000	36,086
Series 2020 A:
5% 10/15/29	35,000	38,823
5% 10/15/30	20,000	22,559
Series 2021 G, 4% 7/1/46	75,000	69,840
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,656
Series 2017 D, 5% 7/1/27	25,000	26,533
Series A, 5% 7/1/31	10,000	10,336
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,177
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	56,404
TOTAL MASSACHUSETTS		866,590
Michigan - 1.4%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,311
Series 2018, 5% 1/1/29	25,000	26,750
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	49,338
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	9,913
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,141
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	10,000	10,290
Series 2016:
5% 11/15/28	15,000	15,485
5% 11/15/30	35,000	36,132
5% 11/15/34	15,000	15,451
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	25,000	23,457
Series 2010 F4, 5% 11/15/47	10,000	10,518
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	10,948
TOTAL MICHIGAN		223,734
Minnesota - 2.9%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,345
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	98,236	79,058
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	16,465
Minnesota Higher Ed. Facilities Auth. Rev.:
Bonds Series 2024 B2, 5%, tender 10/1/29 (b)	100,000	106,354
Series 2017, 4% 10/1/41	20,000	19,500
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	114,195
Series B, 4% 8/1/36	15,000	15,437
Waconia Independent School District #110 (MN School District Cr. Enhancement Prog.) Series 2015 B, 3.25% 2/1/39	110,000	102,138
TOTAL MINNESOTA		463,492
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,092
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	136,002
TOTAL NEBRASKA		186,094
New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	15,428
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,094
Series 2023 B, 5.5% 11/1/31 (c)	50,000	54,447
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	97,636	95,509
TOTAL NEW HAMPSHIRE		170,478
New Jersey - 4.4%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/34 (Build America Mutual Assurance Insured)	150,000	169,122
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/27	100,000	105,447
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	15,915
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,299
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	106,736
Series 2021 A, 5% 6/15/33	95,000	105,221
Series 2022 A, 4% 6/15/39	30,000	30,197
Series 2022 CC, 5% 6/15/33	100,000	112,965
Series A, 0% 12/15/31	50,000	38,292
TOTAL NEW JERSEY		694,194
New York - 9.1%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	26,279
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2018, 5% 9/1/27	15,000	15,951
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2017 A, 3.875% 7/1/42	10,000	9,674
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	50,000	50,486
Series 2024 A2, 3.625%, tender 7/1/28 (b)	150,000	150,804
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	52,494
New York Dorm. Auth. Rev. Series 2022 A, 5% 7/1/34	200,000	215,985
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,131
5% 11/15/29	50,000	53,162
5% 11/15/31	140,000	148,440
Series 2019 C, 5% 11/15/39	70,000	74,427
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,410
Series 2019 D, 4% 2/15/36	15,000	15,413
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.875%, tender 5/1/28 (b)	20,000	20,150
Series 2024 A, 3.375%, tender 11/1/27 (b)	150,000	150,151
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	30,822
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	86,987
New York Trans. Dev. Corp. (Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	100,000	112,792
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	90,595
Triborough Bridge & Tunnel Auth. Series 2023 A, 4% 11/15/34	100,000	106,016
TOTAL NEW YORK		1,442,169
North Carolina - 0.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,722
Ohio - 3.9%
Cuyahoga Cmnty. College District Series 2018, 3.5% 12/1/39	30,000	28,349
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	48,077
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	151,160
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,029
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,464
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	75,000	75,595
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	21,657
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,064
Perrysburg Exmp Vlg School Dis Series 2015, 3.75% 12/1/43	50,000	47,672
Port Gtr Cincinnati Dev. Auth. O (Mariemont City School District Proj.) Series 2019, 3.25% 12/1/35	115,000	108,852
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	85,000	79,022
TOTAL OHIO		618,941
Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	40,059
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,073
TOTAL OKLAHOMA		51,132
Oregon - 1.4%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,688
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	32,523
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	24,499
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	151,353
TOTAL OREGON		219,063
Pennsylvania - 1.3%
Council Rock School District Series 2016 A, 3.125% 11/15/34	25,000	23,151
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,197
Delaware County Auth. College Rev. Series 2017 A, 3.75% 10/1/46	85,000	78,961
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	51,517
5% 7/15/28	35,000	36,281
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,641
TOTAL PENNSYLVANIA		205,748
Rhode Island - 0.7%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	106,164
Tennessee - 0.7%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	20,547
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	53,501
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	45,000	43,580
TOTAL TENNESSEE		117,628
Texas - 4.5%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	25,779
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,164
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	105,707
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 A, 5% 12/1/26	90,000	90,470
Series 2024 B, 5% 7/1/37	100,000	114,422
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2024, 4%, tender 6/1/34 (b)(c)	100,000	101,235
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,338
Series 2020 A, 5% 5/15/27	10,000	10,536
Series 2022 B, 5% 5/15/36	105,000	118,422
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	45,540
Univ. of Houston Univ. Revs. Series 2021 A, 2% 2/15/33	25,000	21,214
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	51,558
TOTAL TEXAS		705,385
Virginia - 2.6%
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	100,000	103,488
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	99,910
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	10,655
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	15,994
Series 2019 A, 3% 2/1/36	15,000	13,966
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	63,630
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	15,862
Series 2019, 3% 5/15/33	100,000	94,257
TOTAL VIRGINIA		417,762
Washington - 3.2%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	105,258
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	53,099
Series 2018 C, 5% 8/1/30	25,000	26,364
Series 2018 D, 5% 8/1/33	20,000	21,015
Series 2020 A, 5% 8/1/27	65,000	69,029
Series 2020 C, 5% 2/1/37	15,000	16,429
Series R-2017 A, 5% 8/1/30	10,000	10,363
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,389
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	47,042
Series 2017 A, 4% 7/1/37	125,000	115,756
Series 2019 A2, 5% 8/1/33	10,000	10,741
TOTAL WASHINGTON		500,485
West Virginia - 1.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2016 A, 3.25% 6/1/39	60,000	54,070
Series 2018 A, 5% 1/1/43	100,000	101,494
TOTAL WEST VIRGINIA		155,564
Wisconsin - 2.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	160,000	168,729
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (d)	150,000	170,012
Wisconsin Health & Edl. Facilities Series 2013 B2, 4% 11/15/43	55,000	53,312
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Bonds (100 E. Nat'l. Proj.) Series 2024 J, 5%, tender 8/1/26 (b)	5,000	5,157
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25 (Escrowed to Maturity)	10,000	10,156
5% 5/1/26 (Escrowed to Maturity)	20,000	20,744
TOTAL WISCONSIN		428,110
TOTAL MUNICIPAL BONDS (Cost $15,390,131)		15,572,479

Municipal Notes - 1.9%
	Principal Amount (a)	Value ($)
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 4.32% 8/1/24, VRDN (b)(c)	100,000	100,000
Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 4.15% 8/1/24, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $300,000)		300,000

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (e)(f) (Cost $136,336)	136,295	136,322

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $15,826,467)	16,008,801
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(173,687)
NET ASSETS - 100.0%	15,835,114

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	49,005	1,138,351	1,050,959	3,075	(56)	(19)	136,322	0.0%
Total	49,005	1,138,351	1,050,959	3,075	(56)	(19)	136,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	15,872,479	-	15,872,479	-

Money Market Funds	136,322	136,322	-	-
Total Investments in Securities:	16,008,801	136,322	15,872,479	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,690,131)	$15,872,479
Fidelity Central Funds (cost $136,336)	136,322

Total Investment in Securities (cost $15,826,467)		$16,008,801
Cash		102,921
Receivable for fund shares sold		26,151
Interest receivable		155,986
Distributions receivable from Fidelity Central Funds		344
Prepaid expenses		3
Receivable from investment adviser for expense reductions		6,713
Total assets		16,300,919
Liabilities
Payable for investments purchased on a delayed delivery basis	$422,862
Payable for fund shares redeemed	1,546
Distributions payable	4,044
Accrued management fee	5,912
Distribution and service plan fees payable	1,470
Audit fee payable	26,168
Other payables and accrued expenses	3,803
Total liabilities		465,805
Net Assets		$15,835,114
Net Assets consist of:
Paid in capital		$15,690,699
Total accumulated earnings (loss)		144,415
Net Assets		$15,835,114

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,563,375 ÷ 154,673 shares)(a)		$10.11
Maximum offering price per share (100/96.00 of $10.11)		$10.53
Class M :
Net Asset Value and redemption price per share ($1,158,945 ÷ 114,659 shares)(a)		$10.11
Maximum offering price per share (100/96.00 of $10.11)		$10.53
Class C :
Net Asset Value and offering price per share ($1,091,105 ÷ 109,825 shares)(a)		$9.93
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($9,790,973 ÷ 968,638 shares)		$10.11
Class I :
Net Asset Value, offering price and redemption price per share ($1,077,844 ÷ 106,633 shares)		$10.11
Class Z :
Net Asset Value, offering price and redemption price per share ($1,152,872 ÷ 114,054 shares)		$10.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$264,945
Income from Fidelity Central Funds		3,075
Total income		268,020
Expenses
Management fee	$32,840
Transfer agent fees	1,337
Distribution and service plan fees	8,824
Accounting fees and expenses	311
Custodian fees and expenses	3,141
Independent trustees' fees and expenses	20
Registration fees	81,046
Audit fees	32,252
Legal	26
Miscellaneous	50
Total expenses before reductions	159,847
Expense reductions	(123,691)
Total expenses after reductions		36,156
Net Investment income (loss)		231,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,794
Fidelity Central Funds	(56)
Total net realized gain (loss)		15,738
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(132,416)
Fidelity Central Funds	(19)
Total change in net unrealized appreciation (depreciation)		(132,435)
Net gain (loss)		(116,697)
Net increase (decrease) in net assets resulting from operations		$115,167
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,864	$389,747
Net realized gain (loss)	15,738	(53,195)
Change in net unrealized appreciation (depreciation)	(132,435)	110,452
Net increase (decrease) in net assets resulting from operations	115,167	447,004
Distributions to shareholders	(225,557)	(387,038)

Share transactions - net increase (decrease)	1,531,846	1,227,145
Total increase (decrease) in net assets	1,421,456	1,287,111

Net Assets
Beginning of period	14,413,658	13,126,547
End of period	$15,835,114	$14,413,658

Financial Highlights
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.273	.181
Net realized and unrealized gain (loss)	(.077)	.032	.137
Total from investment operations	.071	.305	.318
Distributions from net investment income	(.141)	(.265)	(.178)
Total distributions	(.141)	(.265)	(.178)
Net asset value, end of period	$10.11	$10.18	$10.14
Total Return D,E,F	.71%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.32% I	1.93%	2.34% I,J
Expenses net of fee waivers, if any	.62 % I	.62%	.62% I
Expenses net of all reductions	.62% I	.62%	.61% I
Net investment income (loss)	2.94% I	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,563	$1,613	$1,563
Portfolio turnover rate K	15 % I	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.273	.181
Net realized and unrealized gain (loss)	(.077)	.032	.137
Total from investment operations	.071	.305	.318
Distributions from net investment income	(.141)	(.265)	(.178)
Total distributions	(.141)	(.265)	(.178)
Net asset value, end of period	$10.11	$10.18	$10.14
Total Return D,E,F	.71%	3.10%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.34% I	1.97%	2.36% I,J
Expenses net of fee waivers, if any	.62 % I	.62%	.62% I
Expenses net of all reductions	.62% I	.62%	.61% I
Net investment income (loss)	2.94% I	2.74%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,159	$1,180	$1,122
Portfolio turnover rate K	15 % I	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.108	.196	.120
Net realized and unrealized gain (loss)	(.089)	.036	.137
Total from investment operations	.019	.232	.257
Distributions from net investment income	(.139)	(.262)	(.177)
Total distributions	(.139)	(.262)	(.177)
Net asset value, end of period	$9.93	$10.05	$10.08
Total Return D,E,F	.20%	2.39%	2.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	3.10% I	2.73%	3.08% I,J
Expenses net of fee waivers, if any	1.37 % I	1.37%	1.37% I
Expenses net of all reductions	1.37% I	1.37%	1.36% I
Net investment income (loss)	2.19% I	1.99%	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,091	$1,090	$1,065
Portfolio turnover rate K	15 % I	30%	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Intermediate Municipal Income Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160	.298	.200
Net realized and unrealized gain (loss)	(.077)	.032	.138
Total from investment operations	.083	.330	.338
Distributions from net investment income	(.153)	(.290)	(.198)
Total distributions	(.153)	(.290)	(.198)
Net asset value, end of period	$10.11	$10.18	$10.14
Total Return D,E	.83%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.97% H	1.62%	2.03% H,I
Expenses net of fee waivers, if any	.37 % H	.37%	.37% H
Expenses net of all reductions	.37% H	.37%	.36% H
Net investment income (loss)	3.19% H	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,791	$8,337	$7,307
Portfolio turnover rate J	15 % H	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160	.298	.201
Net realized and unrealized gain (loss)	(.077)	.032	.137
Total from investment operations	.083	.330	.338
Distributions from net investment income	(.153)	(.290)	(.198)
Total distributions	(.153)	(.290)	(.198)
Net asset value, end of period	$10.11	$10.18	$10.14
Total Return D,E	.83%	3.36%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.09% H	1.74%	2.12% H,I
Expenses net of fee waivers, if any	.37 % H	.37%	.37% H
Expenses net of all reductions	.37% H	.37%	.36% H
Net investment income (loss)	3.19% H	2.99%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,078	$1,070	$1,035
Portfolio turnover rate J	15 % H	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.163	.304	.205
Net realized and unrealized gain (loss)	(.077)	.032	.137
Total from investment operations	.086	.336	.342
Distributions from net investment income	(.156)	(.296)	(.202)
Total distributions	(.156)	(.296)	(.202)
Net asset value, end of period	$10.11	$10.18	$10.14
Total Return D,E	.86%	3.42%	3.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.96% H	1.61%	2.04% H,I
Expenses net of fee waivers, if any	.31 % H	.31%	.31% H
Expenses net of all reductions	.31% H	.31%	.30% H
Net investment income (loss)	3.25% H	3.05%	2.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,153	$1,124	$1,035
Portfolio turnover rate J	15 % H	30%	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

 1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$298,449
Gross unrealized depreciation	(94,194)
Net unrealized appreciation (depreciation)	$204,255
Tax cost	$15,804,546

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,120)
Long-term	(52,565)
Total capital loss carryforward	$(57,685)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	2,771,033	1,093,845
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.48
Class M	.51
Class C	.52
Fidelity Sustainable Intermediate Municipal Income Fund	.43
Class I	.52
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,964	1,964
Class M	- %	.25%	1,451	1,326
Class C	.75%	.25%	5,409	5,409
			8,824	8,699

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	183.1367
Class M	167.1709
Class C	162.1788
Fidelity Sustainable Intermediate Municipal Income Fund	618.0890
Class I	160.1800
Class Z	47.0500
	1,337

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable Intermediate Municipal Income Fund	.0259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Sustainable Intermediate Municipal Income Fund	13
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025.  Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	13,315
Class M	.62%	9,933
Class C	1.37%	9,297
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	72,642
Class I	.37%	9,149
Class Z	.31%	9,202
		123,538

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $153.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$21,884	$41,437
Class M	16,176	29,702
Class C	15,102	28,066
Fidelity Sustainable Intermediate Municipal Income Fund	138,761	226,843
Class I	16,257	29,994
Class Z	17,377	30,996
Total	$225,557	$387,038
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	-	3,854	$ -	$38,433
Reinvestment of distributions	2,175	4,164	21,884	41,424
Shares redeemed	(5,925)	(3,755)	(59,652)	(37,261)
Net increase (decrease)	(3,750)	4,263	$(37,768)	$42,596
Class M
Shares sold	-	3,418	$ -	$35,000
Reinvestment of distributions	1,608	2,985	16,176	29,702
Shares redeemed	(2,780)	(1,209)	(28,000)	(12,000)
Net increase (decrease)	(1,172)	5,194	$(11,824)	$52,702
Class C
Shares sold	-	4	$ -	$42
Reinvestment of distributions	1,525	2,850	15,102	28,066
Shares redeemed	(176)	(9)	(1,756)	(88)
Net increase (decrease)	1,349	2,845	$13,346	$28,020
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	149,302	134,915	$1,509,871	$1,348,159
Reinvestment of distributions	11,431	18,304	114,953	182,095
Shares redeemed	(10,823)	(54,911)	(109,573)	(540,026)
Net increase (decrease)	149,910	98,308	$1,515,251	$990,228
Class I
Shares sold	2,010	299	$20,000	$3,000
Reinvestment of distributions	1,609	3,015	16,182	29,994
Shares redeemed	(2,010)	(300)	(20,241)	(3,012)
Net increase (decrease)	1,609	3,014	$15,941	$29,982
Class Z
Shares sold	2,020	5,498	$20,343	$55,473
Reinvestment of distributions	1,656	3,078	16,659	30,627
Shares redeemed	(10)	(247)	(102)	(2,483)
Net increase (decrease)	3,666	8,329	$36,900	$83,617
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	68%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9904922.102
SNT-SANN-0924
Fidelity® Municipal Core Plus Bond Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Core Plus Bond Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 92.5%
	Principal Amount (a)	Value ($)
Alabama - 5.4%
Black Belt Energy Gas District Bonds:
Series 2022 C1, 5.25%, tender 6/1/29 (b)	630,000	669,236
Series 2022 E, 5%, tender 6/1/28 (b)	65,000	67,929
Series 2024 A, 5.25%, tender 9/1/32 (b)	100,000	109,429
Series 2024 C, 5%, tender 7/1/31 (b)	600,000	640,031
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A, 5.5% 10/1/49	200,000	211,979
Jefferson County Swr. Rev. Series 2024, 5% 10/1/38	500,000	551,158
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	380,000	402,460
Univ. of South Alabama Univ. Rev. Series 2024 A, 5.25% 4/1/54 (Build America Mutual Assurance Insured)	500,000	542,030
TOTAL ALABAMA		3,194,252
Arizona - 1.8%
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/36	105,000	105,218
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,312	86,649
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	125,000	126,595
Series 2007, 4.1%, tender 6/15/28 (b)(c)	55,000	55,716
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	100,000	99,633
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	100,000	92,500
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	100,000	94,838
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC - Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/31	75,000	78,448
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	260,000	286,895
Univ. of Arizona Univ. Revs. Series 2016, 3% 6/1/34	50,000	45,996
TOTAL ARIZONA		1,072,488
California - 4.1%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	100,000	26,691
California Gen. Oblig.:
Series 2020, 4% 11/1/37	50,000	51,774
Series 2022, 4.75% 12/1/42	250,000	261,925
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	569,702	546,462
Series 2023 A1, 4.375% 9/20/36	99,190	103,855
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	15,000	13,360
California Muni. Fin. Auth. Rev. Series 2017 A:
3.5% 6/1/34	50,000	48,556
3.75% 6/1/37	40,000	39,176
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	500,000	523,556
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/34	50,000	46,771
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/53 (Build America Mutual Assurance Insured) (c)	500,000	523,873
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	500,000	57,441
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/35 (c)	10,000	10,566
Series 2019 C, 5% 5/15/25 (Escrowed to Maturity)	25,000	25,400
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	10,000	9,167
Series 2020 C, 3% 7/1/35	5,000	4,656
Poway Unified School District Series B, 0% 8/1/38	60,000	35,894
San Diego Unified School District Series 2012 R1, 0% 7/1/31	10,000	8,005
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2024 A, 5.25% 5/1/49 (c)	100,000	108,307
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	5,000	5,500
TOTAL CALIFORNIA		2,450,935
Colorado - 1.3%
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/36 (Pre-Refunded to 9/1/26 @ 100)	15,000	15,320
(Parkview Med. Ctr., INC. Proj.) Series 2017, 5% 9/1/26	325,000	338,112
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	90,000	96,173
Series 2019 A, 4% 11/1/39	45,000	44,102
Series 2019 A1, 4% 8/1/39	185,000	181,935
Denver City & County Arpt. Rev. Series 2018 A, 5% 12/1/27 (c)	90,000	94,155
TOTAL COLORADO		769,797
Connecticut - 5.3%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	50,000	51,658
Series 2018 A, 5% 4/15/37	1,000,000	1,058,356
Series 2021 A, 3% 1/15/36	20,000	18,394
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2010 A3, 2.95%, tender 7/1/27 (b)	100,000	99,135
Series 2019 A:
4% 7/1/34	375,000	375,093
5% 7/1/25	190,000	191,083
5% 7/1/26	500,000	505,351
Series 2020 A:
4% 7/1/36	5,000	5,093
5% 7/1/32	5,000	5,352
Series R, 5% 6/1/40	30,000	31,981
Connecticut Hsg. Fin. Auth. Series 2023 A, 5.25% 11/15/53	255,000	269,021
Stamford Gen. Oblig. Series 2016, 4% 8/1/26	5,000	5,048
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.):
Series 2021, 4% 4/1/51 (d)	100,000	84,838
Series 2024, 5.625% 4/1/44 (d)	100,000	105,195
West Haven Gen. Oblig. Series 2024:
5% 2/15/38 (Build America Mutual Assurance Insured)	100,000	108,690
5% 2/15/39 (Build America Mutual Assurance Insured)	100,000	107,857
5% 2/15/40 (Build America Mutual Assurance Insured)	100,000	107,181
TOTAL CONNECTICUT		3,129,326
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2016 A, 3% 6/1/41	145,000	125,783
District of Columbia Income Tax Rev. Series 2019 A, 5% 3/1/35	15,000	16,420
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2021 A:
4% 10/1/40 (c)	100,000	98,656
5% 10/1/26 (c)	200,000	206,635
TOTAL DISTRICT OF COLUMBIA		447,494
Florida - 6.1%
Central Florida Expressway Auth. Sr. Lien Rev. Series 2017, 3% 7/1/34	395,000	365,408
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (c)	500,000	521,809
5.5% 7/1/53 (c)	500,000	519,264
Florida Dev. Fin. Corp. Student H (SFP - Tampa I - The Henry Proj.) Series 2024 A1, 5.25% 6/1/59 (d)	100,000	101,683
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.):
Series 2016 A, 3% 12/1/46	25,000	19,462
Series 2020 A, 3% 12/1/48	100,000	76,799
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	15,000	15,314
Florida Muni. Pwr. Agcy. Rev. Series 2021 A, 3% 10/1/32	100,000	92,631
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A, 3.5% 8/1/55	235,000	188,513
JEA Wtr. & Swr. Sys. Rev. Series 2024 A:
5% 10/1/28	50,000	54,141
5% 10/1/30	50,000	55,820
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/41	200,000	200,590
Palm Beach County Health Facilities Auth. Rev.:
Series 2019 B, 5% 5/15/53	75,000	71,584
Series 2023 C, 7.625% 5/15/58	50,000	56,644
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 4% 8/15/47	1,000,000	938,617
Tallahassee Health Facilities Rev. Series 2015 A, 4% 12/1/35	365,000	344,500
TOTAL FLORIDA		3,622,779
Georgia - 3.2%
Atlanta Arpt. Rev. Series 2023 G, 5% 7/1/25 (c)	800,000	812,052
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 4, 3.8%, tender 5/21/26 (b)	340,000	343,000
Main Street Natural Gas, Inc. Bonds:
Series 2022 E, 4%, tender 12/1/29 (b)	200,000	201,656
Series 2023 A, 5%, tender 6/1/30 (b)	200,000	211,499
Series 2023 B, 5%, tender 3/1/30 (b)	250,000	266,404
Series 2023 C, 5%, tender 9/1/30 (b)	55,000	58,798
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/38	5,000	5,055
TOTAL GEORGIA		1,898,464
Hawaii - 1.5%
Honolulu City & County Gen. Oblig. Series 2020 F, 5% 7/1/34	5,000	5,537
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	340,000	349,561
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/27	500,000	518,249
TOTAL HAWAII		873,347
Illinois - 10.4%
Chicago Board of Ed.:
Series 2017 D, 5% 12/1/31	100,000	102,277
Series 2022 B, 4% 12/1/41	100,000	92,351
Chicago Midway Arpt. Rev.:
Series 2016 A, 5% 1/1/29 (c)	20,000	20,274
Series 2024 A, 5% 1/1/30 (c)	1,000,000	1,057,860
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (c)	5,000	5,024
Series 2016 G, 5% 1/1/42 (c)	5,000	5,079
Illinois Fin. Auth. (Bradley Univ. Proj.) Series 2021 A, 4% 8/1/37	100,000	97,570
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/38	350,000	366,680
Illinois Fin. Auth. Rev.:
Series 2015 A, 5% 11/15/25	60,000	60,932
Series 2016 A, 3% 10/1/37	145,000	125,264
Series 2016:
3.125% 5/15/37	35,000	31,729
3.25% 11/15/45	540,000	440,796
4% 5/15/35	10,000	9,691
Series 2017 C, 5% 3/1/26	15,000	15,272
Series 2019, 5% 4/1/35	15,000	15,738
Illinois Gen. Oblig.:
Series 2017 D, 5% 11/1/28	25,000	26,253
Series 2021 A, 5% 3/1/30	120,000	130,569
Series 2022 A, 5% 3/1/36	40,000	44,035
Series 2023 B, 5% 5/1/37	500,000	549,680
Series 2023 D, 4% 7/1/37	300,000	299,959
Series 2024 B:
5% 5/1/35	50,000	56,476
5% 5/1/37	50,000	56,047
5.25% 5/1/42	35,000	39,031
5.25% 5/1/49	25,000	27,123
Series June 2016, 3.5% 6/1/29	500,000	492,268
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	350,000	351,335
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	115,000	103,132
Illinois Sales Tax Rev. Series 2016 A:
3% 6/15/33	115,000	107,323
3% 6/15/34	220,000	202,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series A, 5% 1/1/45	20,000	21,354
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	100,000	37,369
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,279
Series 2002 A, 0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,002
Series 2022 A, 0% 6/15/41	300,000	140,371
Series 2023 A, 5% 12/15/28	300,000	313,568
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26 (Escrowed to Maturity)	5,000	5,168
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	300,000	310,074
Sales Tax Securitization Corp. Series 2023 A, 3% 1/1/27	264,000	258,668
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	100,000	105,000
TOTAL ILLINOIS		6,146,561
Indiana - 1.5%
Indiana Fin. Auth. Edl. Facilities Rev. (Butler Univ. Proj.) Series 2021, 4% 2/1/30	10,000	10,206
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	555,000	524,265
Northern Indiana Commuter Trans. District Series 2024, 5% 1/1/54	360,000	384,770
TOTAL INDIANA		919,241
Iowa - 0.5%
Des Moines Iowa Series 2020 A, 2% 6/1/31	10,000	8,694
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	250,000	261,560
TOTAL IOWA		270,254
Kentucky - 4.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	350,000	338,847
Series 2019, 4% 2/1/33	200,000	197,528
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	200,000	203,539
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	80,000	84,767
Series A, 4%, tender 6/1/26 (b)	95,000	95,453
Series 2024 A1:
5% 8/1/28	490,000	508,932
5% 2/1/29	400,000	417,192
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	350,000	359,421
Series 2020 A, 3% 10/1/43	90,000	71,230
Louisville & Jefferson County Visitors & Convention Commission Rev. (Kentucky Int'l. Convention Ctr. Expansion Proj.) Series 2016, 3.125% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	20,000	16,383
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	100,000	100,756
TOTAL KENTUCKY		2,394,048
Louisiana - 0.5%
New Orleans Aviation Board Rev. Series 2017 D2, 5% 1/1/38 (c)	60,000	61,033
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	260,000	260,421
TOTAL LOUISIANA		321,454
Maryland - 2.1%
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	300,000	302,046
Series 2021 A:
5% 6/1/31	315,000	332,781
5% 6/1/33	360,000	378,525
Series 2024, 5.25% 6/1/44	150,000	158,526
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A, 4% 7/1/42	100,000	92,682
TOTAL MARYLAND		1,264,560
Massachusetts - 1.8%
Amesbury Gen. Oblig. Series 2020, 2% 6/1/34	25,000	20,975
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/28	30,000	30,744
Series 2019 K, 5% 7/1/35	15,000	16,120
Series 2021 G, 4% 7/1/46	510,000	474,915
Massachusetts Edl. Fing. Auth. Rev. Series 2020 C, 5% 7/1/26 (c)	100,000	102,445
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	370,000	353,180
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/34 (c)	30,000	31,813
Worcester Gen. Oblig. Series 2021, 2% 2/15/35 (Assured Guaranty Muni. Corp. Insured)	60,000	49,746
TOTAL MASSACHUSETTS		1,079,938
Michigan - 0.2%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/38	100,000	106,836
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	30,000	21,179
Rochester Cmnty. School District Series 2019 II, 3% 5/1/31	5,000	4,737
TOTAL MICHIGAN		132,752
Minnesota - 1.5%
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	315,000	334,532
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	100,000	108,251
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A, 5% 10/1/33	150,000	155,002
Series 2023, 4.25% 10/1/38	300,000	293,281
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	15,000	13,857
TOTAL MINNESOTA		904,923
Mississippi - 0.0%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)(e)	34,811	16,709
Missouri - 0.2%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series 2023 E, 6.5% 5/1/54	100,000	112,436
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	135,000	142,606
Nevada - 3.0%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (c)	1,740,000	1,766,214
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2023 2A, 3.875% 1/20/38	98,888	94,990
New Hampshire Health & Ed. Facilities Auth. Series 2023 B:
5% 11/1/43 (c)	30,000	31,419
5.5% 11/1/27 (c)	20,000	21,026
New Hampshire St Hsg. Fin. Series 2023 4:
3.625% 4/1/26	10,000	10,079
3.7% 1/1/27	35,000	35,275
TOTAL NEW HAMPSHIRE		192,789
New Jersey - 8.6%
Essex County Gen. Oblig. Series 2021 B, 2% 8/15/33	450,000	377,942
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5.25% 6/15/38	1,000,000	1,149,683
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/34	10,000	9,826
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	340,000	342,161
New Jersey Gen. Oblig. Series 2020, 2.375% 6/1/36	55,000	45,180
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2021 B, 5% 12/1/25 (c)	655,000	668,055
Series 2023 A, 5% 12/1/30 (c)	300,000	320,053
Series 2024 B, 5% 12/1/31 (c)	85,000	91,296
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (c)	500,000	506,637
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	525,000	527,872
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/28	65,000	69,439
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	150,000	148,218
0% 12/15/31 (FGIC Insured)	15,000	11,488
0% 12/15/34	80,000	55,347
Series 2022 AA, 5% 6/15/25	250,000	254,013
Series AA, 5% 6/15/38	35,000	38,083
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(c)	500,000	501,207
TOTAL NEW JERSEY		5,116,500
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Series 2021 D, 3% 7/1/52	95,000	92,233
New York - 4.6%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/30	250,000	262,535
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A, 5% 9/1/34	5,000	5,574
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	100,000	101,283
Series 2018 C, 3% 8/1/33	160,000	152,620
New York City Hsg. Dev. Corp. Bonds Series 2024 A2, 3.625%, tender 7/1/28 (b)	110,000	110,590
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 J, 3.05% 11/1/49	15,000	11,780
New York City Transitional Fin. Auth. Rev. Series 2016 A1, 3.125% 8/1/31	595,000	580,329
New York Metropolitan Trans. Auth. Rev. Series 2020 D, 4% 11/15/47	15,000	14,533
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 C2, 3.8%, tender 5/1/29 (b)	370,000	371,276
Series 2023 E2, 3.8%, tender 5/1/27 (b)	35,000	35,141
New York State Urban Dev. Corp. Series 2020 C, 4% 3/15/37	5,000	5,115
New York State Urban Eev Corp. Series 2019 A, 3% 3/15/49	1,000,000	788,238
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	20,000	19,871
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/28 (c)	20,000	21,029
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/34 (c)	35,000	37,860
Suffolk Tobacco Asset Securitization Corp. Series 2021 B1, 4% 6/1/50	205,000	203,326
TOTAL NEW YORK		2,721,100
North Carolina - 1.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	45,000	45,071
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A:
5% 6/1/43 (c)	95,000	95,688
5.5% 6/1/28 (c)	550,000	581,458
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	250,000	267,299
TOTAL NORTH CAROLINA		989,516
North Dakota - 1.1%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/46	60,000	52,077
5% 12/1/28	500,000	510,067
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54	100,000	109,252
TOTAL NORTH DAKOTA		671,396
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2020, 5% 11/15/31	100,000	105,956
American Muni. Pwr., Inc. Rev.:
Series 2016 A, 3% 2/15/36	10,000	8,699
Series 2023 A, 5% 2/15/28	500,000	533,954
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 3% 6/1/48	200,000	153,475
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019, 5% 1/1/34	5,000	5,355
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/32	25,000	27,360
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	200,000	192,308
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	200,000	178,336
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020, 5% 7/1/35	30,000	32,958
(Xavier Univ. 2015 Proj.) Series 2015 C, 3.75% 5/1/38	5,000	4,776
Ohio Hosp. Rev. Series 2021 A, 3% 1/15/46	120,000	93,633
TOTAL OHIO		1,336,810
Oklahoma - 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	100,000	112,402
Oregon - 0.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/36	10,000	10,750
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	10,000	8,429
TOTAL OREGON		19,179
Pennsylvania - 2.4%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3.375% 11/15/31	10,000	9,882
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/28	580,000	601,226
5% 7/15/29	220,000	226,581
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2020 B, 5%, tender 2/15/27 (b)	50,000	51,732
Series 2017 A2, 5% 2/15/31	10,000	10,422
Northampton County Gen. Purp. Auth. Hosp. Rev. (St Luke's Univ. Health Network Proj.) Series 2016 A, 3% 8/15/32	100,000	94,145
Pennsylvania Gen. Oblig.:
Series 2020 1, 3% 5/1/36	310,000	279,553
Series 2021, 3% 5/15/34	40,000	37,280
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016 A1, 5% 12/1/27	5,000	5,109
Series 2021 B, 5% 12/1/33	25,000	28,550
Philadelphia Gas Works Rev. Series 15, 5% 8/1/24	50,000	50,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/39	10,000	10,491
TOTAL PENNSYLVANIA		1,404,971
Puerto Rico - 2.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 A, 5% 7/1/37 (d)	250,000	261,283
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	500,000	336,636
4% 7/1/37	250,000	242,860
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	700,000	693,857
TOTAL PUERTO RICO		1,534,636
Rhode Island - 2.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/36	100,000	100,318
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	500,000	540,095
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/25 (c)	600,000	610,623
Series 2024 A, 5% 12/1/28 (c)	55,000	57,947
TOTAL RHODE ISLAND		1,308,983
South Carolina - 0.6%
South Carolina Pub. Svc. Auth. Rev.:
Series 2024 A:
5% 12/1/39	95,000	106,215
5.25% 12/1/49	30,000	32,774
5.5% 12/1/54	40,000	44,334
Series 2024 B:
4.125% 12/1/44	10,000	9,862
5% 12/1/46	15,000	16,112
5.25% 12/1/54	110,000	118,674
TOTAL SOUTH CAROLINA		327,971
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	100,000	109,257
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (c)	5,000	5,156
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A, 5.25% 5/15/49	100,000	112,443
Series 2024 B, 5% 5/15/27	100,000	105,852
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 3% 1/1/35	350,000	329,434
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	5,000	4,842
Tennessee Hsg. Dev. Agcy. Residential Series 2019 4, 2.9% 7/1/39	15,000	12,815
TOTAL TENNESSEE		570,542
Texas - 2.8%
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	145,000	153,350
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	100,000	107,952
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	25,000	25,593
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/34	5,000	5,366
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/26 (b)	1,000,000	990,780
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/39	5,000	5,185
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2022, 5% 10/1/40	50,000	54,706
Texas Wtr. Dev. Board Rev.:
Series 2019, 5% 8/1/35	5,000	5,438
Series 2020, 3% 10/15/38	250,000	223,245
Univ. of Houston Univ. Revs. Series 2017 C, 3.125% 2/15/36	50,000	45,506
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	40,000	29,440
TOTAL TEXAS		1,646,561
Virginia - 0.0%
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	20,000	20,698
Washington - 2.9%
King County Hsg. Auth. Rev. Series 2018, 3.25% 5/1/33	1,000,000	941,784
Port of Seattle Rev.:
Series 2018 A, 5% 5/1/37 (c)	5,000	5,149
Series 2019:
5% 4/1/35 (c)	30,000	31,360
5% 4/1/36 (c)	5,000	5,227
Washington Gen. Oblig.:
Series 2021 A, 5% 6/1/38	15,000	16,416
Series 2024 C, 5% 6/1/32	50,000	57,274
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	150,000	152,332
5% 7/1/36	155,000	156,696
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	15,000	15,681
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/27	75,000	76,909
Series 2015 A, 5% 8/15/27	5,000	5,067
Series 2019 A1, 5% 8/1/36	10,000	10,698
Washington Higher Ed. Facilities Auth. Rev. (Whitman College Proj.) Series 2024, 4% 1/1/43	25,000	24,715
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	45,000	46,269
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 5% 7/1/28 (d)	155,000	161,207
TOTAL WASHINGTON		1,706,784
West Virginia - 1.1%
Monongalia Cty W Bld Cm Rev. Series 2015, 5% 7/1/29	220,000	220,942
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	15,000	14,864
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2016 A:
3% 6/1/33	240,000	222,024
3.25% 6/1/39	80,000	72,093
Series 2018 A, 5% 1/1/43	100,000	101,494
TOTAL WEST VIRGINIA		631,417
Wisconsin - 2.3%
Howard Suamico Scd Series 2021, 2% 3/1/38	15,000	11,286
Milwaukee Gen. Oblig. Series 2017 N4, 5% 4/1/26	5,000	5,131
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	100,000	93,176
Series 2020 A, 3% 6/1/45	100,000	79,545
Roseman Univ. of Health Series 2021 A, 4.5% 6/1/56 (d)	115,000	93,729
Westosha Cent High School District Series 2021:
2% 3/1/35	90,000	71,534
2% 3/1/36	60,000	46,624
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	55,000	53,312
Series 2015, 3.15% 8/15/27	80,000	78,424
Series 2016 A, 3.5% 2/15/46	210,000	160,299
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021 A, 3% 10/15/39	135,000	114,998
Series 2024 A, 4.5% 2/15/54 (Build America Mutual Assurance Insured)	500,000	500,136
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2023 E, 3.875%, tender 5/1/27 (b)	40,000	40,204
TOTAL WISCONSIN		1,348,398
TOTAL MUNICIPAL BONDS (Cost $53,718,971)		54,792,721

Municipal Notes - 3.7%
	Principal Amount (a)	Value ($)
California - 0.8%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 4.3% 8/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	500,000	500,000
Texas - 1.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 4.2% 8/1/24, VRDN (b)	900,000	900,000
Utah - 1.4%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4.4% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	800,000	800,000
TOTAL MUNICIPAL NOTES (Cost $2,200,000)		2,200,000

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (i)(j) (Cost $2,146,762)	2,146,337	2,146,767

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $58,065,733)	59,139,488
NET OTHER ASSETS (LIABILITIES) - 0.1%	84,118
NET ASSETS - 100.0%	59,223,606

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $807,935 or 1.4% of net assets.

(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	2,652,426	8,680,361	9,186,257	27,876	497	(260)	2,146,767	0.1%
Total	2,652,426	8,680,361	9,186,257	27,876	497	(260)	2,146,767

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	56,992,721	-	56,976,012	16,709

Money Market Funds	2,146,767	2,146,767	-	-
Total Investments in Securities:	59,139,488	2,146,767	56,976,012	16,709
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,918,971)	$56,992,721
Fidelity Central Funds (cost $2,146,762)	2,146,767

Total Investment in Securities (cost $58,065,733)		$59,139,488
Cash		13,628
Receivable for investments sold		79,300
Receivable for fund shares sold		196,871
Interest receivable		519,177
Distributions receivable from Fidelity Central Funds		6,029
Prepaid expenses		12
Receivable from investment adviser for expense reductions		7,279
Total assets		59,961,784
Liabilities
Payable for investments purchased	$638,070
Payable for fund shares redeemed	4,025
Distributions payable	41,927
Accrued management fee	19,836
Distribution and service plan fees payable	3,083
Other payables and accrued expenses	31,237
Total liabilities		738,178
Net Assets		$59,223,606
Net Assets consist of:
Paid in capital		$58,024,874
Total accumulated earnings (loss)		1,198,732
Net Assets		$59,223,606

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,848,105 ÷ 278,600 shares)(a)		$10.22
Maximum offering price per share (100/96.00 of $10.22)		$10.65
Class M :
Net Asset Value and redemption price per share ($2,154,052 ÷ 210,705 shares)(a)		$10.22
Maximum offering price per share (100/96.00 of $10.22)		$10.65
Class C :
Net Asset Value and offering price per share ($2,543,428 ÷ 251,521 shares)(a)		$10.11
Fidelity Municipal Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($36,179,062 ÷ 3,539,119 shares)		$10.22
Class I :
Net Asset Value, offering price and redemption price per share ($2,151,836 ÷ 210,489 shares)		$10.22
Class Z :
Net Asset Value, offering price and redemption price per share ($13,347,123 ÷ 1,305,642 shares)		$10.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$1,090,687
Income from Fidelity Central Funds		27,876
Total income		1,118,563
Expenses
Management fee	$111,436
Transfer agent fees	3,279
Distribution and service plan fees	18,285
Accounting fees and expenses	1,168
Custodian fees and expenses	687
Independent trustees' fees and expenses	73
Registration fees	35,792
Audit fees	27,709
Legal	97
Miscellaneous	106
Total expenses before reductions	198,632
Expense reductions	(82,878)
Total expenses after reductions		115,754
Net Investment income (loss)		1,002,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,837
Fidelity Central Funds	497
Total net realized gain (loss)		60,334
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(380,362)
Fidelity Central Funds	(260)
Total change in net unrealized appreciation (depreciation)		(380,622)
Net gain (loss)		(320,288)
Net increase (decrease) in net assets resulting from operations		$682,521
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	For the period February 16, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,002,809	$1,303,377
Net realized gain (loss)	60,334	30,173
Change in net unrealized appreciation (depreciation)	(380,622)	1,454,377
Net increase (decrease) in net assets resulting from operations	682,521	2,787,927
Distributions to shareholders	(986,585)	(1,285,132)

Share transactions - net increase (decrease)	5,156,263	52,868,612
Total increase (decrease) in net assets	4,852,199	54,371,407

Net Assets
Beginning of period	54,371,407	-
End of period	$59,223,606	$54,371,407

Financial Highlights
Fidelity Advisor® Municipal Core Plus Bond Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.173	.320
Net realized and unrealized gain (loss)	(.064)	.270 D
Total from investment operations	.109	.590
Distributions from net investment income	(.165)	(.307)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.169)	(.310)
Net asset value, end of period	$10.22	$10.28
Total Return E,F,G	1.08%	6.03% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	1.41% J,K
Expenses net of fee waivers, if any	.62 % J	.62% J,K
Expenses net of all reductions	.62% J	.61% J,K
Net investment income (loss)	3.42% J	3.33% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$2,848	$2,440
Portfolio turnover rate L	30 % J	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.00%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Core Plus Bond Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.173	.320
Net realized and unrealized gain (loss)	(.064)	.270 D
Total from investment operations	.109	.590
Distributions from net investment income	(.165)	(.307)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.169)	(.310)
Net asset value, end of period	$10.22	$10.28
Total Return E,F,G	1.08%	6.03% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.01% J	1.42% J,K
Expenses net of fee waivers, if any	.62 % J	.62% J,K
Expenses net of all reductions	.62% J	.61% J,K
Net investment income (loss)	3.42% J	3.33% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$2,154	$2,121
Portfolio turnover rate L	30 % J	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.00%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Core Plus Bond Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.134	.247
Net realized and unrealized gain (loss)	(.067)	.271 D
Total from investment operations	.067	.518
Distributions from net investment income	(.163)	(.305)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.167)	(.308)
Net asset value, end of period	$10.11	$10.21
Total Return E,F,G	.68%	5.30% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.77% J	2.16% J,K
Expenses net of fee waivers, if any	1.37 % J	1.37% J,K
Expenses net of all reductions	1.37% J	1.36% J,K
Net investment income (loss)	2.67% J	2.58% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$2,543	$2,529
Portfolio turnover rate L	30 % J	25% J

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 5.27%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Municipal Core Plus Bond Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.343
Net realized and unrealized gain (loss)	(.065)	.271 D
Total from investment operations	.121	.614
Distributions from net investment income	(.177)	(.331)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.181)	(.334)
Net asset value, end of period	$10.22	$10.28
Total Return E,F	1.20%	6.28% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63% I	1.04% I,J
Expenses net of fee waivers, if any	.37 % I	.37% I,J
Expenses net of all reductions	.37% I	.36% I,J
Net investment income (loss)	3.67% I	3.58% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$36,179	$32,502
Portfolio turnover rate K	30 % I	25% I

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Core Plus Bond Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.344
Net realized and unrealized gain (loss)	(.065)	.270 D
Total from investment operations	.121	.614
Distributions from net investment income	(.177)	(.331)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.181)	(.334)
Net asset value, end of period	$10.22	$10.28
Total Return E,F	1.20%	6.28% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I	1.17% I,J
Expenses net of fee waivers, if any	.37 % I	.37% I,J
Expenses net of all reductions	.37% I	.36% I,J
Net investment income (loss)	3.67% I	3.58% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,152	$2,191
Portfolio turnover rate K	30 % I	25% I

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Core Plus Bond Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.189	.353
Net realized and unrealized gain (loss)	(.065)	.267 D
Total from investment operations	.124	.620
Distributions from net investment income	(.180)	(.337)
Distributions from net realized gain	(.004)	(.003)
Total distributions	(.184)	(.340)
Net asset value, end of period	$10.22	$10.28
Total Return E,F	1.23%	6.34% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63% I	1.17% I,J
Expenses net of fee waivers, if any	.31 % I	.31% I,J
Expenses net of all reductions	.31% I	.30% I,J
Net investment income (loss)	3.73% I	3.64% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$13,347	$12,589
Portfolio turnover rate K	30 % I	25% I

AFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.01 per share. Excluding this reimbursement, the total return would have been 6.31%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Municipal Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,294,209
Gross unrealized depreciation	(129,280)
Net unrealized appreciation (depreciation)	$1,164,929
Tax cost	$57,974,559

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Core Plus Bond Fund	9,957,553	7,792,695

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,063	3,063
Class M	- %	.25%	2,646	2,644
Class C	.75%	.25%	12,576	12,576
			18,285	18,283
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	244

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	336.1654
Class M	317.1800
Class C	378.1799
Fidelity Municipal Core Plus Bond Fund	1,394.0515
Class I	329.1807
Class Z	525.0500
	3,279

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Municipal Core Plus Bond Fund	.0258

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Municipal Core Plus Bond Fund	-	1,618,006	(27,140)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Municipal Core Plus Bond Fund	48

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.62%	4,645
Class M	.62%	4,138
Class C	1.37%	4,972
Fidelity Municipal Core Plus Bond Fund	.37%	43,445
Class I	.37%	4,217
Class Z	.31%	20,258
		81,675
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $625.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $578.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024A
Fidelity Municipal Core Plus Bond Fund
Distributions to shareholders
Class A	$40,589	$69,315
Class M	35,054	62,894
Class C	41,708	67,546
Fidelity Municipal Core Plus Bond Fund	600,641	862,906
Class I	38,372	68,814
Class Z	230,221	153,657
Total	$986,585	$1,285,132

A For the period February 16., 2023 (commencement of operations) through January 31, 2024.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024A	Six months ended July 31, 2024	Year ended January 31, 2024A
Fidelity Municipal Core Plus Bond Fund
Class A
Shares sold	37,707	236,175	$384,823	$2,360,171
Reinvestment of distributions	3,994	6,920	40,589	69,315
Shares redeemed	(397)	(5,799)	(4,038)	(58,736)
Net increase (decrease)	41,304	237,296	$421,374	$2,370,750
Class M
Shares sold	978	200,000	$10,003	$2,000,000
Reinvestment of distributions	3,449	6,278	35,054	62,894
Net increase (decrease)	4,427	206,278	$45,057	$2,062,894
Class C
Shares sold	49	240,903	$504	$2,403,000
Reinvestment of distributions	4,142	6,771	41,708	67,546
Shares redeemed	(344)	-	(3,492)	-
Net increase (decrease)	3,847	247,674	$38,720	$2,470,546
Fidelity Municipal Core Plus Bond Fund
Shares sold	381,435	3,341,983	$3,883,983	$33,538,835
Reinvestment of distributions	52,755	79,689	536,168	798,337
Shares redeemed	(56,164)	(260,579)	(571,462)	(2,578,317)
Net increase (decrease)	378,026	3,161,093	$3,848,689	$31,758,855
Class I
Shares sold	587	219,506	$6,000	$2,192,457
Reinvestment of distributions	3,774	6,807	38,359	68,205
Shares redeemed	(6,922)	(13,263)	(70,062)	(136,739)
Net increase (decrease)	(2,561)	213,050	$(25,703)	$2,123,923
Class Z
Shares sold	128,167	1,242,463	$1,306,161	$12,261,746
Reinvestment of distributions	4,828	7,157	49,066	71,731
Shares redeemed	(51,781)	(25,192)	(527,101)	(251,833)
Net increase (decrease)	81,214	1,224,428	$828,126	$12,081,644

A For the period February 16., 2023 (commencement of operations) through January 31, 2024.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Core Plus Bond Fund	36%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9907252.101
MUC-SANN-0924
Fidelity® SAI Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Conservative Income Municipal Bond Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 53.0%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Black Belt Energy Gas District:
Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	2,055,000	2,071,025
Series 2022 C1:
5.25% 12/1/24	150,000	150,677
5.25% 12/1/25	195,000	198,520
5.25% 6/1/26	445,000	456,297
Series 2022 E:
5% 6/1/25	580,000	585,461
5% 6/1/26	795,000	811,414
Series 2023 C:
5.5% 6/1/26	430,000	443,033
5.5% 6/1/27	140,000	145,877
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	115,000	115,259
5% 10/1/25	520,000	528,810
5% 10/1/26	310,000	319,787
5% 10/1/27	290,000	303,573
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	505,000	508,012
Series 2008, 3.65%, tender 1/10/25 (b)	3,865,000	3,864,121
Southeast Energy Auth. Rev. (Proj. No. 2) Series 2021 B1, 4% 6/1/25	225,000	225,055
TOTAL ALABAMA		10,726,921
Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	620,000	632,043
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	365,000	366,807
Arizona St Indl. Dev. Auth. Multi Bonds (Unity at West Glendale Proj.) Series 2024, 5%, tender 9/1/26 (b)	1,082,000	1,111,517
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	7,300,000	7,526,145
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	940,000	938,126
Maricopa County Indl. Dev. Auth. Series 2024 D:
5% 12/1/25 (d)	2,640,000	2,693,907
5% 12/1/26 (d)	3,345,000	3,463,683
5% 12/1/27 (d)	2,685,000	2,823,022
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	1,500,000	1,542,257
Series 2023 A1, 5%, tender 5/15/26 (b)	4,270,000	4,390,290
Series C, 5%, tender 10/18/24 (b)	345,000	346,133
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2018, 5% 7/1/25 (c)	1,460,000	1,481,864
Series 2019 B, 5% 7/1/25 (c)	1,500,000	1,522,463
Series 2023, 5% 7/1/26 (c)	2,430,000	2,507,900
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.05%, tender 8/1/24 (b)(c)	4,205,000	4,205,000
TOTAL ARIZONA		34,919,114
California - 3.4%
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997, 0% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,645,000	3,524,270
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2016 B2, 4%, tender 10/1/24 (b)	4,770,000	4,772,382
Series 2019 C, 5%, tender 10/1/25 (b)	1,545,000	1,557,945
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4%, tender 10/1/24 (b)(c)	2,900,000	2,902,276
Series 2021 B, 4.15%, tender 1/15/25 (b)(c)	3,100,000	3,102,612
(Waste Mgmt., Inc. Proj.):
Series 2009 A, 1.3%, tender 2/3/25 (b)(e)	275,000	269,410
Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	4,595,000	4,596,850
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(e)	4,800,000	4,800,037
(Republic Svcs., Inc. Proj.):
Series 2017 A1, 4.1%, tender 10/15/24 (b)(c)(e)	3,100,000	3,101,232
Series 2017 A2, 4.1%, tender 10/15/24 (b)(c)(e)	4,500,000	4,501,788
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	700,000	700,000
Los Angeles Dept. Arpt. Rev.:
Series 2018 D, 5% 5/15/25 (c)	2,000,000	2,025,049
Series 2022 C:
5% 5/15/25 (c)	540,000	546,763
5% 5/15/26 (c)	1,310,000	1,348,416
Series 2022 G, 5% 5/15/25 (c)	365,000	369,572
Series 2023 A:
5% 5/15/25 (c)	170,000	172,129
5% 5/15/26 (c)	295,000	303,651
Los Angeles Unified School District Series 2024 A, 5% 7/1/25	2,850,000	2,906,018
Port of Oakland Rev.:
Series 2017, 5% 5/1/26 (c)	1,000,000	1,027,982
Series 2021, 5% 5/1/26 (c)	5,000	5,173
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 H, 5% 5/1/27 (c)	2,190,000	2,274,381
Series 2023 A:
5% 5/1/25 (c)	550,000	557,112
5% 5/1/26 (c)	2,160,000	2,223,414
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	135,000	136,666
TOTAL CALIFORNIA		47,725,128
Colorado - 1.3%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2019 B, 5%, tender 8/1/25 (b)	1,000,000	1,008,015
Series 2022 B, 5%, tender 8/17/26 (b)	3,200,000	3,305,495
Series 2016 B, 5% 11/15/27	2,370,000	2,456,478
Series 2022 A:
5% 11/1/24	155,000	155,655
5% 11/1/25	145,000	148,235
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	2,910,000	2,911,179
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	255,000	255,542
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/24 (c)	300,000	301,366
Series 2018 A, 5% 12/1/27 (c)	1,625,000	1,700,024
Series 2022 A:
5% 11/15/24 (c)	365,000	366,662
5% 11/15/25 (c)	995,000	1,016,385
Series 2022 D:
5% 11/15/25 (c)	1,460,000	1,491,379
5.25% 11/15/26 (c)	1,820,000	1,897,937
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,158,000	1,158,864
TOTAL COLORADO		18,173,216
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2013 A, 4.6% 3/1/25 (b)	390,000	391,011
Series 2016 B, 5% 5/15/25	185,000	187,958
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	1,315,000	1,295,494
Series 2010 A3, 2.95%, tender 7/1/27 (b)	4,850,000	4,808,067
Series 2010 A4, 1.1%, tender 2/11/25 (b)	3,300,000	3,251,049
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,135,000	1,131,280
Series 2017 C2, 2.8%, tender 2/3/26 (b)	6,410,000	6,364,715
Series 2022 L, 5% 7/1/25	165,000	167,516
Series 2024 A:
5% 7/1/25	730,000	742,789
5% 7/1/26	2,735,000	2,833,515
5% 7/1/27	2,600,000	2,742,440
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/26	365,000	372,163
Series 2021 A:
5% 5/1/25	1,445,000	1,466,834
5% 5/1/26	465,000	481,805
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	695,000	708,619
New Haven Gen. Oblig. Series 2023:
5% 8/1/24	220,000	220,000
5% 8/1/25	180,000	182,554
5% 8/1/26 (Build America Mutual Assurance Insured)	255,000	263,546
5% 8/1/27 (Build America Mutual Assurance Insured)	235,000	246,655
TOTAL CONNECTICUT		27,858,010
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	210,000	204,549
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	310,000	310,526
TOTAL DELAWARE		515,075
District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	345,000	346,097
Series 2018 A, 5% 10/1/24 (c)	2,070,000	2,075,000
Series 2019 A:
5% 10/1/24 (c)	1,095,000	1,097,645
5% 10/1/26 (c)	610,000	630,236
5% 10/1/27 (c)	1,000,000	1,044,226
Series 2020 A, 5% 10/1/24 (c)	2,625,000	2,631,341
Series 2022 A, 5% 10/1/24 (c)	475,000	476,147
Series 2023 A, 5% 10/1/26 (c)	715,000	738,719
Series 2024 A:
5% 10/1/26 (c)	1,770,000	1,828,716
5% 10/1/27 (c)	4,035,000	4,213,450
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	365,000	371,883
TOTAL DISTRICT OF COLUMBIA		15,453,460
Florida - 4.0%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/24 (c)	180,000	180,420
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	684,000	689,580
Broward County Port Facilities Rev. Series 2022, 5% 9/1/27 (c)	730,000	759,326
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	580,000	590,055
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,325,000	2,338,877
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,020,000	1,038,148
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,785,000	1,851,999
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Tampa Gen. Hosp. Proj.):
Series 2024 A:
5% 8/1/26	440,000	454,660
5% 8/1/27	1,000,000	1,048,230
Series 2024 B, 5% 8/1/25	435,000	442,159
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	565,000	578,127
Series 2023 C, 5%, tender 12/1/25 (b)	405,000	413,485
Series 2024 B, 3.35%, tender 10/26/26 (b)	2,500,000	2,492,916
Series 2024 E, 3.8%, tender 6/1/27 (b)	1,390,000	1,398,325
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	210,000	213,727
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	825,000	848,961
Hillsborough County Aviation Auth. Rev. Series 2022 A:
5% 10/1/24 (c)	1,665,000	1,669,078
5% 10/1/25 (c)	780,000	794,432
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	210,000	210,653
5% 10/1/25	165,000	168,796
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	560,000	561,305
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023 A, 3.55%, tender 8/1/25 (b)	912,000	912,258
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	395,000	397,329
Series 2023:
3.55%, tender 1/1/26 (b)	1,755,000	1,755,633
5%, tender 9/1/25 (b)	1,390,000	1,406,488
5%, tender 9/1/25 (b)	760,000	772,900
5%, tender 10/1/25 (b)	2,330,000	2,370,192
Series 2024, 3.4%, tender 10/1/26 (b)	1,900,000	1,896,768
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/24	325,000	325,508
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
Series 2011, 5%, tender 11/1/24 (b)(c)	1,370,000	1,374,386
Series 2018 B, 4.5%, tender 7/1/25 (b)(c)	22,250,000	22,248,436
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,045,000	1,083,881
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	180,000	180,584
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	90,000	91,812
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	380,000	394,006
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	844,000	853,144
TOTAL FLORIDA		54,806,584
Georgia - 0.9%
Atlanta Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	405,000	411,102
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	1,180,000	1,198,363
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	1,085,000	1,094,574
Series 2012, 2.875%, tender 8/19/25 (b)	1,305,000	1,289,815
Series 2013 1, 3.375%, tender 3/12/27 (b)	610,000	610,234
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2021 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	75,579
Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	130,000	132,077
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	135,000	139,684
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	1,070,000	1,070,650
Series 2021 A, 4%, tender 9/1/27 (b)	1,750,000	1,763,293
Series 2022 A, 4% 12/1/25	460,000	459,246
Series 2023 B:
5% 9/1/25	130,000	131,504
5% 9/1/26	245,000	250,345
Series 2023 D:
5% 12/1/24	110,000	110,428
5% 12/1/25	200,000	203,358
5% 12/1/26	110,000	113,226
Series 2024 A1:
5% 3/1/25	195,000	196,158
5% 9/1/25	180,000	182,082
5% 3/1/26	250,000	254,089
5% 9/1/26	200,000	204,363
5% 3/1/27	400,000	410,094
5% 9/1/27	355,000	365,832
Series 2024 B, 5% 3/1/27	400,000	410,094
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	990,000	999,063
TOTAL GEORGIA		12,075,253
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	450,000	451,007
5% 10/1/25	565,000	574,442
TOTAL GUAM		1,025,449
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,000,000	2,056,240
Illinois - 3.9%
Chicago Midway Arpt. Rev.:
Series 2023, 5% 1/1/27 (Build America Mutual Assurance Insured) (c)	365,000	376,943
Series 2024 A:
5% 1/1/25 (c)	400,000	402,289
5% 1/1/26 (c)	1,000,000	1,019,923
5% 1/1/27 (c)	1,000,000	1,031,549
5% 1/1/28 (c)	1,000,000	1,042,746
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	400,000	402,256
Series 2022 C:
5% 1/1/25 (c)	820,000	824,625
5% 1/1/26 (c)	440,000	448,889
Chicago Wtr. Rev.:
Series 2017 2, 5% 11/1/24	365,000	366,654
Series 2023 B:
5% 11/1/24	745,000	748,376
5% 11/1/25	415,000	424,888
Cook County Gen. Oblig.:
Series 2021 A, 5% 11/15/24	165,000	165,704
Series 2022 A:
5% 11/15/24	2,235,000	2,244,531
5% 11/15/25	1,605,000	1,641,540
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	245,000	251,047
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	4,760,000	4,775,238
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	60,000	60,030
Illinois Fin. Auth. Rev. Series 2016, 5% 7/1/27	2,030,000	2,080,548
Illinois Gen. Oblig.:
Series 2016, 5% 11/1/24	290,000	291,224
Series 2017 D:
5% 11/1/24	9,650,000	9,690,855
5% 11/1/26	530,000	550,257
5% 11/1/27	540,000	569,106
Series 2019 B, 5% 9/1/25	215,000	219,061
Series 2021 A, 5% 3/1/27	295,000	307,844
Series 2022 A, 5% 3/1/25	755,000	762,647
Series 2022 B:
5% 3/1/25	5,930,000	5,990,065
5% 3/1/26	2,405,000	2,470,321
Series 2023 C, 5% 5/1/26	1,460,000	1,503,888
Series 2023 D, 5% 7/1/25	4,580,000	4,653,417
Series 2024 B:
5% 5/1/26	915,000	942,514
5% 5/1/28	620,000	658,153
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	1,072,000	1,076,088
5%, tender 2/1/26 (b)	512,000	523,896
5%, tender 2/1/26 (b)	554,000	566,872
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	100,000	101,535
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/25	1,500,000	1,510,266
5% 1/1/26	500,000	512,471
5% 1/1/28	450,000	476,686
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/25	730,000	736,451
Metropolitan Pier & Exposition Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	410,000	384,232
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/26 (Escrowed to Maturity)	365,000	377,257
St Clair County Ill Cmnty. Unit Series 2024 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	175,000	175,973
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	127,386
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	150,000	155,618
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	225,000	236,992
Univ. of Illinois Rev. Series 2023, 5% 10/1/27	145,000	152,041
TOTAL ILLINOIS		54,030,892
Indiana - 1.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 4.2%, tender 9/3/24 (b)(c)	1,100,000	1,100,708
Series A, 4.2%, tender 9/3/24 (b)(c)	5,100,000	5,103,281
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	2,100,000	2,112,716
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,740,000	3,820,756
Series 2016, 5% 1/1/26 (c)	730,000	745,763
Series 2022 G2:
5% 1/1/25 (c)	30,000	30,182
5% 1/1/26 (c)	150,000	153,239
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	625,000	628,784
5% 1/1/26 (c)	385,000	393,313
5% 1/1/27 (c)	765,000	790,389
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	2,240,000	2,243,918
TOTAL INDIANA		17,123,049
Iowa - 0.1%
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 3.875%, tender 4/1/26, LOC Citibank NA (b)(c)	670,000	671,345
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (c)	180,000	180,864
Series 2023 B, 5% 12/1/26 (c)	220,000	225,019
TOTAL IOWA		1,077,228
Kansas - 0.0%
Olathe Gen. Oblig. Series 2017 230, 2.5% 10/1/27	410,000	390,981
Kentucky - 0.6%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	365,000	366,626
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	1,850,000	1,854,284
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(c)(e)	900,000	901,094
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	4,740,000	4,775,844
TOTAL KENTUCKY		7,897,848
Louisiana - 0.2%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/25 (c)	2,000,000	2,012,110
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,040,000	1,041,683
TOTAL LOUISIANA		3,053,793
Maryland - 0.3%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	2,760,000	2,753,440
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	200,000	201,333
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,005,000	1,011,854
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/25	330,000	335,007
TOTAL MARYLAND		4,301,634
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 5% 7/1/25	420,000	426,328
Series 2021 I, 5% 10/1/24	330,000	330,769
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	1,240,000	1,247,629
Series 2017 A, 5% 7/1/25 (c)	3,540,000	3,594,729
Series 2018 B, 5% 7/1/25 (c)	2,010,000	2,041,075
Series 2019 B, 5% 7/1/25 (c)	365,000	370,643
Series 2022 B, 5% 7/1/25 (c)	1,120,000	1,137,316
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	1,680,000	1,711,636
Massachusetts State College Bldg. Auth. Rev. Series 1999, 0% 5/1/26 (Escrowed to Maturity)	3,385,000	3,194,734
TOTAL MASSACHUSETTS		14,054,859
Michigan - 1.7%
Detroit Gen. Oblig. Series 2024:
5% 5/1/25	1,295,000	1,311,786
5% 5/1/26	1,180,000	1,214,730
5% 5/1/27	1,240,000	1,296,205
5% 5/1/28	675,000	715,645
Grand Rapids Pub. Schools Series 2024:
5% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,079,405
5% 5/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,032,118
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	310,000	310,436
Series 2015 D1, 0.55% 10/15/24	620,000	616,134
Series 2022:
5% 4/15/25	1,085,000	1,099,167
5% 4/15/26	1,725,000	1,781,011
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	445,000	438,565
Oakland Univ. Rev.:
Series 2022 A, 5% 3/1/25	75,000	75,773
Series 2022 B, 5% 3/1/25	430,000	434,432
Southfield Pub. Schools Series 2023:
5% 5/1/25	730,000	740,255
5% 5/1/26	850,000	878,623
Utica Cmnty. Schools Series 2024:
5% 5/1/25	805,000	817,150
5% 5/1/26	3,000,000	3,108,305
5% 5/1/27	1,500,000	1,579,629
5% 5/1/28	3,625,000	3,894,756
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/26 (c)	325,000	330,101
Series 2017 E, 4% 12/1/25 (c)(e)	630,000	634,639
TOTAL MICHIGAN		23,388,865
Minnesota - 0.5%
Coon Rapids Minn Series 2016 A, 2% 4/1/27	1,000,000	958,657
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	500,000	502,820
5% 1/1/26 (c)	330,000	336,666
Minneapolis Rev. (YMCA of the Greater Twin Cities Proj.) Series 2016, 3% 6/1/25	405,000	402,372
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/24	330,000	330,000
Series 2022 B:
5% 8/1/24	420,000	420,000
5% 8/1/25	625,000	636,653
5% 8/1/26	620,000	643,356
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2023:
5% 1/1/25	120,000	120,871
5% 1/1/26	135,000	138,367
5% 1/1/27	210,000	218,668
Series 2024, 5% 1/1/28	1,000,000	1,059,336
Wadena Minn Rev. (Wadena Cancer Ctr. Proj.) Series 2024 A:
5% 12/1/26	200,000	207,687
5% 12/1/27	260,000	274,387
TOTAL MINNESOTA		6,249,840
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	877,000	908,537
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	1,280,000	1,259,027
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	235,000	236,894
TOTAL NEBRASKA		1,495,921
Nevada - 0.3%
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	525,000	523,073
Clark County School District:
Series 2015 C, 5% 6/15/27	655,000	671,276
Series 2020 A, 3% 6/15/25	180,000	179,613
Series 2021 C, 5% 6/15/25	1,780,000	1,810,716
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(c)(e)	1,100,000	1,102,220
TOTAL NEVADA		4,286,898
New Hampshire - 0.9%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 4.25%, tender 7/1/27 (b)(c)	10,800,000	10,812,959
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/26 (c)	110,000	114,161
New Hampshire St Hsg. Fin.:
Series 2023 3:
3.8% 7/1/26	390,000	393,873
3.85% 1/1/27	620,000	626,593
Series 2023 4:
3.625% 4/1/26	210,000	211,659
3.7% 1/1/27	675,000	680,313
TOTAL NEW HAMPSHIRE		12,839,558
New Jersey - 3.2%
Camden County Improvment Auth. Mult-Family Hsg. Bonds (Northgate I Apts. Proj.) Series 2024, 5%, tender 3/1/26 (b)	3,450,000	3,534,606
Harrison Township Series 2023, 5% 11/27/24	1,657,000	1,665,480
Millburn Township Board of Ed. Series 2023, 0.05% 8/15/25	420,000	404,552
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	300,000	301,328
5% 11/1/25	365,000	373,606
Series 2023 RRR:
5% 3/1/25	2,570,000	2,597,261
5% 3/1/26	2,005,000	2,064,611
Series 2024 SSS, 5% 6/15/26	1,320,000	1,366,629
New Jersey Econ. Dev. Auth. Rev. Series 2019:
5.25% 9/1/24 (e)	4,630,000	4,637,675
5.25% 9/1/26 (e)	1,060,000	1,107,043
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/25	1,715,000	1,743,581
Series 2021, 2% 6/1/25	580,000	571,220
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/25	2,605,000	2,657,714
5% 9/15/27	575,000	604,516
(Marlboro Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/25	590,000	601,873
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	1,605,000	1,613,720
Series 2017 1A:
5% 12/1/24 (c)	545,000	548,052
5% 12/1/25 (c)	1,045,000	1,065,829
Series 2018 B, 5% 12/1/26 (c)	365,000	375,544
Series 2019 A, 5% 12/1/24	200,000	201,100
Series 2020, 5% 12/1/24 (c)	400,000	402,173
Series 2021 A, 5% 12/1/24 (c)	120,000	120,652
Series 2022 A:
5% 12/1/24 (c)	155,000	155,842
5% 12/1/25 (c)	200,000	203,986
Series 2022 B:
5% 12/1/24 (c)	645,000	647,988
5% 12/1/25 (c)	955,000	974,035
Series 2024 B:
5% 12/1/27 (c)	3,085,000	3,207,117
5% 12/1/27 (c)	1,125,000	1,169,532
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/25	910,000	921,364
5% 6/1/27	1,120,000	1,164,582
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/27	6,000,000	6,292,987
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24	60,000	59,252
Series 2008 A, 0% 12/15/25	890,000	849,750
Series 2010 A, 0% 12/15/25	385,000	367,589
Series 2022 AA, 5% 6/15/25	155,000	157,488
TOTAL NEW JERSEY		44,730,277
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	2,080,000	2,112,250
5% 9/1/27 (c)	80,000	82,936
TOTAL NEW MEXICO		2,195,186
New York - 2.7%
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	735,000	692,904
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	1,075,000	1,072,655
Series 2021, 1% 9/1/25	800,000	771,937
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	593,000	618,525
New York City Gen. Oblig. Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	330,000	334,235
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	455,000	432,352
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	220,000	225,740
New York City Transitional Fin. Auth. Rev. Series 2015 C, 5% 11/1/27	1,095,000	1,109,900
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	8,655,000	8,686,205
Series 2015 C1, 5% 11/15/26	5,400,000	5,507,244
Series 2017 B, 5% 11/15/26	730,000	759,706
Series 2017 C1, 5% 11/15/25	380,000	388,870
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	675,000	677,717
Series 2024 A, 3.375%, tender 11/1/27 (b)	6,430,000	6,436,476
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/28	1,375,000	1,405,612
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,080,000	1,097,395
Series 2020 C, 5% 12/1/24	365,000	366,810
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	1,825,000	1,877,622
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	150,000	152,328
5% 7/1/26	145,000	149,676
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,135,000	1,147,194
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2, 2%, tender 5/15/26 (b)	365,000	351,648
Series 2024 B3, 5%, tender 11/15/25 (b)	3,730,000	3,820,357
TOTAL NEW YORK		38,083,108
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 2013, 5% 7/15/25 (c)	370,000	370,469
Series 2014 186, 5% 10/15/26 (c)	1,905,000	1,909,432
Series 2016 195, 5% 10/1/25 (c)	705,000	719,426
Series 2018, 5% 9/15/25 (c)	2,670,000	2,722,546
Series 2020 221, 5% 7/15/25 (c)	730,000	742,159
Series 2021 226, 5% 10/15/25 (c)	2,260,000	2,307,803
Series 2023 242:
5% 12/1/24 (c)	465,000	467,598
5% 12/1/25 (c)	1,535,000	1,570,973
5% 12/1/26 (c)	3,155,000	3,278,358
Series 223, 5% 7/15/25 (c)	190,000	193,165
TOTAL NEW YORK AND NEW JERSEY		14,281,929
North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	1,965,000	1,968,103
Series 2021 B, 5%, tender 12/2/24 (b)	920,000	924,919
Series 2023 D, 3.625%, tender 6/15/27 (b)	1,635,000	1,629,177
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,450,000	1,484,181
TOTAL NORTH CAROLINA		6,006,380
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	320,000	323,442
5% 2/15/26	1,795,000	1,850,290
5% 2/15/27	2,820,000	2,960,696
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	765,000	790,041
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/24 (d)	1,550,000	1,556,694
5% 12/1/25 (d)	700,000	715,809
5% 12/1/26 (d)	700,000	731,236
5% 12/1/27 (d)	465,000	495,173
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	740,000	744,758
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	75,000	75,000
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/24 (Build America Mutual Assurance Insured)	90,000	90,491
5% 12/1/25 (Build America Mutual Assurance Insured)	95,000	96,777
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/26	400,000	413,539
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	420,000	398,577
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2024 A:
5% 3/1/25	455,000	460,277
5% 9/1/25	415,000	423,606
5% 3/1/26	125,000	128,692
5% 9/1/26	120,000	124,320
5% 3/1/27	75,000	78,165
5% 9/1/27	100,000	104,886
5% 3/1/28	150,000	158,171
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 3.9%, tender 9/3/24 (b)	5,850,000	5,853,783
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	670,000	677,071
TOTAL OHIO		19,251,494
Oklahoma - 0.7%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024:
5% 10/1/24	330,000	330,909
5% 10/1/25	175,000	178,601
5% 10/1/26	125,000	129,766
5% 10/1/27	145,000	153,076
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	4,095,000	4,078,588
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024:
5% 4/1/27	3,770,000	3,953,119
5% 4/1/28	875,000	933,089
TOTAL OKLAHOMA		9,757,148
Oregon - 0.1%
Port of Portland Arpt. Rev.:
Series 2020 26B, 5% 7/1/26	470,000	483,445
Series 2022, 5% 7/1/25 (c)	1,125,000	1,140,318
Series 24B, 5% 7/1/25 (c)	365,000	369,970
TOTAL OREGON		1,993,733
Pennsylvania - 4.8%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A, 5% 1/1/27 (c)	375,000	386,831
Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (c)	310,000	320,143
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	2,280,000	2,358,978
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A, 4% 10/15/24	310,000	310,495
Series 2022 A:
5% 2/15/25	60,000	60,587
5% 2/15/26	75,000	77,162
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4.1%, tender 10/15/24 (b)(c)	3,200,000	3,201,271
Series 2019 B1, 4.1%, tender 10/15/24 (b)(c)	3,600,000	3,601,430
(Republic Svcs., Inc. Proj.):
Series 2014, 3.95%, tender 10/1/24 (b)(c)	16,100,000	16,110,763
Series 2019 B2, 4.15%, tender 1/15/25 (b)(c)	3,050,000	3,052,570
(Waste Mgmt., Inc. Proj.):
Series 2010 B, 3.6%, tender 10/1/24 (b)	3,500,000	3,502,658
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	800,000	797,140
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	9,115,000	9,248,691
Series 2011, 4.25%, tender 7/1/27 (b)(c)	4,200,000	4,205,580
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	1,150,000	1,197,015
Series 2023:
5% 9/1/26	4,640,000	4,838,476
5% 9/1/27	10,670,000	11,355,520
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B, 5% 4/1/25 (c)	140,000	140,960
Series 2022 138:
5% 10/1/24	720,000	722,291
5% 10/1/25	400,000	407,550
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/26 (c)	365,000	376,083
TOTAL PENNSYLVANIA		66,272,194
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/25	200,000	202,998
5% 6/1/26	350,000	361,726
5% 6/1/27	260,000	273,963
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	320,000	325,666
TOTAL RHODE ISLAND		1,164,353
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	950,000	963,919
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	1,650,000	1,677,865
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	790,000	803,342
TOTAL SOUTH CAROLINA		3,445,126
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	2,675,000	2,676,246
Tennessee - 0.7%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	455,000	443,439
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	330,000	328,820
Metropolitan Nashville Arpt. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	245,000	252,210
5% 7/1/27 (c)	975,000	1,013,353
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	7,750,000	7,773,359
TOTAL TENNESSEE		9,811,181
Texas - 7.3%
Alvin Independent School District Series 2024:
5% 2/15/25	1,500,000	1,515,123
5% 2/15/26	1,175,000	1,210,911
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	1,500,000	1,505,961
Series 2022, 5% 11/15/25 (c)	695,000	708,172
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	670,000	671,269
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,735,000	5,692,580
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2021, 3.48%, tender 6/1/25 (b)	2,200,000	2,199,984
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	530,000	531,729
Crandall Independent School District Series 2021 A, 0% 8/15/24	280,000	279,628
Cuero Independent School District Series 2017, 5% 8/15/26	715,000	743,370
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	1,355,000	1,369,388
Series 2023, 5% 2/15/25	2,015,000	2,036,396
Series 2024 A:
5% 2/15/25	5,450,000	5,507,871
5% 2/15/26	5,450,000	5,619,892
5% 2/15/27	5,450,000	5,726,157
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	857,000	874,954
5%, tender 3/1/26 (b)	1,069,000	1,087,582
5%, tender 7/1/27 (b)	1,138,000	1,179,994
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	180,000	181,863
5% 2/15/26	255,000	262,755
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	545,000	545,674
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2023, 5%, tender 8/1/26 (b)	620,000	634,714
Series 2024, 3.65%, tender 2/1/28 (b)	3,325,000	3,342,807
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	3,510,000	3,502,066
Series 2023 C, 4%, tender 6/1/25 (b)	2,930,000	2,935,270
Houston Util. Sys. Rev. Series 2024 A, 5% 11/15/25	5,000,000	5,127,514
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/25	210,000	213,032
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.05%, tender 8/1/24 (b)(c)	3,350,000	3,350,000
Series 2020 A, 4.05%, tender 8/1/24 (b)(c)	6,000,000	6,000,000
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 7/1/27 (b)(c)	2,550,000	2,553,060
North East Texas Independent School District Series 2015, 3% 8/1/27	625,000	620,714
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	420,000	432,091
Northside Independent School District Bonds:
Series 2023 B, 3%, tender 8/1/26 (b)	3,460,000	3,428,099
Series 2024 B, 3.45%, tender 8/1/27 (b)	4,735,000	4,764,576
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	225,000	227,401
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	605,000	610,194
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.48%, tender 12/1/25 (b)(g)	3,090,000	3,086,189
Series 2023, 3.65%, tender 12/1/26 (b)	500,000	500,822
Series 2022, 5% 2/1/26	330,000	339,487
San Antonio Tex Hsg. Trust Pub. Facilities Bonds Series 2024, 3.45%, tender 7/1/27 (b)	3,840,000	3,842,530
Smha Fin. Pub. Facilities Corp. Tex Mult Bonds Series 2024, 3.7%, tender 7/1/27 (b)	5,305,000	5,345,004
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,545,000	2,614,230
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	785,000	788,471
Texas Gen. Oblig.:
Series 2016:
5.5% 8/1/25 (c)	1,445,000	1,474,716
5.5% 8/1/26 (c)	370,000	385,898
Series 2018, 5% 8/1/25 (c)	2,000,000	2,031,377
Texas Muni. Gas Acquisition & Supply Corp.:
Series 2023 A:
5.25% 1/1/25	320,000	321,832
5.25% 1/1/26	365,000	371,613
5.25% 1/1/27	465,000	478,786
Series 2023 B:
5.25% 1/1/25	220,000	221,259
5.25% 1/1/26	440,000	447,972
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	180,000	180,452
Wylie Independent School District Series 2020 A, 0% 8/15/25	2,240,000	2,161,641
TOTAL TEXAS		101,785,070
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2021 A, 5% 7/1/25 (c)	485,000	491,648
Series 2023 A:
5% 7/1/25 (c)	360,000	364,934
5% 7/1/26 (c)	365,000	375,741
5% 7/1/27 (c)	345,000	358,765
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	900,000	927,652
Utah Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2024, 3.7%, tender 8/1/27 (b)	1,765,000	1,774,782
TOTAL UTAH		4,293,522
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	620,000	633,546
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	1,020,000	1,032,583
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	4,660,000	4,660,484
TOTAL VIRGINIA		5,693,067
Washington - 1.0%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	1,965,000	1,893,798
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/27 (c)	365,000	373,690
Series 2018 A, 5% 5/1/27 (c)	1,500,000	1,558,238
Series 2018 B, 5% 5/1/26 (c)	3,225,000	3,308,839
Series 2019, 5% 4/1/25 (c)	420,000	423,993
Series 2021 C, 5% 8/1/24 (c)	1,705,000	1,705,000
Series 2021, 5% 9/1/24 (c)	810,000	810,969
Series 2022 B:
5% 8/1/24 (c)	975,000	975,000
5% 8/1/25 (c)	915,000	928,472
5% 8/1/26 (c)	575,000	591,619
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	440,000	452,662
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	808,000	830,787
TOTAL WASHINGTON		13,853,067
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	4,015,000	4,015,000
Wisconsin - 0.6%
Milwaukee County Arpt. Rev.:
Series 2023 A:
5% 12/1/24 (c)	85,000	85,407
5% 12/1/26 (c)	290,000	299,732
Series 2023 B, 5% 12/1/24 (c)	600,000	602,871
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	1,125,000	1,063,333
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	1,620,000	1,624,789
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (e)	2,445,000	2,498,180
Series 2022:
5% 10/1/24	1,630,000	1,634,213
5% 10/1/25	335,000	341,507
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2023 E, 3.875%, tender 5/1/27 (b)	690,000	693,512
TOTAL WISCONSIN		8,843,544
TOTAL MUNICIPAL BONDS (Cost $734,687,026)		735,851,567

Municipal Notes - 46.1%
	Principal Amount (a)	Value ($)
Alabama - 5.0%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	7,185,000	7,185,000
Series XM 11 10, 3.91% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(h)(i)	3,200,000	3,200,000
Series ZL 03 96, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,605,000	1,605,000
Series ZL 03 97, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,635,000	1,635,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.02% 8/7/24, VRDN (b)(c)	1,410,000	1,410,000
Health Care Auth. for Baptist Health Series 2013 B, 5.03% 8/7/24, VRDN (b)	1,678,000	1,678,000
Southeast Energy Auth. Rev. Participating VRDN:
Series XG 04 10, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	21,400,000	21,400,000
Series XM 10 62, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	12,900,000	12,900,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 4.35% 8/1/24, VRDN (b)(c)	1,700,000	1,700,000
Series 2023, 4.2% 8/1/24, VRDN (b)(c)	16,200,000	16,200,000
TOTAL ALABAMA		68,913,000
Arizona - 3.5%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,440,000	2,440,000
Maricopa County Poll. Cont. Rev.:
Series 2009 C, 3.85% 8/7/24, VRDN (b)	30,550,000	30,549,993
Series 2009 D, 3.85% 8/7/24, VRDN (b)	14,930,000	14,930,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,094,031	1,094,031
TOTAL ARIZONA		49,014,024
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.02% 8/7/24, VRDN (b)(c)	900,000	900,000
California - 5.8%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	16,315,000	16,315,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,010,000	1,010,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 4.3% 8/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	3,610,000	3,610,000
Series MIZ 91 22, 4.3% 8/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	7,559,756	7,559,756
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.3% 8/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	18,695,000	18,695,000
Series 2022 MIZ 90 90, 4.3% 8/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	14,095,000	14,095,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 3.93% 8/7/24, LOC Mizuho Cap. Markets LLC (b)(h)(i)	1,059,387	1,059,387
Series Floater MIZ 91 62, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	660,000	660,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	2,300,000	2,300,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	14,585,000	14,585,000
TOTAL CALIFORNIA		79,889,143
Colorado - 0.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.85% 8/7/24, LOC Deutsche Bank AG, VRDN (b)	435,000	435,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	7,470,000	7,470,000
TOTAL COLORADO		7,905,000
Connecticut - 0.4%
Colchester Gen. Oblig. BAN Series 2024, 4.5% 10/17/24	3,735,000	3,741,869
West Haven Gen. Oblig. BAN Series 2024, 5% 2/13/25 (Build America Mutual Assurance Insured)	2,000,000	2,017,917
TOTAL CONNECTICUT		5,759,786
Florida - 3.9%
Florida Ins. Assistance Interlo Series 2023 A2, 4.43% 8/7/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	19,160,000	19,160,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 4.4% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	7,800,000	7,800,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 3.76% 8/7/24 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(h)(i)	13,190,000	13,190,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.2% 8/9/27, VRDN (b)	7,255,000	7,255,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	585,000	585,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2022 025, 3.91% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	4,845,000	4,845,000
Miami-Dade County Expressway Auth. Participating VRDN Series 11 87 1X, 3.86% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,050,000	1,050,000
TOTAL FLORIDA		53,885,000
Georgia - 0.3%
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,064,857	1,064,857
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 4.35% 8/1/24, VRDN (b)(c)	3,800,000	3,800,000
TOTAL GEORGIA		4,864,857
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	9,600,000	9,600,000
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XM 10 78, 3.79% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	11,900,000	11,900,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 67, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,055,000	5,055,000
TOTAL ILLINOIS		16,955,000
Indiana - 2.0%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 4.11%, tender 10/3/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	13,800,000	13,800,000
Westfield Washington Multi-School Bldg. Corp. BAN Series 2024 A, 5% 12/15/24	13,400,000	13,465,550
TOTAL INDIANA		27,265,550
Kentucky - 1.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.6% 8/1/24, VRDN (b)(c)	7,525,000	7,525,000
Series 2020 B1, 4.6% 8/1/24, VRDN (b)(c)	12,735,000	12,735,000
TOTAL KENTUCKY		20,260,000
Louisiana - 1.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.88% 8/7/24, VRDN (b)	14,945,000	14,945,000
Series 2010 B1, 3.95% 8/7/24, VRDN (b)	600,000	600,000
TOTAL LOUISIANA		15,545,000
Maine - 0.1%
Reg'l. School Unit # 14 BAN Series 2024, 5% 5/15/25	1,200,000	1,214,760
Maryland - 0.7%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,515,000	2,515,000
Maryland St Econ. Dev. Corpm Participating VRDN Series XF 32 22, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,600,000	2,600,000
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,940,000	2,940,000
TOTAL MARYLAND		9,230,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 4.35% 8/1/24, VRDN (b)(c)	3,200,000	3,200,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 4.35% 8/1/24, VRDN (b)(c)	800,000	800,000
TOTAL MISSISSIPPI		4,000,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 4.4% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	2,310,000	2,310,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,130,499	1,130,499
TOTAL MISSOURI		3,440,499
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 4.02% 8/7/24, VRDN (b)(c)	2,100,000	2,100,000
New Hampshire - 0.5%
Nat'l. Fin. Auth. N H Specialt Bonds Series MS 00 23, 3.91%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)(j)	7,100,000	7,100,000
New Jersey - 2.4%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	136,000	136,677
Elmwood Park BAN Series 2023, 5% 10/9/24	1,825,000	1,829,709
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	2,715,000	2,726,057
Jersey City Muni. Utils. Auth. Wtr. Rev. BAN Series 2024 A, 5% 5/1/25	2,350,000	2,373,738
Jersey City N J Muni. Utils. Auth. BAN Series 2024 B, 5% 5/1/25	1,900,000	1,919,193
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25	4,621,000	4,658,866
Manasquan N J BAN Series 2023, 5% 10/3/24	1,605,000	1,609,085
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25	2,189,554	2,206,232
Newark Gen. Oblig. BAN Series 2024 B, 5% 5/13/25	6,200,000	6,261,540
Pennsauken Township BAN Series 2024 A, 4.5% 5/28/25	5,800,000	5,844,086
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	4,121,000	4,132,028
TOTAL NEW JERSEY		33,697,211
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	1,430,000	1,430,000
New York - 2.0%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.96% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,941,500	1,941,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,860,000	1,860,000
Series XF 13 55, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,555,000	2,555,000
Series XF 16 49, 3.93% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,570,000	2,570,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN:
Series 2022, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	3,100,000	3,100,000
Series Floater 2022 007, 4.06% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	16,010,000	16,010,000
Oyster Bay Gen. Oblig. BAN Series 2024, 4% 3/7/25	80,000	80,413
TOTAL NEW YORK		28,116,913
Ohio - 0.5%
Ohio Hosp. Rev.:
Series 2013 B, 4.14% 8/9/27, VRDN (b)	3,645,000	3,645,000
Series 2015 B, 4.14% 8/9/27, VRDN (b)	2,870,000	2,870,000
TOTAL OHIO		6,515,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.25% 8/7/24, VRDN (b)	5,325,000	5,325,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	942,957	942,957
TOTAL OKLAHOMA		6,267,957
Pennsylvania - 1.8%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.41% 8/7/24, VRDN (b)	9,520,000	9,520,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	339,186	339,186
Series 2017 B, 4.41% 8/7/24, VRDN (b)	14,590,000	14,590,000
TOTAL PENNSYLVANIA		24,449,186
South Carolina - 1.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.02% 8/7/24, VRDN (b)(c)	700,000	700,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 3.91% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	6,125,000	6,125,000
Series Floaters XM 03 84, 3.91% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	19,000,000	19,000,000
TOTAL SOUTH CAROLINA		25,825,000
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.95% 8/7/24, VRDN (b)	9,140,000	9,140,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	884,342	884,342
TOTAL TENNESSEE		10,024,342
Texas - 4.8%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 3.91% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	250,000	250,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	911,693	911,693
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,334,718	1,334,718
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	7,603,517	7,603,517
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 4.01% 8/7/24, VRDN (b)(c)	27,600,000	27,600,000
Series 2010 C, 4.2% 8/1/24, VRDN (b)	800,000	800,000
Series 2010 D:
3.85% 8/7/24, VRDN (b)	25,055,000	25,055,000
3.91% 8/7/24, VRDN (b)	3,825,000	3,825,000
TOTAL TEXAS		67,379,928
Utah - 1.5%
Box Elder County Poll. Cont. Rev. Series 2003, 4.15% 8/7/24, VRDN (b)	200,000	200,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series XM 11 07, 4.4% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	9,445,000	9,445,000
Series XM 11 47, 3.91% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	11,200,000	11,200,000
TOTAL UTAH		20,845,000
Virginia - 0.9%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 3.91% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	9,900,000	9,900,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.96% 9/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,615,000	2,615,000
TOTAL VIRGINIA		12,515,000
Washington - 0.2%
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. Participating VRDN Series XF 32 27, 3.93% 8/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	3,000,000	3,000,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.22% 8/9/27, VRDN (b)	2,755,000	2,755,000
Wyoming - 0.7%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.25% 8/7/24, VRDN (b)(c)	5,100,000	5,100,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.2% 8/7/24, VRDN (b)	400,000	400,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.5% 8/1/24, VRDN (b)(c)	1,600,000	1,600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.2% 8/7/24, VRDN (b)	2,260,000	2,260,000
TOTAL WYOMING		9,360,000
TOTAL MUNICIPAL NOTES (Cost $639,931,599)		640,022,156

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (k)(l) (Cost $7,623,637)	7,622,112	7,623,637

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,382,242,262)	1,383,497,360
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,966,705
NET ASSETS - 100.0%	1,388,464,065

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,553,318 or 1.7% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,490,378 or 2.3% of net assets.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	1,334,718

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	585,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	7,603,517

Nat'l. Fin. Auth. N H Specialt Bonds Series MS 00 23, 3.91%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	7,100,000

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	339,186

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	942,957

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	64,088,866	135,789,795	192,255,488	517,446	6,862	(6,398)	7,623,637	0.3%
Total	64,088,866	135,789,795	192,255,488	517,446	6,862	(6,398)	7,623,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,375,873,723	-	1,375,873,723	-

Money Market Funds	7,623,637	7,623,637	-	-
Total Investments in Securities:	1,383,497,360	7,623,637	1,375,873,723	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,374,618,625)	$1,375,873,723
Fidelity Central Funds (cost $7,623,637)	7,623,637

Total Investment in Securities (cost $1,382,242,262)		$1,383,497,360
Cash		1,000
Receivable for investments sold		14,300,000
Receivable for fund shares sold		1,915,581
Interest receivable		11,199,831
Distributions receivable from Fidelity Central Funds		16,865
Prepaid expenses		7,746
Receivable from investment adviser for expense reductions		14,660
Other receivables		52
Total assets		1,410,953,095
Liabilities
Payable for investments purchased
Regular delivery	$3,350,000
Delayed delivery	12,435,109
Payable for fund shares redeemed	2,623,963
Distributions payable	3,748,069
Accrued management fee	228,589
Other payables and accrued expenses	103,300
Total liabilities		22,489,030
Net Assets		$1,388,464,065
Net Assets consist of:
Paid in capital		$1,386,695,045
Total accumulated earnings (loss)		1,769,020
Net Assets		$1,388,464,065
Net Asset Value, offering price and redemption price per share ($1,388,464,065 ÷ 138,130,803 shares)		$10.05
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$23,406,173
Income from Fidelity Central Funds		517,446
Total income		23,923,619
Expenses
Management fee	$1,295,525
Custodian fees and expenses	5,676
Independent trustees' fees and expenses	1,417
Registration fees	354,123
Audit fees	26,043
Legal	2,156
Miscellaneous	709
Total expenses before reductions	1,685,649
Expense reductions	(395,540)
Total expenses after reductions		1,290,109
Net Investment income (loss)		22,633,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106,487
Fidelity Central Funds	6,862
Total net realized gain (loss)		113,349
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	138,349
Fidelity Central Funds	(6,398)
Total change in net unrealized appreciation (depreciation)		131,951
Net gain (loss)		245,300
Net increase (decrease) in net assets resulting from operations		$22,878,810
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	For the period November 6, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,633,510	$1,244,891
Net realized gain (loss)	113,349	821
Change in net unrealized appreciation (depreciation)	131,951	1,123,147
Net increase (decrease) in net assets resulting from operations	22,878,810	2,368,859
Distributions to shareholders	(22,329,006)	(1,149,642)

Share transactions
Proceeds from sales of shares	582,563,413	1,106,832,162
Reinvestment of distributions	176,003	85,971
Cost of shares redeemed	(292,962,580)	(9,999,925)

Net increase (decrease) in net assets resulting from share transactions	289,776,836	1,096,918,208
Total increase (decrease) in net assets	290,326,640	1,098,137,425

Net Assets
Beginning of period	1,098,137,425	-
End of period	$1,388,464,065	$1,098,137,425

Other Information
Shares
Sold	58,057,217	110,245,491
Issued in reinvestment of distributions	17,548	8,556
Redeemed	(29,202,125)	(995,884)
Net increase (decrease)	28,872,640	109,258,163

Financial Highlights
Fidelity® SAI Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.175	.074
Net realized and unrealized gain (loss)	(.002) D	.062
Total from investment operations	.173	.136
Distributions from net investment income	(.173)	(.086)
Total distributions	(.173)	(.086)
Net asset value, end of period	$10.05	$10.05
Total Return E,F	1.74%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26% I	.56% I,J
Expenses net of fee waivers, if any	.20 % I	.20% I
Expenses net of all reductions	.20% I	.20% I
Net investment income (loss)	3.51% I	4.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,464	$1,098,137
Portfolio turnover rate K	61 % I	14% L,M

AFor the period November 6, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity SAI Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,740,918
Gross unrealized depreciation	(366,568)
Net unrealized appreciation (depreciation)	$1,374,350
Tax cost	$1,382,123,010

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Conservative Income Municipal Bond Fund	389,967,985	169,651,004
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Conservative Income Municipal Bond Fund	45,370,000	6,200,000	-

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Conservative Income Municipal Bond Fund	96,535,634	969,217,761

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Conservative Income Municipal Bond Fund	687
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $395,467.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $73.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9910239.100
CIM-SANN-0924
Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Value Index Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,196,655	42,285,609
Frontier Communications Parent, Inc. (a)(b)	75,072	2,199,610
GCI Liberty, Inc. Class A (Escrow) (c)(h)	30,220	0
Iridium Communications, Inc.	33,307	955,911
Liberty Global Ltd.:
Class A	51,377	1,001,338
Class C (b)	51,990	1,045,519
Verizon Communications, Inc.	1,289,495	52,250,337
		99,738,324
Entertainment - 1.2%
Electronic Arts, Inc.	81,796	12,346,288
Liberty Media Corp. Liberty Formula One:
Class A	4,689	346,845
Class C	38,479	3,111,797
Liberty Media Corp. Liberty Live:
Class C	14,078	549,324
Series A	6,124	231,303
Madison Square Garden Sports Corp. (a)	5,230	1,048,144
Playtika Holding Corp.	21,435	163,549
Roku, Inc. Class A (a)	32,848	1,912,082
Take-Two Interactive Software, Inc. (a)	51,322	7,725,501
The Walt Disney Co.	562,017	52,655,373
TKO Group Holdings, Inc.	20,822	2,276,886
Warner Bros Discovery, Inc. (a)	742,398	6,421,743
		88,788,835
Interactive Media & Services - 0.1%
IAC, Inc. (a)	22,750	1,201,428
Match Group, Inc. (a)	80,957	3,087,700
TripAdvisor, Inc. (a)	31,250	550,938
Trump Media & Technology Group (a)(b)	6,548	188,190
Zoominfo Technologies, Inc. (a)	95,433	1,084,119
		6,112,375
Media - 1.2%
Charter Communications, Inc. Class A (a)	28,700	10,897,964
Comcast Corp. Class A	1,190,824	49,145,306
Fox Corp.:
Class A	72,636	2,763,073
Class B	40,512	1,435,340
Interpublic Group of Companies, Inc. (b)	115,210	3,706,306
Liberty Broadband Corp.:
Class A (a)	3,809	252,232
Class C (a)	25,486	1,717,502
Liberty Media Corp. Liberty SiriusXM:
Class A	21,667	490,108
Class C	45,114	1,015,516
News Corp.:
Class A	116,578	3,215,221
Class B	34,558	984,557
Nexstar Media Group, Inc. (b)	5,802	1,072,152
Omnicom Group, Inc.	59,204	5,804,360
Paramount Global:
Class A (b)	2,442	55,922
Class B (b)	181,743	2,075,505
Sirius XM Holdings, Inc. (b)	186,907	644,829
The New York Times Co. Class A	49,162	2,634,592
		87,910,485
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	148,051	26,986,736
TOTAL COMMUNICATION SERVICES		309,536,755
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.2%
Aptiv PLC (a)	83,281	5,778,869
BorgWarner, Inc.	70,329	2,483,317
Gentex Corp.	70,733	2,196,967
Lear Corp.	17,263	2,106,777
QuantumScape Corp. Class A (a)(b)	107,175	692,351
		13,258,281
Automobiles - 0.5%
Ford Motor Co.	1,201,043	12,995,285
General Motors Co.	346,944	15,376,558
Harley-Davidson, Inc. (b)	37,004	1,387,650
Lucid Group, Inc. Class A (a)(b)	271,438	955,462
Rivian Automotive, Inc. (a)(b)	251,652	4,129,609
Thor Industries, Inc. (b)	15,552	1,650,689
		36,495,253
Broadline Retail - 0.2%
Dillard's, Inc. Class A (b)	940	374,675
eBay, Inc.	154,803	8,608,595
Etsy, Inc. (a)	12,377	806,238
Kohl's Corp.	33,774	731,545
Macy's, Inc.	83,743	1,447,079
Nordstrom, Inc. (b)	30,589	698,347
Ollie's Bargain Outlet Holdings, Inc. (a)	18,642	1,820,205
		14,486,684
Distributors - 0.1%
Genuine Parts Co.	42,535	6,257,324
LKQ Corp.	81,378	3,377,187
		9,634,511
Diversified Consumer Services - 0.1%
ADT, Inc.	88,697	690,063
Bright Horizons Family Solutions, Inc. (a)	14,980	1,801,345
Grand Canyon Education, Inc. (a)	6,052	943,809
H&R Block, Inc.	34,161	1,979,288
Service Corp. International	43,620	3,485,674
		8,900,179
Hotels, Restaurants & Leisure - 1.8%
Aramark	80,077	2,744,239
Booking Holdings, Inc.	636	2,362,746
Boyd Gaming Corp.	20,996	1,278,027
Caesars Entertainment, Inc. (a)(b)	65,772	2,627,591
Carnival Corp. (a)	305,210	5,084,799
Choice Hotels International, Inc. (b)	1,328	169,254
Darden Restaurants, Inc.	17,183	2,513,701
Domino's Pizza, Inc.	6,923	2,967,890
Doordash, Inc. (a)	13,474	1,491,841
Dutch Bros, Inc. (a)	16,939	647,917
Hilton Worldwide Holdings, Inc.	36,599	7,856,707
Hyatt Hotels Corp. Class A	11,449	1,686,781
Marriott International, Inc. Class A	71,855	16,332,642
Marriott Vacations Worldwide Corp.	10,642	900,100
McDonald's Corp.	206,373	54,771,394
MGM Resorts International (a)	74,576	3,204,531
Penn Entertainment, Inc. (a)	46,069	919,998
Planet Fitness, Inc. (a)	12,163	896,413
Royal Caribbean Cruises Ltd.	47,351	7,420,849
Starbucks Corp.	77,660	6,053,597
Travel+Leisure Co.	20,936	964,940
Vail Resorts, Inc. (b)	1,858	338,175
Wendy's Co.	26,798	453,690
Wyndham Hotels & Resorts, Inc. (b)	21,902	1,658,419
Wynn Resorts Ltd.	28,898	2,393,332
Yum! Brands, Inc.	53,088	7,051,679
		134,791,252
Household Durables - 0.9%
D.R. Horton, Inc.	90,706	16,320,731
Garmin Ltd.	47,362	8,110,743
Leggett & Platt, Inc. (b)	40,667	535,584
Lennar Corp.:
Class A	73,767	13,051,595
Class B	3,467	571,916
Mohawk Industries, Inc. (a)	16,227	2,613,683
Newell Brands, Inc.	126,854	1,089,676
NVR, Inc. (a)	909	7,824,199
PulteGroup, Inc.	63,972	8,444,304
SharkNinja, Inc.	16,232	1,247,429
Toll Brothers, Inc.	31,720	4,526,761
TopBuild Corp. (a)	8,934	4,275,276
Whirlpool Corp.	16,180	1,649,875
		70,261,772
Leisure Products - 0.1%
Brunswick Corp.	20,643	1,681,372
Hasbro, Inc.	5,359	345,441
Mattel, Inc. (a)	104,763	2,020,878
Polaris, Inc. (b)	15,966	1,329,648
YETI Holdings, Inc. (a)	18,283	756,002
		6,133,341
Specialty Retail - 1.8%
Advance Auto Parts, Inc. (b)	18,203	1,152,796
AutoNation, Inc. (a)	7,882	1,503,255
AutoZone, Inc. (a)	460	1,441,497
Bath & Body Works, Inc.	68,808	2,528,694
Best Buy Co., Inc.	65,924	5,703,744
CarMax, Inc. (a)	44,711	3,775,397
Carvana Co. Class A (a)	20,961	2,792,634
Dick's Sporting Goods, Inc.	15,821	3,422,873
Five Below, Inc. (a)	3,387	246,370
Floor & Decor Holdings, Inc. Class A (a)(b)	20,386	1,997,828
GameStop Corp. Class A (a)(b)	82,300	1,865,741
Gap, Inc.	61,374	1,441,062
Lithia Motors, Inc. Class A (sub. vtg.)	8,286	2,289,670
Lowe's Companies, Inc.	175,202	43,013,843
O'Reilly Automotive, Inc. (a)	1,397	1,573,497
Penske Automotive Group, Inc. (b)	5,642	982,329
RH (a)	3,661	1,061,983
Ross Stores, Inc.	77,388	11,084,283
The Home Depot, Inc.	61,311	22,572,258
TJX Companies, Inc.	141,811	16,027,479
Ulta Beauty, Inc. (a)	1,961	715,549
Wayfair LLC Class A (a)(b)	28,228	1,536,450
Williams-Sonoma, Inc.	15,880	2,456,318
		131,185,550
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports, Inc.	37,039	430,023
Birkenstock Holding PLC	12,010	709,911
Capri Holdings Ltd. (a)	34,692	1,163,570
Carter's, Inc. (b)	10,964	663,870
Columbia Sportswear Co. (b)	10,169	830,807
Crocs, Inc. (a)	14,912	2,003,725
NIKE, Inc. Class B	140,592	10,524,717
PVH Corp. (b)	17,516	1,786,457
Ralph Lauren Corp. Class A	11,775	2,067,572
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,736	2,457,746
Tapestry, Inc.	70,025	2,807,302
Under Armour, Inc.:
Class A (sub. vtg.) (a)	55,566	387,295
Class C (non-vtg.) (a)(b)	61,464	417,341
VF Corp.	106,996	1,814,652
		28,064,988
TOTAL CONSUMER DISCRETIONARY		453,211,811
CONSUMER STAPLES - 7.7%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	2,216	620,945
Brown-Forman Corp.:
Class A (b)	14,874	678,106
Class B (non-vtg.)	52,705	2,380,158
Coca-Cola Consolidated, Inc. (b)	1,804	2,067,186
Constellation Brands, Inc. Class A (sub. vtg.)	48,739	11,948,853
Keurig Dr. Pepper, Inc.	324,307	11,117,244
Molson Coors Beverage Co. Class B	53,526	2,828,849
Monster Beverage Corp. (a)	46,306	2,382,444
PepsiCo, Inc.	88,344	15,254,358
The Coca-Cola Co.	507,233	33,852,730
		83,130,873
Consumer Staples Distribution & Retail - 2.2%
Albertsons Companies, Inc.	127,788	2,534,036
BJ's Wholesale Club Holdings, Inc. (a)	40,339	3,548,218
Casey's General Stores, Inc.	9,361	3,630,570
Dollar General Corp.	67,195	8,089,606
Dollar Tree, Inc. (a)	62,722	6,544,413
Grocery Outlet Holding Corp. (a)(b)	29,636	579,680
Kroger Co.	202,933	11,059,849
Maplebear, Inc. (NASDAQ)	52,623	1,814,967
Performance Food Group Co. (a)	40,048	2,763,312
Sysco Corp.	57,741	4,425,848
Target Corp.	141,551	21,290,686
U.S. Foods Holding Corp. (a)	70,050	3,810,020
Walgreens Boots Alliance, Inc.	218,956	2,599,008
Walmart, Inc.	1,328,109	91,161,402
		163,851,615
Food Products - 1.5%
Archer Daniels Midland Co.	150,818	9,352,224
Bunge Global SA	43,073	4,532,572
Campbell Soup Co.	58,718	2,751,525
Conagra Brands, Inc.	145,736	4,418,716
Darling Ingredients, Inc. (a)	48,482	1,926,190
Flowers Foods, Inc.	57,307	1,290,554
Freshpet, Inc. (a)	9,693	1,179,638
General Mills, Inc.	172,753	11,598,636
Hormel Foods Corp.	88,670	2,847,194
Ingredion, Inc. (b)	20,037	2,492,002
Kellanova	80,183	4,662,641
Lamb Weston Holdings, Inc.	29,877	1,793,218
McCormick & Co., Inc. (non-vtg.)	77,042	5,933,004
Mondelez International, Inc.	409,740	28,005,729
Pilgrim's Pride Corp. (a)	11,427	471,135
Post Holdings, Inc. (a)	15,105	1,651,883
Seaboard Corp.	78	253,337
The Hershey Co.	38,854	7,672,888
The J.M. Smucker Co.	31,559	3,722,384
The Kraft Heinz Co.	271,859	9,572,155
Tyson Foods, Inc. Class A	86,025	5,238,923
		111,366,548
Household Products - 1.6%
Church & Dwight Co., Inc.	74,622	7,313,702
Colgate-Palmolive Co.	111,883	11,097,675
Kimberly-Clark Corp.	60,592	8,182,950
Procter & Gamble Co.	561,027	90,190,701
Reynolds Consumer Products, Inc.	16,629	462,619
Spectrum Brands Holdings, Inc.	8,963	758,359
		118,006,006
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	39,849	2,043,457
Coty, Inc. Class A (a)	120,305	1,197,035
Estee Lauder Companies, Inc. Class A	45,059	4,488,327
Kenvue, Inc.	585,745	10,830,425
		18,559,244
Tobacco - 1.1%
Altria Group, Inc.	525,885	25,773,624
Philip Morris International, Inc.	475,686	54,780,000
		80,553,624
TOTAL CONSUMER STAPLES		575,467,910
ENERGY - 7.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	305,296	11,821,061
Halliburton Co.	269,638	9,351,046
NOV, Inc.	120,408	2,506,895
Schlumberger Ltd.	437,124	21,108,718
TechnipFMC PLC	131,159	3,869,191
		48,656,911
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream GP LP (b)	64,057	919,859
Antero Resources Corp. (a)	88,708	2,574,306
APA Corp.	110,656	3,451,361
Cheniere Energy, Inc.	34,349	6,273,501
Chesapeake Energy Corp.	40,139	3,063,810
Chevron Corp.	527,214	84,602,031
Chord Energy Corp.	18,896	3,243,687
Civitas Resources, Inc.	22,155	1,545,533
ConocoPhillips Co.	358,544	39,870,093
Coterra Energy, Inc.	226,899	5,853,994
Devon Energy Corp.	192,472	9,051,958
Diamondback Energy, Inc.	54,389	11,003,439
DT Midstream, Inc.	29,696	2,237,891
EOG Resources, Inc.	176,034	22,321,111
EQT Corp.	169,070	5,834,606
Exxon Mobil Corp.	1,373,312	162,861,070
Hess Corp.	30,164	4,627,761
HF Sinclair Corp.	49,542	2,549,927
Kinder Morgan, Inc.	592,976	12,529,583
Marathon Oil Corp.	174,697	4,900,251
Marathon Petroleum Corp.	107,750	19,073,905
Matador Resources Co.	33,213	2,041,935
New Fortress Energy, Inc. Class A (b)	9,352	184,608
Occidental Petroleum Corp.	194,919	11,854,974
ONEOK, Inc.	178,485	14,873,155
Ovintiv, Inc.	82,022	3,809,102
Permian Resource Corp. Class A	151,134	2,318,396
Phillips 66 Co.	129,623	18,857,554
Range Resources Corp. (b)	72,498	2,264,113
Southwestern Energy Co. (a)	335,421	2,163,465
The Williams Companies, Inc.	372,264	15,985,016
Valero Energy Corp.	99,731	16,128,497
Viper Energy, Inc.	19,773	843,714
		499,714,206
TOTAL ENERGY		548,371,117
FINANCIALS - 21.3%
Banks - 7.0%
Bank of America Corp.	2,076,760	83,714,196
Bank OZK	32,498	1,523,831
BOK Financial Corp.	6,935	713,195
Citigroup, Inc.	586,438	38,048,097
Citizens Financial Group, Inc.	139,751	5,963,175
Columbia Banking Systems, Inc.	63,759	1,667,935
Comerica, Inc.	40,541	2,222,052
Commerce Bancshares, Inc.	36,432	2,357,515
Cullen/Frost Bankers, Inc.	17,985	2,105,324
East West Bancorp, Inc.	42,189	3,707,991
Fifth Third Bancorp	208,857	8,843,005
First Citizens Bancshares, Inc.	3,664	7,649,296
First Hawaiian, Inc.	38,951	975,333
First Horizon National Corp. (b)	166,923	2,792,622
FNB Corp., Pennsylvania	108,767	1,668,486
Huntington Bancshares, Inc.	441,574	6,601,531
JPMorgan Chase & Co.	877,032	186,632,410
KeyCorp	283,037	4,565,387
M&T Bank Corp.	50,827	8,750,885
Pinnacle Financial Partners, Inc.	23,177	2,232,409
PNC Financial Services Group, Inc.	121,483	22,000,571
Popular, Inc.	19,564	2,007,853
Prosperity Bancshares, Inc. (b)	27,433	1,989,441
Regions Financial Corp.	280,985	6,285,634
Synovus Financial Corp.	44,627	2,086,312
TFS Financial Corp.	15,445	209,434
Truist Financial Corp.	408,327	18,248,134
U.S. Bancorp	477,018	21,408,568
Webster Financial Corp.	52,192	2,589,767
Wells Fargo & Co.	1,072,235	63,626,425
Western Alliance Bancorp.	32,831	2,641,582
Wintrust Financial Corp.	19,912	2,154,478
Zions Bancorporation NA	44,223	2,285,002
		520,267,876
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	9,769	1,813,322
Ameriprise Financial, Inc.	2,697	1,159,899
Bank of New York Mellon Corp.	229,072	14,905,715
BlackRock, Inc.	45,173	39,594,135
Carlyle Group LP	66,953	3,330,242
Cboe Global Markets, Inc.	32,263	5,920,583
Charles Schwab Corp.	410,634	26,769,230
CME Group, Inc.	109,986	21,305,388
Coinbase Global, Inc. (a)	9,659	2,167,093
Evercore, Inc. Class A	10,969	2,746,528
FactSet Research Systems, Inc.	7,513	3,103,545
Franklin Resources, Inc.	87,134	1,992,755
Goldman Sachs Group, Inc.	70,538	35,905,958
Houlihan Lokey	14,282	2,145,871
Interactive Brokers Group, Inc.	31,764	3,788,492
Intercontinental Exchange, Inc.	173,847	26,348,251
Invesco Ltd.	111,730	1,928,460
Janus Henderson Group PLC	39,519	1,471,292
Jefferies Financial Group, Inc.	39,547	2,312,313
KKR & Co., Inc.	146,708	18,111,103
Lazard, Inc. Class A	2,178	107,092
MarketAxess Holdings, Inc.	11,296	2,524,995
Morgan Stanley	334,249	34,497,839
MSCI, Inc.	9,894	5,350,279
NASDAQ, Inc.	125,985	8,526,665
Northern Trust Corp.	61,856	5,483,534
Raymond James Financial, Inc.	57,830	6,708,280
Robinhood Markets, Inc. (a)	203,109	4,177,952
S&P Global, Inc.	95,759	46,417,260
SEI Investments Co.	30,907	2,096,731
State Street Corp.	92,185	7,832,959
Stifel Financial Corp.	30,357	2,691,755
T. Rowe Price Group, Inc.	67,085	7,661,778
TPG, Inc.	19,318	985,025
Tradeweb Markets, Inc. Class A	21,477	2,398,551
Virtu Financial, Inc. Class A	25,232	689,338
XP, Inc. Class A	112,166	1,919,160
		356,889,368
Consumer Finance - 0.9%
Ally Financial, Inc.	72,518	3,264,035
American Express Co.	108,577	27,474,324
Capital One Financial Corp.	115,822	17,535,451
Credit Acceptance Corp. (a)	403	231,685
Discover Financial Services	76,483	11,012,787
OneMain Holdings, Inc. (b)	34,511	1,803,545
SLM Corp.	66,717	1,513,809
SoFi Technologies, Inc. (a)(b)	265,311	2,000,445
Synchrony Financial	122,639	6,228,835
		71,064,916
Financial Services - 4.5%
Affirm Holdings, Inc. Class A, (a)(b)	69,653	1,970,483
Apollo Global Management, Inc.	40,221	5,040,094
Berkshire Hathaway, Inc. Class B (a)	560,110	245,608,229
Block, Inc. Class A (a)	98,207	6,077,049
Corebridge Financial, Inc.	78,175	2,310,071
Euronet Worldwide, Inc. (a)	13,212	1,347,492
Fidelity National Information Services, Inc.	171,932	13,209,536
Fiserv, Inc. (a)	121,534	19,879,316
Global Payments, Inc.	77,850	7,912,674
Jack Henry & Associates, Inc.	22,179	3,803,255
MGIC Investment Corp.	81,571	2,026,224
PayPal Holdings, Inc. (a)	320,108	21,056,704
Rocket Companies, Inc. (a)	42,319	685,145
The Western Union Co.	85,185	1,012,850
UWM Holdings Corp. Class A (b)	9,388	78,859
Voya Financial, Inc.	30,986	2,253,612
WEX, Inc. (a)	11,576	2,123,617
		336,395,210
Insurance - 4.0%
AFLAC, Inc.	174,949	16,686,636
Allstate Corp.	67,815	11,604,503
American Financial Group, Inc.	21,948	2,874,310
American International Group, Inc.	206,130	16,331,680
Aon PLC	60,062	19,730,968
Arch Capital Group Ltd. (a)	110,337	10,568,078
Arthur J. Gallagher & Co.	61,465	17,424,713
Assurant, Inc.	15,906	2,781,482
Assured Guaranty Ltd.	16,208	1,335,053
Axis Capital Holdings Ltd.	23,742	1,798,457
Brighthouse Financial, Inc. (a)	18,882	941,645
Brown & Brown, Inc.	40,905	4,067,184
Chubb Ltd.	123,797	34,125,881
Cincinnati Financial Corp.	46,822	6,115,890
CNA Financial Corp. (b)	6,709	329,814
Everest Re Group Ltd.	11,015	4,327,463
Fidelity National Financial, Inc.	79,358	4,397,227
First American Financial Corp.	30,553	1,850,901
Globe Life, Inc.	28,360	2,630,106
Hanover Insurance Group, Inc.	10,913	1,500,428
Hartford Financial Services Group, Inc.	90,800	10,071,536
Kemper Corp.	18,523	1,186,583
Lincoln National Corp.	52,021	1,732,299
Loews Corp.	55,402	4,429,390
Markel Group, Inc. (a)	3,000	4,916,550
Marsh & McLennan Companies, Inc.	130,191	28,976,611
MetLife, Inc.	182,362	14,014,520
Old Republic International Corp.	77,037	2,667,021
Primerica, Inc.	10,567	2,660,454
Principal Financial Group, Inc.	71,350	5,815,739
Progressive Corp.	28,082	6,012,918
Prudential Financial, Inc.	109,941	13,777,806
Reinsurance Group of America, Inc.	20,087	4,528,212
RenaissanceRe Holdings Ltd.	15,855	3,676,933
RLI Corp.	11,895	1,791,268
The Travelers Companies, Inc.	69,894	15,127,857
Unum Group	58,361	3,357,508
W.R. Berkley Corp.	94,986	5,236,578
White Mountains Insurance Group Ltd. (b)	763	1,362,718
Willis Towers Watson PLC	31,262	8,824,637
		301,589,557
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	212,261	2,124,733
Annaly Capital Management, Inc.	153,010	3,046,429
Rithm Capital Corp. (b)	147,619	1,713,857
Starwood Property Trust, Inc.	90,637	1,808,208
		8,693,227
TOTAL FINANCIALS		1,594,900,154
HEALTH CARE - 15.8%
Biotechnology - 2.5%
AbbVie, Inc.	307,940	57,067,441
Alnylam Pharmaceuticals, Inc. (a)	4,327	1,027,489
Amgen, Inc.	36,267	12,057,689
Biogen, Inc. (a)	44,558	9,499,766
BioMarin Pharmaceutical, Inc. (a)	57,752	4,870,226
Exact Sciences Corp. (a)(b)	33,755	1,541,928
Exelixis, Inc. (a)	14,551	341,221
Gilead Sciences, Inc.	381,891	29,046,629
Grail, Inc. (b)	7,854	120,795
Incyte Corp. (a)	53,361	3,472,200
Ionis Pharmaceuticals, Inc. (a)	3,014	149,072
Moderna, Inc. (a)	98,849	11,784,778
Regeneron Pharmaceuticals, Inc. (a)	29,290	31,609,475
Repligen Corp. (a)(b)	14,600	2,443,310
Roivant Sciences Ltd. (a)	107,192	1,163,033
United Therapeutics Corp. (a)	13,356	4,184,301
Vertex Pharmaceuticals, Inc. (a)	39,559	19,610,187
		189,989,540
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	529,274	56,071,288
Align Technology, Inc. (a)	9,488	2,200,077
Baxter International, Inc.	155,744	5,578,750
Becton, Dickinson & Co.	88,451	21,321,998
Boston Scientific Corp. (a)	449,430	33,203,888
Dentsply Sirona, Inc.	63,294	1,717,799
Edwards Lifesciences Corp. (a)	147,936	9,327,365
Enovis Corp. (a)	16,629	792,206
Envista Holdings Corp. (a)	52,550	897,029
GE Healthcare Technologies, Inc.	118,151	9,999,119
Globus Medical, Inc. (a)	34,237	2,463,695
Hologic, Inc. (a)	70,678	5,768,032
Masimo Corp. (a)(b)	6,288	672,690
Medtronic PLC	406,740	32,669,357
QuidelOrtho Corp. (a)	16,484	647,656
ResMed, Inc.	32,331	6,894,586
Solventum Corp.	42,392	2,496,041
STERIS PLC	30,144	7,197,181
Stryker Corp.	77,841	25,489,035
Teleflex, Inc.	14,402	3,181,690
The Cooper Companies, Inc.	59,691	5,570,961
Zimmer Biomet Holdings, Inc.	62,533	6,963,050
		241,123,493
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	27,826	1,804,516
Amedisys, Inc. (a)	9,800	960,890
Cardinal Health, Inc.	30,245	3,049,603
Centene Corp. (a)	163,170	12,551,036
Chemed Corp.	4,077	2,324,542
Cigna Group	77,524	27,030,293
CVS Health Corp.	385,949	23,284,303
Elevance Health, Inc.	59,764	31,796,241
Encompass Health Corp.	30,263	2,812,643
HCA Holdings, Inc.	44,648	16,209,456
Henry Schein, Inc. (a)	39,066	2,810,408
Humana, Inc.	36,876	13,334,730
Labcorp Holdings, Inc.	25,707	5,538,316
McKesson Corp.	22,878	14,116,184
Molina Healthcare, Inc. (a)	6,554	2,236,684
Premier, Inc. Class A	36,405	763,777
Quest Diagnostics, Inc.	33,948	4,830,800
R1 RCM, Inc. (a)	47,969	617,841
Tenet Healthcare Corp. (a)	29,648	4,438,306
UnitedHealth Group, Inc.	262,279	151,114,669
Universal Health Services, Inc. Class B	17,699	3,783,338
		325,408,576
Health Care Technology - 0.0%
Certara, Inc. (a)	36,780	574,136
Doximity, Inc. (a)(b)	33,876	948,528
		1,522,664
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	10,504	217,118
Agilent Technologies, Inc.	89,590	12,668,026
Avantor, Inc. (a)	207,427	5,548,672
Azenta, Inc. (a)	16,761	1,044,043
Bio-Rad Laboratories, Inc. Class A (a)	5,904	1,997,677
Bio-Techne Corp.	47,500	3,875,525
Bruker Corp.	11,735	803,965
Charles River Laboratories International, Inc. (a)	15,620	3,812,842
Danaher Corp.	202,565	56,126,710
Fortrea Holdings, Inc. (a)	24,592	678,493
Illumina, Inc. (a)	48,721	5,973,195
IQVIA Holdings, Inc. (a)	48,900	12,040,647
Mettler-Toledo International, Inc. (a)	6,454	9,816,728
QIAGEN NV	67,553	3,005,433
Revvity, Inc.	37,626	4,726,202
Sotera Health Co. (a)	38,402	532,636
Thermo Fisher Scientific, Inc.	116,854	71,671,232
Waters Corp. (a)	7,030	2,364,048
West Pharmaceutical Services, Inc.	8,725	2,671,333
		199,574,525
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	620,647	29,517,971
Catalent, Inc. (a)	55,348	3,284,350
Elanco Animal Health, Inc. (a)(b)	150,550	1,963,172
Jazz Pharmaceuticals PLC (a)	18,611	2,051,863
Johnson & Johnson	738,169	116,519,977
Organon & Co. (b)	78,673	1,719,792
Perrigo Co. PLC	41,445	1,171,650
Pfizer, Inc.	1,734,879	52,983,205
Royalty Pharma PLC	119,689	3,371,639
Viatris, Inc.	362,980	4,377,539
Zoetis, Inc. Class A	24,489	4,409,000
		221,370,158
TOTAL HEALTH CARE		1,178,988,956
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	22,192	2,207,882
Curtiss-Wright Corp.	11,665	3,437,676
General Dynamics Corp.	83,539	24,953,935
General Electric Co.	261,479	44,503,726
Hexcel Corp.	25,300	1,675,113
Howmet Aerospace, Inc.	116,379	11,137,470
Huntington Ingalls Industries, Inc.	12,077	3,381,318
L3Harris Technologies, Inc.	57,925	13,142,603
Loar Holdings, Inc. (b)	293	18,313
Lockheed Martin Corp.	44,420	24,072,086
Northrop Grumman Corp.	42,711	20,685,792
RTX Corp.	406,880	47,804,331
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	31,026	1,124,693
Textron, Inc.	58,172	5,404,179
The Boeing Co. (a)	148,686	28,339,552
TransDigm Group, Inc.	13,290	17,200,184
Woodward, Inc.	18,196	2,838,394
		251,927,247
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	35,077	3,123,607
Expeditors International of Washington, Inc.	36,136	4,510,496
FedEx Corp.	69,258	20,933,231
GXO Logistics, Inc. (a)	35,895	2,009,402
United Parcel Service, Inc. Class B	223,049	29,078,898
		59,655,634
Building Products - 1.1%
A.O. Smith Corp.	36,753	3,125,475
Advanced Drain Systems, Inc.	12,619	2,234,068
Allegion PLC	26,746	3,659,120
Armstrong World Industries, Inc.	8,809	1,157,503
Builders FirstSource, Inc. (a)	33,362	5,583,798
Carlisle Companies, Inc.	12,588	5,269,085
Carrier Global Corp.	256,640	17,479,750
Fortune Brands Innovations, Inc.	38,138	3,081,932
Hayward Holdings, Inc. (a)	43,596	644,785
Johnson Controls International PLC	208,291	14,901,138
Masco Corp.	67,300	5,239,305
Owens Corning	26,383	4,917,264
Simpson Manufacturing Co. Ltd.	11,742	2,255,521
The AZEK Co., Inc. Class A, (a)	13,082	587,251
Trane Technologies PLC	45,647	15,258,879
		85,394,874
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,348	1,029,791
Clean Harbors, Inc. (a)	15,763	3,763,101
Copart, Inc.	18,143	949,423
MSA Safety, Inc.	11,317	2,134,952
RB Global, Inc.	55,997	4,459,041
Republic Services, Inc.	62,782	12,199,798
Stericycle, Inc. (a)	28,186	1,650,290
Tetra Tech, Inc. (b)	12,794	2,728,193
Veralto Corp.	41,545	4,427,035
Vestis Corp.	40,204	521,446
		33,863,070
Construction & Engineering - 0.3%
AECOM (b)	41,507	3,760,949
API Group Corp. (a)	69,548	2,635,174
EMCOR Group, Inc.	8,602	3,229,535
MasTec, Inc. (a)	19,160	2,108,175
MDU Resources Group, Inc.	62,108	1,673,190
Quanta Services, Inc.	30,833	8,182,462
Valmont Industries, Inc.	6,086	1,815,819
Willscot Holdings Corp. (a)	39,872	1,634,752
		25,040,056
Electrical Equipment - 1.5%
Acuity Brands, Inc. (b)	9,416	2,366,712
AMETEK, Inc.	70,614	12,250,117
Eaton Corp. PLC	122,154	37,231,318
Emerson Electric Co.	174,820	20,473,170
GE Vernova LLC	83,357	14,857,552
Generac Holdings, Inc. (a)	9,182	1,429,454
Hubbell, Inc.	16,376	6,479,164
nVent Electric PLC	50,516	3,668,977
Regal Rexnord Corp.	20,300	3,261,804
Rockwell Automation, Inc.	31,830	8,869,430
Sensata Technologies PLC	45,695	1,781,648
		112,669,346
Ground Transportation - 1.0%
Avis Budget Group, Inc.	3,191	322,323
CSX Corp.	597,785	20,982,254
J.B. Hunt Transport Services, Inc.	25,395	4,397,144
Knight-Swift Transportation Holdings, Inc.	47,851	2,604,530
Landstar System, Inc.	10,876	2,069,159
Lyft, Inc. (a)	34,334	413,725
Norfolk Southern Corp.	69,134	17,253,081
Ryder System, Inc. (b)	13,174	1,846,468
Saia, Inc. (a)	3,369	1,407,737
Schneider National, Inc. Class B (b)	14,355	386,293
U-Haul Holding Co. (a)(b)	1,376	91,903
U-Haul Holding Co. (non-vtg.) (b)	17,344	1,105,333
Union Pacific Corp.	97,256	23,995,973
		76,875,923
Industrial Conglomerates - 0.7%
3M Co.	137,626	17,554,196
Honeywell International, Inc.	168,490	34,498,328
		52,052,524
Machinery - 3.5%
AGCO Corp.	19,031	1,796,907
Allison Transmission Holdings, Inc.	26,727	2,367,745
Caterpillar, Inc.	128,372	44,442,386
CNH Industrial NV	266,961	2,843,135
Crane Co.	14,955	2,399,081
Cummins, Inc.	41,790	12,194,322
Deere & Co.	77,943	28,993,237
Donaldson Co., Inc.	36,718	2,747,241
Dover Corp.	41,940	7,727,864
ESAB Corp. (b)	17,291	1,756,766
Flowserve Corp.	40,155	2,029,835
Fortive Corp.	107,624	7,732,784
Gates Industrial Corp. PLC (a)	62,669	1,165,017
Graco, Inc.	51,150	4,350,308
IDEX Corp.	23,167	4,829,856
Illinois Tool Works, Inc.	56,620	14,000,994
Ingersoll Rand, Inc.	123,442	12,393,577
ITT, Inc.	25,195	3,564,085
Lincoln Electric Holdings, Inc.	12,168	2,499,429
Middleby Corp. (a)	16,283	2,207,649
Nordson Corp.	17,352	4,343,726
Oshkosh Corp.	19,947	2,167,242
Otis Worldwide Corp.	123,569	11,677,271
PACCAR, Inc.	157,337	15,522,868
Parker Hannifin Corp.	39,138	21,962,680
Pentair PLC	50,490	4,436,556
RBC Bearings, Inc. (a)(b)	8,691	2,527,690
Snap-On, Inc.	15,822	4,541,389
Stanley Black & Decker, Inc.	47,000	4,964,140
Timken Co. (b)	19,759	1,718,045
Toro Co. (b)	31,933	3,056,946
Westinghouse Air Brake Tech Co.	53,503	8,622,008
Xylem, Inc.	73,910	9,866,985
		257,449,764
Marine Transportation - 0.0%
Kirby Corp. (a)	17,739	2,179,768
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	38,370	1,440,026
American Airlines Group, Inc. (a)(b)	185,760	1,976,486
Delta Air Lines, Inc.	197,024	8,475,972
Southwest Airlines Co.	182,721	4,922,504
United Airlines Holdings, Inc. (a)	100,119	4,547,405
		21,362,393
Professional Services - 0.9%
Automatic Data Processing, Inc.	9,056	2,378,287
Broadridge Financial Solutions, Inc.	3,115	666,610
CACI International, Inc. (a)	6,750	3,114,990
Clarivate PLC (a)(b)	124,827	841,334
Concentrix Corp. (b)	14,523	1,023,872
Dayforce, Inc. (a)(b)	40,519	2,401,966
Dun & Bradstreet Holdings, Inc. (b)	92,482	1,006,204
Equifax, Inc.	30,020	8,386,687
FTI Consulting, Inc. (a)	10,754	2,344,049
Genpact Ltd.	53,715	1,862,299
Jacobs Solutions, Inc.	38,126	5,579,740
KBR, Inc.	37,200	2,477,148
Leidos Holdings, Inc.	41,231	5,953,756
ManpowerGroup, Inc.	14,616	1,119,293
Parsons Corp. (a)	13,990	1,278,266
Paychex, Inc.	63,055	8,072,301
Paycom Software, Inc.	5,762	961,044
Paycor HCM, Inc. (a)	20,045	248,758
Robert Half, Inc.	31,251	2,006,002
Science Applications International Corp.	15,625	1,943,750
SS&C Technologies Holdings, Inc.	65,722	4,794,420
TransUnion	55,962	5,051,130
		63,511,906
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A (b)	31,889	1,582,332
Core & Main, Inc. (a)	17,402	930,485
Fastenal Co.	27,488	1,944,776
Ferguson PLC	57,732	12,854,030
MSC Industrial Direct Co., Inc. Class A	14,031	1,248,057
SiteOne Landscape Supply, Inc. (a)(b)	8,604	1,262,035
United Rentals, Inc.	15,405	11,663,126
W.W. Grainger, Inc.	1,744	1,703,557
Watsco, Inc. (b)	10,575	5,176,357
WESCO International, Inc.	13,336	2,333,133
		40,697,888
TOTAL INDUSTRIALS		1,082,680,393
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.1%
Ciena Corp. (a)	44,014	2,321,298
Cisco Systems, Inc.	1,240,708	60,112,303
F5, Inc. (a)	17,862	3,637,418
Juniper Networks, Inc.	98,301	3,704,965
Lumentum Holdings, Inc. (a)	20,407	1,056,674
Motorola Solutions, Inc.	26,416	10,537,871
Ubiquiti, Inc. (b)	715	132,683
		81,503,212
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	150,696	9,683,725
Arrow Electronics, Inc. (a)	16,464	2,036,432
Avnet, Inc.	27,453	1,475,873
CDW Corp.	20,422	4,454,242
Cognex Corp.	49,724	2,467,305
Coherent Corp. (a)	40,425	2,816,814
Corning, Inc.	234,436	9,379,784
Crane NXT Co.	14,987	942,383
IPG Photonics Corp. (a)	8,696	699,158
Jabil, Inc.	32,975	3,715,293
Keysight Technologies, Inc. (a)	53,295	7,438,383
Littelfuse, Inc.	7,463	1,993,442
TD SYNNEX Corp.	23,046	2,746,392
Teledyne Technologies, Inc. (a)	14,351	6,054,113
Trimble, Inc. (a)	74,478	4,062,030
Vontier Corp. (b)	47,221	1,852,480
Zebra Technologies Corp. Class A (a)	12,294	4,317,530
		66,135,379
IT Services - 2.0%
Accenture PLC Class A	192,002	63,479,701
Akamai Technologies, Inc. (a)	46,042	4,525,008
Amdocs Ltd.	35,026	3,063,724
Cognizant Technology Solutions Corp. Class A	152,241	11,521,599
DXC Technology Co. (a)(b)	55,479	1,128,443
EPAM Systems, Inc. (a)	15,919	3,424,654
Globant SA (a)	3,189	620,930
IBM Corp.	280,714	53,936,388
Kyndryl Holdings, Inc. (a)	69,524	1,868,110
Okta, Inc. (a)	26,137	2,455,310
Twilio, Inc. Class A (a)(b)	42,718	2,525,915
VeriSign, Inc. (a)	24,803	4,638,409
		153,188,191
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	167,480	24,197,510
Allegro MicroSystems LLC (a)	23,000	552,920
Amkor Technology, Inc.	34,474	1,125,921
Analog Devices, Inc.	151,613	35,080,216
Applied Materials, Inc.	20,620	4,375,564
Astera Labs, Inc. (b)	6,401	280,620
Cirrus Logic, Inc. (a)	16,441	2,145,222
First Solar, Inc. (a)	32,609	7,043,218
GlobalFoundries, Inc. (a)(b)	30,067	1,533,718
Intel Corp.	1,303,944	40,083,239
Lattice Semiconductor Corp. (a)	5,580	295,740
MACOM Technology Solutions Holdings, Inc. (a)	17,059	1,721,594
Marvell Technology, Inc.	241,178	16,154,102
Microchip Technology, Inc.	162,192	14,399,406
Micron Technology, Inc.	337,303	37,042,615
MKS Instruments, Inc.	19,239	2,422,190
ON Semiconductor Corp. (a)	131,308	10,274,851
Onto Innovation, Inc. (a)	11,128	2,128,786
Qorvo, Inc. (a)	29,458	3,529,068
Qualcomm, Inc.	21,186	3,833,607
Skyworks Solutions, Inc.	49,121	5,581,128
Teradyne, Inc.	4,166	546,413
Texas Instruments, Inc.	244,817	49,896,153
Universal Display Corp.	7,075	1,575,037
Wolfspeed, Inc. (a)(b)	38,063	717,488
		266,536,326
Software - 1.0%
ANSYS, Inc. (a)	26,683	8,368,589
Aspen Technology, Inc. (a)	8,224	1,545,701
Bill Holdings, Inc. (a)	23,520	1,175,059
CCC Intelligent Solutions Holdings, Inc. Class A (a)	136,316	1,398,602
Dolby Laboratories, Inc. Class A	17,873	1,407,677
DoubleVerify Holdings, Inc. (a)	19,322	408,081
Dropbox, Inc. Class A (a)	52,845	1,264,052
Fair Isaac Corp. (a)	1,132	1,811,200
Fortinet, Inc. (a)	35,523	2,061,755
Gen Digital, Inc.	172,118	4,473,347
Guidewire Software, Inc. (a)	13,642	2,047,255
HashiCorp, Inc. (a)	6,413	216,439
Informatica, Inc. (a)	19,530	467,548
MicroStrategy, Inc. Class A (a)	4,488	7,245,607
nCino, Inc. (a)	9,615	314,987
Nutanix, Inc. Class A (a)	53,175	2,685,869
PTC, Inc. (a)	14,229	2,530,628
Roper Technologies, Inc.	32,666	17,794,804
Salesforce, Inc.	43,612	11,286,786
SentinelOne, Inc. (a)(b)	58,815	1,346,864
Tyler Technologies, Inc. (a)	1,945	1,104,974
UiPath, Inc. Class A (a)	16,775	204,152
Unity Software, Inc. (a)(b)	50,572	827,358
Zoom Video Communications, Inc. Class A (a)	76,225	4,603,990
		76,591,324
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc.	63,800	7,252,784
Hewlett Packard Enterprise Co.	396,857	7,901,423
HP, Inc.	226,754	8,183,552
NetApp, Inc.	34,785	4,416,999
Pure Storage, Inc. Class A (a)	11,351	680,265
Western Digital Corp. (a)	99,792	6,691,054
		35,126,077
TOTAL INFORMATION TECHNOLOGY		679,080,509
MATERIALS - 4.6%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	67,905	17,916,734
Albemarle Corp. (b)	35,875	3,360,411
Ashland, Inc.	15,272	1,476,039
Axalta Coating Systems Ltd. (a)	67,353	2,401,134
Celanese Corp.	25,377	3,581,964
CF Industries Holdings, Inc.	57,252	4,373,480
Corteva, Inc.	213,960	12,003,156
Dow, Inc.	215,273	11,725,920
DuPont de Nemours, Inc.	127,915	10,706,486
Eastman Chemical Co.	35,763	3,695,391
Ecolab, Inc.	10,082	2,325,817
Element Solutions, Inc.	68,437	1,844,377
FMC Corp.	38,078	2,222,232
Huntsman Corp.	49,968	1,195,734
International Flavors & Fragrances, Inc.	78,208	7,780,132
Linde PLC	147,021	66,674,024
LyondellBasell Industries NV Class A	79,618	7,918,806
NewMarket Corp.	2,057	1,153,710
Olin Corp.	36,517	1,665,540
PPG Industries, Inc.	71,479	9,076,403
RPM International, Inc.	30,087	3,654,367
Sherwin-Williams Co.	6,386	2,240,209
The Chemours Co. LLC	42,215	1,020,337
The Mosaic Co.	97,835	2,912,548
The Scotts Miracle-Gro Co. (b)	12,987	1,020,778
Westlake Corp.	10,253	1,516,009
		185,461,738
Construction Materials - 0.5%
CRH PLC	210,172	18,011,740
Eagle Materials, Inc. (b)	2,533	689,736
Martin Marietta Materials, Inc.	17,700	10,502,295
Vulcan Materials Co.	30,032	8,244,084
		37,447,855
Containers & Packaging - 0.6%
Amcor PLC	439,867	4,631,800
Aptargroup, Inc.	20,186	2,966,938
Avery Dennison Corp.	15,265	3,309,910
Ball Corp.	95,228	6,078,403
Berry Global Group, Inc.	35,418	2,327,671
Crown Holdings, Inc.	35,755	3,171,469
Graphic Packaging Holding Co. (b)	92,992	2,799,059
International Paper Co.	105,947	4,924,417
Packaging Corp. of America	27,112	5,418,875
Sealed Air Corp.	42,081	1,601,182
Silgan Holdings, Inc.	25,343	1,303,390
Smurfit Westrock PLC	78,222	3,507,474
Sonoco Products Co.	29,946	1,614,688
		43,655,276
Metals & Mining - 1.0%
Alcoa Corp. (b)	76,623	2,531,624
ATI, Inc. (a)	37,732	2,554,834
Cleveland-Cliffs, Inc. (a)(b)	96,326	1,478,604
Freeport-McMoRan, Inc.	437,846	19,882,587
MP Materials Corp. (a)(b)	40,051	541,490
Newmont Corp.	353,135	17,328,334
Nucor Corp.	73,317	11,946,272
Reliance, Inc.	17,463	5,318,531
Royal Gold, Inc.	20,082	2,773,726
Steel Dynamics, Inc.	45,453	6,055,249
United States Steel Corp. (b)	68,135	2,799,667
		73,210,918
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	5,949	583,954
TOTAL MATERIALS		340,359,741
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	30,286	2,088,825
Alexandria Real Estate Equities, Inc.	52,976	6,213,555
American Homes 4 Rent Class A	103,250	3,726,293
Americold Realty Trust	86,894	2,597,262
AvalonBay Communities, Inc.	43,386	8,890,659
Brixmor Property Group, Inc.	91,631	2,333,842
BXP, Inc.	48,025	3,424,663
Camden Property Trust (SBI)	31,643	3,504,462
Cousins Properties, Inc.	46,319	1,274,236
Crown Castle, Inc.	132,976	14,637,998
CubeSmart	68,420	3,255,424
Digital Realty Trust, Inc.	98,781	14,766,772
EastGroup Properties, Inc.	14,608	2,731,550
EPR Properties	22,846	1,028,070
Equinix, Inc.	27,439	21,683,395
Equity Lifestyle Properties, Inc.	56,353	3,870,324
Equity Residential (SBI)	115,526	8,044,075
Essex Property Trust, Inc.	19,524	5,434,701
Extra Space Storage, Inc.	63,968	10,210,572
Federal Realty Investment Trust (SBI)	25,203	2,813,915
First Industrial Realty Trust, Inc.	40,383	2,209,758
Gaming & Leisure Properties	79,652	3,998,530
Healthcare Realty Trust, Inc.	116,263	2,056,692
Healthpeak Properties, Inc.	216,798	4,730,532
Highwoods Properties, Inc. (SBI)	31,889	987,602
Host Hotels & Resorts, Inc.	213,145	3,732,169
Invitation Homes, Inc.	187,163	6,601,239
Iron Mountain, Inc.	38,201	3,917,895
Kilroy Realty Corp.	35,736	1,321,160
Kimco Realty Corp.	201,455	4,377,617
Lamar Advertising Co. Class A	19,918	2,387,371
Medical Properties Trust, Inc. (b)	181,513	873,078
Mid-America Apartment Communities, Inc.	35,514	4,963,792
National Storage Affiliates Trust	21,902	932,368
NNN (REIT), Inc.	55,424	2,487,983
Omega Healthcare Investors, Inc.	75,450	2,746,380
Park Hotels & Resorts, Inc.	63,500	956,310
Prologis, Inc.	282,732	35,638,369
Public Storage Operating Co.	41,020	12,138,638
Rayonier, Inc.	45,173	1,370,097
Realty Income Corp.	263,622	15,139,811
Regency Centers Corp.	56,213	3,785,383
Rexford Industrial Realty, Inc. (b)	65,942	3,304,354
SBA Communications Corp. Class A	32,820	7,205,303
Simon Property Group, Inc.	73,625	11,297,020
STAG Industrial, Inc.	55,334	2,258,181
Sun Communities, Inc.	37,718	4,780,002
UDR, Inc.	100,394	4,022,788
Ventas, Inc.	123,341	6,714,684
VICI Properties, Inc.	318,859	9,967,532
Vornado Realty Trust	53,591	1,607,194
Welltower, Inc.	181,049	20,141,701
Weyerhaeuser Co.	222,949	7,080,860
WP Carey, Inc.	66,264	3,830,722
		322,093,708
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	93,559	10,545,035
CoStar Group, Inc. (a)	124,142	9,685,559
Howard Hughes Holdings, Inc.	9,469	702,316
Jones Lang LaSalle, Inc. (a)(b)	9,970	2,501,473
Zillow Group, Inc.:
Class A (a)	14,382	681,707
Class C (a)	48,499	2,361,901
		26,477,991
TOTAL REAL ESTATE		348,571,699
UTILITIES - 4.5%
Electric Utilities - 3.0%
Alliant Energy Corp.	78,364	4,361,740
American Electric Power Co., Inc.	161,325	15,829,209
Avangrid, Inc.	21,685	773,504
Constellation Energy Corp.	81,021	15,377,786
Duke Energy Corp.	236,077	25,796,134
Edison International	116,354	9,309,484
Entergy Corp.	65,202	7,561,476
Evergy, Inc.	68,104	3,950,032
Eversource Energy	107,418	6,972,502
Exelon Corp.	306,050	11,385,060
FirstEnergy Corp.	176,088	7,379,848
IDACORP, Inc.	15,463	1,511,508
NextEra Energy, Inc.	629,186	48,063,519
NRG Energy, Inc.	38,652	2,905,471
OGE Energy Corp.	61,128	2,369,933
PG&E Corp.	653,873	11,933,182
Pinnacle West Capital Corp. (b)	34,720	2,971,685
PPL Corp.	225,882	6,713,213
Southern Co.	335,063	27,984,462
Xcel Energy, Inc.	170,122	9,914,710
		223,064,458
Gas Utilities - 0.1%
Atmos Energy Corp.	46,005	5,883,119
National Fuel Gas Co. (b)	27,856	1,632,083
UGI Corp.	64,164	1,589,984
		9,105,186
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	41,315	1,160,952
Clearway Energy, Inc.:
Class A	10,622	261,620
Class C	25,036	667,960
The AES Corp.	216,867	3,858,064
		5,948,596
Multi-Utilities - 1.2%
Ameren Corp.	81,377	6,450,755
CenterPoint Energy, Inc.	193,744	5,376,396
CMS Energy Corp.	91,026	5,898,485
Consolidated Edison, Inc.	105,932	10,330,489
Dominion Energy, Inc.	256,351	13,704,524
DTE Energy Co.	63,229	7,620,991
NiSource, Inc.	137,160	4,286,250
Public Service Enterprise Group, Inc.	152,529	12,167,238
Sempra	193,791	15,514,907
WEC Energy Group, Inc.	96,738	8,325,272
		89,675,307
Water Utilities - 0.1%
American Water Works Co., Inc.	59,654	8,492,343
Essential Utilities, Inc. (b)	77,000	3,130,050
		11,622,393
TOTAL UTILITIES		339,415,940
TOTAL COMMON STOCKS (Cost $5,196,650,089)		7,450,584,985

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $934,135)	937,000	934,117

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	10,818,270	10,820,434
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	98,858,738	98,868,624
TOTAL MONEY MARKET FUNDS (Cost $109,688,681)		109,689,058

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,307,272,905)	7,561,208,160
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(90,518,692)
NET ASSETS - 100.0%	7,470,689,468

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	34	Sep 2024	9,448,600	106,966	106,966
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Sep 2024	10,608,340	528,091	528,091

TOTAL FUTURES CONTRACTS					635,057
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $934,117.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,857,408	661,261,900	659,298,420	695,975	(454)	-	10,820,434	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	153,089,806	361,025,400	415,246,582	328,716	-	-	98,868,624	0.5%
Total	161,947,214	1,022,287,300	1,074,545,002	1,024,691	(454)	-	109,689,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	309,536,755	309,536,755	-	-
Consumer Discretionary	453,211,811	453,211,811	-	-
Consumer Staples	575,467,910	575,467,910	-	-
Energy	548,371,117	548,371,117	-	-
Financials	1,594,900,154	1,594,900,154	-	-
Health Care	1,178,988,956	1,178,988,956	-	-
Industrials	1,082,680,393	1,082,680,393	-	-
Information Technology	679,080,509	679,080,509	-	-
Materials	340,359,741	340,359,741	-	-
Real Estate	348,571,699	348,571,699	-	-
Utilities	339,415,940	339,415,940	-	-

U.S. Government and Government Agency Obligations	934,117	-	934,117	-

Money Market Funds	109,689,058	109,689,058	-	-
Total Investments in Securities:	7,561,208,160	7,560,274,043	934,117	-
Derivative Instruments: Assets
Futures Contracts	635,057	635,057	-	-
Total Assets	635,057	635,057	-	-
Total Derivative Instruments:	635,057	635,057	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	635,057	0
Total Equity Risk	635,057	0
Total Value of Derivatives	635,057	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $97,326,386) - See accompanying schedule:
Unaffiliated issuers (cost $5,197,584,224)	$7,451,519,102
Fidelity Central Funds (cost $109,688,681)	109,689,058

Total Investment in Securities (cost $5,307,272,905)		$7,561,208,160
Segregated cash with brokers for derivative instruments		55,624
Receivable for investments sold		350,859,004
Receivable for fund shares sold		52,578
Dividends receivable		7,556,820
Distributions receivable from Fidelity Central Funds		162,284
Receivable for daily variation margin on futures contracts		207,415
Other receivables		31,741
Total assets		7,920,133,626
Liabilities
Payable for investments purchased	$1,010,325
Payable for fund shares redeemed	349,526,591
Other payables and accrued expenses	49,424
Collateral on securities loaned	98,857,818
Total liabilities		449,444,158
Net Assets		$7,470,689,468
Net Assets consist of:
Paid in capital		$5,088,402,127
Total accumulated earnings (loss)		2,382,287,341
Net Assets		$7,470,689,468
Net Asset Value, offering price and redemption price per share ($7,470,689,468 ÷ 453,690,871 shares)		$16.47
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$77,265,789
Interest		46,315
Income from Fidelity Central Funds (including $328,716 from security lending)		1,024,691
Total income		78,336,795
Expenses
Custodian fees and expenses	$60,334
Independent trustees' fees and expenses	9,135
Interest	12,984
Miscellaneous	2
Total expenses before reductions	82,455
Expense reductions	(3,776)
Total expenses after reductions		78,679
Net Investment income (loss)		78,258,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,089,299
Fidelity Central Funds	(454)
Foreign currency transactions	2,020
Futures contracts	4,182,343
Total net realized gain (loss)		104,273,208
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	626,138,056
Futures contracts	143,402
Total change in net unrealized appreciation (depreciation)		626,281,458
Net gain (loss)		730,554,666
Net increase (decrease) in net assets resulting from operations		$808,812,782
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,258,116	$138,013,133
Net realized gain (loss)	104,273,208	133,455,775
Change in net unrealized appreciation (depreciation)	626,281,458	118,586,435
Net increase (decrease) in net assets resulting from operations	808,812,782	390,055,343
Distributions to shareholders	(12,583,806)	(262,036,110)

Share transactions
Proceeds from sales of shares	1,054,825,321	1,228,765,162
Reinvestment of distributions	12,583,806	262,036,110
Cost of shares redeemed	(765,685,732)	(902,616,659)

Net increase (decrease) in net assets resulting from share transactions	301,723,395	588,184,613
Total increase (decrease) in net assets	1,097,952,371	716,203,846

Net Assets
Beginning of period	6,372,737,097	5,656,533,251
End of period	$7,470,689,468	$6,372,737,097

Other Information
Shares
Sold	68,096,897	86,831,860
Issued in reinvestment of distributions	812,907	18,679,553
Redeemed	(47,813,663)	(62,880,091)
Net increase (decrease)	21,096,141	42,631,322

Financial Highlights
Fidelity® Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.73	$14.51	$15.20	$13.09	$12.91	$12.02
Income from Investment Operations
Net investment income (loss) A,B	.17	.34	.32	.30	.29	.33
Net realized and unrealized gain (loss)	1.60	.52	(.40)	2.76	.23	1.46
Total from investment operations	1.77	.86	(.08)	3.06	.52	1.79
Distributions from net investment income	(.02)	(.33)	(.33)	(.30)	(.29)	(.34)
Distributions from net realized gain	(.01)	(.31)	(.28)	(.65)	(.05)	(.57)
Total distributions	(.03)	(.64)	(.61)	(.95)	(.34)	(.90) C
Net asset value, end of period	$16.47	$14.73	$14.51	$15.20	$13.09	$12.91
Total Return D,E	12.01%	6.12%	(.40)%	23.41%	4.14%	14.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	2.21% I,J	2.37%	2.21%	1.93%	2.49%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$7,470,689	$6,372,737	$5,656,533	$5,959,784	$5,344,271	$4,036,878
Portfolio turnover rate K	42 % I	19%	24%	27%	21%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, certain deemed distributions, futures contracts, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,472,917,344
Gross unrealized depreciation	(259,034,724)
Net unrealized appreciation (depreciation)	$2,213,882,620
Tax cost	$5,347,960,597
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	1,854,683,381	1,483,250,463
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Value Index Fund	Borrower	16,774,400	5.57%	12,984

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Value Index Fund	35,496	864	21,164
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,776.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.967966.110
XS6-SANN-0924
Fidelity® Tax-Free Bond Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tax-Free Bond Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 98.7%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,776,462
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/35	1,010,000	1,105,127
5.5% 10/1/40	1,400,000	1,529,107
Homewood Edl. Bldg. Auth. Rev.:
(CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C, 5.5% 10/1/54	1,115,000	1,175,933
Series 2019 A:
4% 12/1/33	270,000	268,325
4% 12/1/35	880,000	864,875
4% 12/1/37	1,180,000	1,147,652
4% 12/1/38	225,000	216,762
4% 12/1/39	1,605,000	1,535,812
4% 12/1/41	3,845,000	3,600,806
4% 12/1/44	2,265,000	2,073,561
4% 12/1/49	530,000	473,907
Jefferson County Swr. Rev. Series 2024, 5% 10/1/29	1,555,000	1,671,064
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	23,082,398
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,615,000	1,624,633
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26 (c)	55,000	40,541
5% 3/1/36	2,315,000	1,692,659
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,256,511
4% 6/1/30	955,000	949,168
4% 6/1/31	825,000	814,970
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	20,146,827
Univ. of Alabama Gen. Rev. Series 2019 C, 5% 7/1/31	2,755,000	3,003,162
TOTAL ALABAMA		70,050,262
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	2,075,000	2,106,551
Arizona - 3.6%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	494,158
5% 6/1/30	1,390,000	1,482,787
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.9%, tender 1/1/37 (b)(d)	945,000	915,370
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,428,254
4% 2/1/39	1,415,000	1,422,127
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	386,560
4% 9/1/38	420,000	421,349
4% 9/1/39	380,000	380,283
4% 9/1/40	410,000	401,133
4% 9/1/46	1,000,000	933,809
5% 9/1/31	185,000	198,949
5% 9/1/32	285,000	306,262
5% 9/1/33	390,000	419,599
5% 9/1/34	330,000	355,065
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	566,500
5% 5/1/43	945,000	519,750
Series 2019 2, 3.625% 5/20/33	1,733,380	1,644,858
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,290,369
5% 7/1/34	1,180,000	1,323,663
5% 7/1/35	945,000	1,058,887
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	143,419
5% 7/1/48	190,000	174,131
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,972,473
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	1,735,000	1,488,018
6% 1/1/48 (e)	3,290,000	2,516,552
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	4,000,000	3,184,917
Series 2019 E, 3% 1/1/49	2,375,000	1,875,604
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	796,149
5% 7/1/32	3,070,000	3,236,442
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	2,445,000	2,261,628
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,710,000	1,621,727
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	2,475,000	2,603,563
5% 7/1/34	1,890,000	1,976,150
5% 7/1/35	1,890,000	1,974,738
Series 2019 A, 5% 7/1/44	5,300,000	5,624,369
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,118,804
5% 7/1/32	335,000	359,225
5% 7/1/36	560,000	596,747
5% 7/1/37	490,000	520,716
5% 7/1/38	785,000	831,925
5% 7/1/45	6,800,000	7,116,194
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,854,231
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	1,072,781
5% 7/1/54	3,335,000	3,361,230
Pima County Unified School District #1 Tucson Series 2024 A:
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,480,961
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,485,120
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,850,000	2,061,982
5% 7/1/43 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,331,657
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2023 B, 5.25% 1/1/53	41,490,000	46,053,703
Student &Academic Svcs. Llc (Northern Arizona Univ. Proj.) Series 2024, 5% 6/1/42 (Build America Mutual Assurance Insured) (f)	1,950,000	2,139,996
TOTAL ARIZONA		122,784,884
California - 3.7%
Alameda Corridor Trans. Auth. Rev. Series 2024 A:
0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	485,000	129,450
0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	1,665,000	421,914
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,054
5.5% 4/1/30	5,000	5,009
Series 2024, 5% 9/1/34	5,000,000	5,914,406
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	2,332,928	2,237,760
Series 2023 A1, 4.375% 9/20/36	5,723,260	5,992,410
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,000,000	890,654
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,129,700
5% 5/15/38	2,830,000	2,967,490
5% 5/15/43	3,775,000	3,905,377
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,483,863
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	956,009
5% 5/15/26	945,000	969,857
5% 5/15/27	945,000	970,186
5% 5/15/28	945,000	970,233
5% 5/15/32	1,180,000	1,206,694
5% 5/15/33	1,415,000	1,446,053
5% 5/15/40	945,000	959,725
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (c)(g)	1,960,874	1,372,612
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	44,735,000	5,139,282
Los Angeles Unified School District Series 2024 A, 5% 7/1/34	11,035,000	13,110,947
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/32	8,225,000	9,450,106
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,910,496
4% 8/1/33	1,425,000	1,522,922
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	939,842
Series 2011 B, 0% 8/1/51	1,355,000	397,614
Series B:
0% 8/1/33	4,105,000	3,031,038
0% 8/1/37	7,555,000	4,754,013
0% 8/1/38	8,400,000	5,025,189
0% 8/1/39	6,815,000	3,875,410
0% 8/1/41	4,625,000	2,357,898
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,004,319
5% 9/1/30	1,295,000	1,313,021
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,395,225
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,948,585
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	884,599
0% 7/1/37	4,820,000	3,089,149
Series 2008 E, 0% 7/1/47 (h)	2,455,000	1,950,969
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,924,813
Series 2022 B, 5% 5/1/52	14,945,000	16,245,278
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,304,154
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	983,383
5% 6/1/28	1,425,000	1,503,145
5% 6/1/29	945,000	1,010,806
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/36	1,520,000	1,593,641
Series 2021 Q, 3% 5/15/51	4,325,000	3,477,659
TOTAL CALIFORNIA		128,107,959
Colorado - 0.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,408,014
5% 10/1/43	5,485,000	5,594,087
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/24	210,000	210,314
5% 9/1/25	245,000	250,086
5% 9/1/28 (Pre-Refunded to 9/1/27 @ 100)	2,075,000	2,200,245
Series 2019 A, 4% 11/1/39	2,815,000	2,758,836
Series 2019 A2:
3.25% 8/1/49	2,700,000	2,134,403
4% 8/1/49	4,390,000	4,081,001
Series 2020 A, 4% 9/1/50 (Pre-Refunded to 9/1/30 @ 100)	1,020,000	1,080,993
Series 2021 A, 3% 11/15/51	2,600,000	1,998,712
Colorado Hsg. & Fin. Auth.:
Series 2019 H, 4.25% 11/1/49	595,000	597,838
Series 2021 E, 3% 11/1/51	1,060,000	1,033,446
TOTAL COLORADO		23,347,975
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	1,005,548
Series 2020 A, 4% 1/15/34	6,615,000	6,863,582
Series 2021 A:
3% 1/15/35	1,000,000	929,494
3% 1/15/39	960,000	845,388
3% 1/15/40	1,230,000	1,063,844
Series 2021 B, 3% 6/1/40	1,000,000	862,322
Series 2022 B, 3% 1/15/40	2,625,000	2,270,399
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,029,621
5% 7/1/35	1,135,000	1,176,378
5% 7/1/36	380,000	393,405
5% 7/1/37	1,470,000	1,520,079
5% 7/1/42	3,570,000	3,620,701
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,580,380
Series 2016 K, 4% 7/1/46	4,215,000	3,919,467
Series 2019 A:
5% 7/1/34 (c)(e)	1,325,000	861,250
5% 7/1/49 (c)(e)	1,925,000	1,251,250
Series 2020 A, 4% 7/1/39	2,830,000	2,803,555
Series 2020 C, 4% 7/1/45	3,985,000	3,773,482
Series 2020 K:
5% 7/1/37	945,000	1,018,839
5% 7/1/38	1,415,000	1,518,304
5% 7/1/39	1,465,000	1,564,267
5% 7/1/44 (e)	1,295,000	1,242,611
Series 2021 S, 4% 6/1/51	1,120,000	1,047,116
Series 2022 M:
4% 7/1/37	3,305,000	3,335,268
4% 7/1/52	1,680,000	1,581,463
Series G, 5% 7/1/50 (e)	1,100,000	1,022,797
Series K1:
5% 7/1/31	1,415,000	1,448,977
5% 7/1/35	1,210,000	1,232,812
Series N:
4% 7/1/39	1,165,000	984,437
4% 7/1/49	1,395,000	1,060,755
5% 7/1/32	520,000	523,775
5% 7/1/33	470,000	472,599
5% 7/1/34	235,000	235,894
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	830,000	830,297
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,300,103
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	1,895,000	1,914,492
5% 4/1/39 (e)	2,950,000	2,969,223
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	548,786
TOTAL CONNECTICUT		65,622,960
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,275,143
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,853,519
5% 7/15/30	6,130,000	6,257,980
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/33	1,180,000	1,258,741
5% 10/1/34	1,890,000	2,017,505
5% 10/1/36	1,890,000	2,011,749
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	3,221,031
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	4,975,000	4,659,192
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 3% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400,000	1,791,960
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,467,135
Washington Metropolitan Area Transit Auth. Series 2024 A, 5% 7/15/56	7,090,000	7,597,412
TOTAL DISTRICT OF COLUMBIA		39,411,367
Florida - 4.9%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32	2,220,000	2,447,542
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,550,848
Series 2016, 5% 7/1/32	965,000	986,104
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,722,580
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	4,183,952
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	4,034,552
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,447,698
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,759,202
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,216,735
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	1,380,000	1,487,008
5% 10/1/54 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,765,115
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	530,000	565,920
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	670,000	726,146
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,122,463
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	2,057,566
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/46	1,000,000	808,411
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	4,730,000	5,117,079
Florida Dev. Fin. Corp. Student H (SFP - Tampa I - The Henry Proj.) Series 2024 A1:
5.25% 6/1/54 (e)	2,000,000	2,041,441
5.25% 6/1/59 (e)	1,900,000	1,931,977
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,236,984
Series 2019, 5% 10/1/27	615,000	632,790
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,305,000	1,332,340
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	2,130,000	2,128,341
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,488,142
Series 2015 C, 5% 10/1/35	1,890,000	1,913,140
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	405,004
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	960,344
5% 10/1/31	1,015,000	1,047,045
Series 2015 B, 5% 10/1/29	1,180,000	1,201,076
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	4,929,113
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	629,213
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,655,899
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	1,957,615
5% 8/15/34	2,595,000	2,692,966
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,447,412
Miami-Dade County Aviation Rev. Series 2020 A:
4% 10/1/35	1,510,000	1,539,342
4% 10/1/41	1,135,000	1,138,348
5% 10/1/31	2,020,000	2,224,024
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,117,052
Series 2014 A:
5% 7/1/25	1,350,000	1,351,355
5% 7/1/27	945,000	946,232
5% 7/1/28	2,100,000	2,102,631
5% 7/1/29	955,000	956,229
Series 2014 B, 5% 7/1/30	2,360,000	2,363,057
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	768,701
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	11,805,155
Series 2016 A, 5% 5/1/32	9,440,000	9,685,669
Series 2016 B, 5% 8/1/26	4,255,000	4,412,665
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	3,205,000	2,951,819
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	3,690,000	3,521,930
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	1,870,000	1,901,163
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	220,000	224,484
5% 7/1/39	400,000	403,276
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	484,967
5% 10/1/28	3,775,000	3,897,707
5% 10/1/30	1,890,000	1,942,418
5% 10/1/32	3,125,000	3,206,550
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,460,421
5% 8/15/32	3,700,000	3,857,411
5% 8/15/35	665,000	692,019
5% 8/15/37	4,720,000	4,901,743
5% 8/15/42	3,210,000	3,293,423
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,363,175
5% 12/1/36	1,040,000	1,047,811
Series 2015 A, 5% 12/1/40	945,000	947,117
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/45	3,645,000	3,504,660
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	754,648
5% 10/15/49	1,340,000	1,389,601
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,139,322
TOTAL FLORIDA		167,925,888
Georgia - 4.2%
Atlanta Arpt. Rev. Series 2023 B1:
5% 7/1/37	1,450,000	1,662,302
5% 7/1/39	1,000,000	1,132,695
5% 7/1/40	1,125,000	1,266,638
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,900,000	1,977,689
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1, 3.375%, tender 3/12/27 (b)	1,625,000	1,625,623
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	6,336,612
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,391,792
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,246,785
Series 2019, 4% 6/15/49	1,115,000	1,064,259
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	9,015,000	7,100,358
Georgia Hsg. & Fin. Auth. Series 2019 B, 3.25% 12/1/49	1,750,000	1,426,952
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	5,760,000	5,474,912
5% 1/1/30	390,000	415,619
5% 1/1/32	885,000	941,700
5% 1/1/34	1,815,000	1,929,139
5% 1/1/35	875,000	929,492
5% 1/1/36	1,075,000	1,140,063
5% 1/1/37	1,055,000	1,117,058
5% 1/1/38	1,085,000	1,146,984
5% 1/1/44	2,825,000	2,937,476
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,637,038
4% 7/1/39	2,360,000	2,356,249
4% 7/1/43	2,470,000	2,422,422
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	21,879,945
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	20,511,412
Series 2023 D, 5%, tender 12/1/30 (b)	19,695,000	20,893,516
Series 2024 A1, 5%, tender 9/1/31 (b)	6,450,000	6,924,356
Series 2024 A1:
5% 3/1/29	2,675,000	2,790,843
5% 9/1/29	2,240,000	2,347,209
5% 3/1/30	2,940,000	3,083,379
5% 9/1/30	2,350,000	2,473,092
Series 2024 B:
5% 9/1/30	1,000,000	1,052,379
5% 3/1/31	1,830,000	1,926,939
5% 9/1/31	850,000	897,757
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	505,484
4% 4/1/40	1,320,000	1,320,331
5% 4/1/36	1,060,000	1,159,981
Series 2020 B, 5% 9/1/33	2,360,000	2,620,626
TOTAL GEORGIA		142,067,106
Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2020 C:
4% 7/1/37	1,040,000	1,069,081
4% 7/1/38	1,180,000	1,207,734
TOTAL HAWAII		2,276,815
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	472,704
5.5% 12/1/27	3,070,000	3,124,370
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/25	665,000	677,098
5% 7/15/26	470,000	487,759
Series 2019 A, 4% 1/1/50	1,210,000	1,209,219
TOTAL IDAHO		5,971,150
Illinois - 13.2%
Chicago Board of Ed.:
Series 2015 C, 5.25% 12/1/39	755,000	755,914
Series 2016 B, 6.5% 12/1/46	400,000	414,874
Series 2017 A, 7% 12/1/46 (e)	1,400,000	1,502,891
Series 2017 C:
5% 12/1/24	1,735,000	1,740,009
5% 12/1/25	2,670,000	2,704,338
5% 12/1/26	500,000	510,944
Series 2017 D:
5% 12/1/24	1,705,000	1,709,922
5% 12/1/31	1,845,000	1,887,013
Series 2017 H, 5% 12/1/36	440,000	448,310
Series 2018 A:
5% 12/1/24	1,590,000	1,594,590
5% 12/1/29	4,195,000	4,339,905
5% 12/1/31	850,000	878,679
Series 2019 A:
5% 12/1/25	2,360,000	2,390,351
5% 12/1/26	1,985,000	2,028,446
5% 12/1/29	2,920,000	3,058,661
5% 12/1/30	3,820,000	3,981,928
5% 12/1/32	1,700,000	1,770,739
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,592,047
5% 1/1/27	7,225,000	7,428,724
5% 1/1/29	3,645,000	3,838,375
5% 1/1/30	7,320,000	7,776,555
Series 2021 A, 5% 1/1/32	4,405,000	4,711,889
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	770,738
5% 1/1/36	4,250,000	4,323,690
5% 1/1/37	5,005,000	5,088,959
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,729,779
Series 2016 C:
5% 1/1/32	4,485,000	4,577,951
5% 1/1/33	1,230,000	1,255,306
5% 1/1/34	1,425,000	1,454,182
Series 2017 B:
5% 1/1/34	1,430,000	1,480,477
5% 1/1/35	2,400,000	2,483,907
5% 1/1/36	1,560,000	1,613,005
5% 1/1/37	6,045,000	6,244,620
5% 1/1/38	2,125,000	2,193,155
Series 2018 B:
4% 1/1/44	5,880,000	5,763,846
5% 1/1/48	1,055,000	1,098,858
5% 1/1/53	1,060,000	1,093,487
Series 2020 A, 4% 1/1/37	6,305,000	6,459,026
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	705,000	713,312
5% 6/1/26	1,505,000	1,544,855
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,546,385
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	5,976,734
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	500,000	520,626
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	135,000	141,408
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	7,190,000	5,667,970
3% 5/15/50 (Build America Mutual Assurance Insured)	3,390,000	2,685,780
3.25% 8/15/49	1,340,000	1,055,323
Series 2020, 5% 7/1/36	4,150,000	4,612,497
Series 2021 A, 3% 8/15/48	930,000	714,605
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	203,515
5% 10/1/32	275,000	293,189
5% 10/1/33	470,000	498,462
5% 10/1/35	285,000	301,475
5% 10/1/36	285,000	300,602
5% 10/1/37	330,000	347,425
5% 10/1/38	355,000	371,918
5% 10/1/39	610,000	637,432
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,309,263
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,404,418
5% 10/1/33	1,415,000	1,456,696
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	762,776
5% 7/15/30	1,405,000	1,488,655
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	10,068,552
5% 5/15/43	9,440,000	9,626,229
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,404,214
5% 2/15/36	2,255,000	2,343,808
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	468,212
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,145,436
Series 2015 A, 5% 11/15/31	3,305,000	3,349,488
Series 2016 A, 5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	997,738
Series 2016 B:
5% 8/15/30	2,830,000	2,953,970
5% 8/15/33	4,330,000	4,485,466
5% 8/15/34	2,280,000	2,361,537
Series 2016 C:
3.75% 2/15/34	685,000	668,706
4% 2/15/36	2,915,000	2,900,487
4% 2/15/41	8,645,000	8,486,151
5% 2/15/31	1,965,000	2,048,449
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	20,380
5% 12/1/29	970,000	993,069
Series 2017 A, 5% 8/1/47	405,000	408,405
Series 2017:
5% 7/1/33	3,175,000	3,299,550
5% 7/1/34	2,610,000	2,712,572
5% 7/1/35	530,000	550,597
Series 2019:
4% 9/1/37	380,000	328,580
4% 9/1/39	945,000	792,338
5% 9/1/30	180,000	180,779
5% 9/1/38	850,000	814,285
Illinois Gen. Oblig.:
Seriers 2024 B, 5% 5/1/39	2,250,000	2,499,843
Series 2006, 5.5% 1/1/31	1,835,000	2,069,562
Series 2014:
5% 2/1/25	2,120,000	2,122,751
5% 2/1/27	1,155,000	1,156,451
5% 4/1/28	550,000	550,586
5% 5/1/28	3,140,000	3,143,077
5% 5/1/32	1,320,000	1,321,220
5% 5/1/33	1,510,000	1,511,092
5.25% 2/1/29	2,830,000	2,833,816
5.25% 2/1/30	2,550,000	2,553,415
5.25% 2/1/31	1,230,000	1,231,411
Series 2016:
5% 2/1/26	945,000	969,526
5% 6/1/26	575,000	593,079
5% 2/1/27	3,535,000	3,684,353
5% 2/1/28	3,300,000	3,431,149
5% 2/1/29	3,100,000	3,229,282
Series 2017 A, 5% 12/1/26	3,165,000	3,290,171
Series 2018 A:
5% 10/1/26	1,415,000	1,467,176
5% 10/1/28	3,305,000	3,528,989
Series 2020 B, 4% 10/1/32	5,055,000	5,139,938
Series 2021 A:
5% 3/1/32	100,000	109,963
5% 3/1/35	710,000	777,828
5% 3/1/36	565,000	617,382
5% 3/1/37	710,000	773,650
5% 3/1/46	2,830,000	2,990,435
Series 2021 B, 4% 12/1/34	3,355,000	3,388,923
Series 2022 A:
5% 3/1/32	1,755,000	1,953,273
5% 3/1/36	7,365,000	8,107,876
5.25% 3/1/37	1,605,000	1,790,063
Series 2022 B:
5% 3/1/29	3,495,000	3,753,338
5% 3/1/32	1,550,000	1,725,113
Series 2023 B:
5% 5/1/36	1,450,000	1,599,169
5.25% 5/1/38	6,750,000	7,511,966
5.25% 5/1/40	3,005,000	3,318,381
Series 2023 C, 5% 5/1/29	3,945,000	4,246,039
Series 2023 D, 5% 7/1/28	3,305,000	3,516,734
Series 2024 B:
5% 5/1/35	3,045,000	3,439,362
5.25% 5/1/45	2,050,000	2,254,229
5.25% 5/1/47	1,505,000	1,641,488
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	5,330,000	5,186,854
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,418,355	3,913,832
Illinois Hsg. Dev. Auth. Rev.:
Series 2016 C, 2.9% 8/1/31	490,000	447,325
Series 2019 D, 2.7% 10/1/34	485,000	434,947
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	1,785,000	1,808,762
Illinois Sales Tax Rev.:
Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	2,720,000	2,567,346
Series 2024 A:
5% 6/15/31	4,535,000	4,995,741
5% 6/15/32	3,805,000	4,237,842
5% 6/15/34	5,495,000	6,229,949
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	909,693
Series 2019 A, 5% 1/1/44	1,060,000	1,119,145
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/31	650,000	714,450
5% 1/1/35	700,000	781,588
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,641,860
Series 2017, 5% 1/1/29	970,000	1,015,322
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,469,320
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	942,551
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	4,190,000	4,121,222
0% 1/15/26	3,150,000	2,988,139
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	13,529,777
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	7,170,000	2,980,410
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	4,517,788
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	3,557,976
Series 2012 B, 0% 12/15/51	5,570,000	1,518,182
Series 1994, 0% 6/15/29 (FGIC Insured)	5,735,000	4,805,717
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,835,000	5,133,110
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775,000	588,826
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	7,501,667
Series 2017 B:
5% 12/15/28	1,890,000	1,975,480
5% 12/15/32	850,000	887,823
Series 2020 A, 5% 6/15/50	21,945,000	22,709,592
Series 2022 A, 4% 12/15/42	5,405,000	5,316,292
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32	4,695,000	5,228,039
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	2,940,000	3,087,010
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	3,720,000	3,956,416
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	440,000	409,595
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	2,560,000	2,362,102
TOTAL ILLINOIS		452,094,198
Indiana - 0.8%
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	3,790,000	3,580,117
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	454,250
5% 11/1/29	1,320,000	1,431,143
5% 11/1/30	295,000	323,957
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,340,002
Series 2016, 5% 9/1/31	1,735,000	1,793,880
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	1,660,000	1,428,517
Series 2021 B, 3% 7/1/50	825,000	804,218
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	3,996,901
5% 1/1/34	1,890,000	1,992,048
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,223,677
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	921,616
4% 4/1/46	2,115,000	1,954,245
5% 4/1/40	2,115,000	2,211,230
Series 2020:
4% 4/1/37	1,565,000	1,551,216
5% 4/1/29	970,000	1,029,742
TOTAL INDIANA		29,036,759
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/48	2,360,000	2,422,817
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,478,588
Series 2021 B1, 4% 6/1/49	375,000	375,206
TOTAL IOWA		5,276,611
Kentucky - 2.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,141,165
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,665,000	1,424,309
5% 2/1/28	45,000	46,826
5% 2/1/32	60,000	62,266
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,631,084
Hazard Healthcare Rev. (Appalachian Reg'l. Healthcare Proj.) Series 2021, 3% 7/1/46	2,450,000	1,923,989
Kenton County Arpt. Board Arpt. Rev.:
Series 2016, 5% 1/1/33	1,225,000	1,250,884
Series 2019, 5% 1/1/44	2,120,000	2,233,145
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	1,014,985
5% 8/1/44	945,000	982,359
Series 2019 A2, 5% 8/1/49	2,360,000	2,438,936
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	45,140
5% 6/1/26	50,000	50,186
5% 6/1/27	50,000	50,256
5% 6/1/28	55,000	55,290
5% 6/1/29	60,000	60,324
5% 6/1/30	60,000	60,322
Series 2017 B:
5% 8/15/32	2,530,000	2,631,709
5% 8/15/33	1,250,000	1,299,622
5% 8/15/35	1,415,000	1,468,376
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,866,273
5% 5/1/30	1,180,000	1,252,858
5% 5/1/31	505,000	537,068
5% 5/1/32	265,000	281,118
5% 5/1/33	595,000	631,160
5% 5/1/34	680,000	722,589
5% 5/1/35	400,000	423,183
5% 5/1/36	340,000	359,585
Series A:
4% 11/1/38	600,000	600,422
5% 11/1/29	3,625,000	3,874,099
5% 11/1/30	2,030,000	2,170,074
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	4,875,000	5,165,515
Series A, 4%, tender 6/1/26 (b)	29,720,000	29,861,610
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,396,608
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,752,991
Series 2016 A:
5% 10/1/31	6,045,000	6,179,542
5% 10/1/32	7,310,000	7,464,938
5% 10/1/33	4,155,000	4,239,137
Series 2020 A:
3% 10/1/43	5,800,000	4,590,358
4% 10/1/40	1,090,000	1,057,168
5% 10/1/37	2,715,000	2,866,555
TOTAL KENTUCKY		97,164,024
Louisiana - 0.1%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	995,000	1,076,607
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,637,068
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/29	1,135,000	1,179,973
TOTAL LOUISIANA		3,893,648
Maine - 1.1%
Brunswick Series 2020:
2.375% 11/1/37	130,000	107,118
2.5% 11/1/39	335,000	270,994
Lewiston 52850C Series 2021:
1.25% 2/15/31	2,455,000	2,003,889
1.25% 2/15/32	2,595,000	2,051,586
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	987,227
4% 7/1/46	1,665,000	1,379,547
5% 7/1/41	455,000	447,403
5% 7/1/46	310,000	292,017
Series 2018 A:
5% 7/1/30	1,120,000	1,190,496
5% 7/1/31	1,040,000	1,103,968
5% 7/1/34	1,890,000	1,997,653
5% 7/1/35	2,590,000	2,731,994
5% 7/1/36	3,070,000	3,227,730
5% 7/1/37	2,830,000	2,970,835
5% 7/1/38	2,150,000	2,248,766
5% 7/1/43	4,250,000	4,370,646
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	705,711
5% 7/1/34	945,000	1,009,120
5% 7/1/35	1,040,000	1,108,286
5% 7/1/36	1,890,000	2,009,821
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	4,067,797
TOTAL MAINE		36,282,604
Maryland - 1.4%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	2,595,000	2,419,189
Series 2021, 3% 10/1/37	1,000,000	921,735
Baltimore County Gen. Oblig. Series 2021, 3% 3/1/37	825,000	764,229
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/37	735,000	835,945
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,909,890
Frederick County Gen. Oblig. Series 2021 A, 1.5% 10/1/33	4,460,000	3,483,993
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,550,000	1,548,584
Series 2019 C, 3.5% 3/1/50	1,495,000	1,479,411
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	4,320,000	3,333,293
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,902,759
Series 2016 A:
4% 7/1/42	735,000	681,213
5% 7/1/35	1,940,000	1,975,341
5% 7/1/38	1,060,000	1,074,456
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	842,357
Series 2022 A:
4% 6/1/37	2,240,000	2,315,306
4% 6/1/38	2,455,000	2,526,028
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2024 A, 5% 7/1/31	4,620,000	5,218,261
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	7,055,000	5,696,019
Washington Metropolitan Area Transit Auth. Series 2020 A, 5% 7/15/38	7,100,000	7,775,186
TOTAL MARYLAND		46,703,195
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	971,871
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	8,554,951
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,122,089
5% 10/1/33	1,280,000	1,302,536
Series 2015 D, 5% 7/1/44	2,430,000	2,431,848
Series 2019, 5% 9/1/59	4,445,000	4,621,269
Series 2020 A, 4% 7/1/45	9,790,000	8,796,568
Series 2024 D:
5% 7/1/32	800,000	915,089
5% 7/1/42	1,750,000	1,948,913
Series J2, 5% 7/1/53	2,360,000	2,401,457
Series M:
4% 10/1/50	9,975,000	8,390,889
5% 10/1/45	7,515,000	7,537,442
TOTAL MASSACHUSETTS		48,994,922
Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax (Catalyst Dev. Proj.) Series 2024:
5% 7/1/32	1,200,000	1,328,909
5% 7/1/33	1,000,000	1,117,511
5% 7/1/34	1,500,000	1,692,284
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,912,631
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,860,000	1,487,543
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,472,812
5% 7/1/48	6,135,000	6,332,821
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,117,933
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,179,316
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,400,775
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,327
Lansing Board of Wtr. & Lt. Util. Rev. Series 2024 A:
5% 7/1/32	3,155,000	3,603,727
5% 7/1/36	6,000,000	6,940,030
5% 7/1/37	1,675,000	1,934,811
5% 7/1/38	1,250,000	1,435,484
5% 7/1/39	675,000	770,759
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,805,902
Series 2016, 5% 11/15/32	4,545,000	4,688,267
Series 2019 A:
3% 12/1/49	2,645,000	2,092,205
5% 11/15/48	1,555,000	1,617,408
Series 2020 A, 4% 6/1/49	2,070,000	1,896,581
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	303,037
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	42,604
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2019 A1, 3.35% 10/1/49	1,750,000	1,440,178
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	3,400,000	2,400,247
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	970,365
5% 11/1/36	1,180,000	1,208,035
5% 11/1/37	945,000	967,129
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	3,994,534
5% 5/1/29	3,995,000	4,120,107
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,246,669
5% 12/1/31	2,170,000	2,208,116
Series 2015 G:
5% 12/1/31	1,415,000	1,439,854
5% 12/1/32	1,415,000	1,439,636
5% 12/1/33	1,890,000	1,922,741
Series 2015, 5% 12/1/29	1,510,000	1,537,675
Series 2017 A:
5% 12/1/28	565,000	594,620
5% 12/1/29	520,000	546,551
5% 12/1/30	660,000	693,511
5% 12/1/33	330,000	345,928
5% 12/1/37	470,000	490,705
5% 12/1/37	255,000	266,071
Series 2017 C, 5% 12/1/28	1,040,000	1,097,213
TOTAL MICHIGAN		77,113,562
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,811,265
5% 2/15/58	11,185,000	11,337,947
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/27	1,215,000	1,228,616
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,312,651
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	983,425
5% 10/1/32	675,000	698,503
5% 10/1/33	825,000	852,513
5% 10/1/45	975,000	981,418
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	655,000	698,503
Series B, 4% 8/1/41	1,270,000	1,271,806
Series D:
4% 8/1/38	2,265,000	2,296,952
4% 8/1/40	2,455,000	2,466,375
4% 8/1/41	1,610,000	1,612,290
4% 8/1/43	1,820,000	1,803,151
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,235,000	1,199,351
3.55% 2/1/38	1,290,000	1,250,867
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	3,065,135
5% 5/1/48	4,085,000	4,235,081
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2% 2/1/33	2,545,000	2,147,140
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,150,000	3,092,293
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	900,000	887,402
3.65% 2/1/38	945,000	920,379
TOTAL MINNESOTA		51,153,063
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	2,375,000	2,309,288
5% 6/1/28	705,000	745,725
TOTAL MISSISSIPPI		3,055,013
Missouri - 1.2%
Cape Girardeau County Indl. Dev. Auth. Series 2017 A:
5% 3/1/27	30,000	31,343
5% 3/1/29	1,390,000	1,444,650
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	231,591
5% 1/1/28	470,000	502,575
5% 1/1/33	450,000	477,657
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,220,365
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	378,282
3.25% 2/1/28	380,000	378,777
5% 2/1/34	2,940,000	2,974,851
5% 2/1/36	1,135,000	1,148,016
Series 2019 A:
4% 10/1/48	2,030,000	1,970,520
5% 10/1/46	3,990,000	4,179,291
Series 2021 A:
4% 7/1/33	2,205,000	2,293,620
4% 7/1/46	1,985,000	1,923,305
Series 2023 A, 5% 5/1/33	9,100,000	10,433,482
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	355,000	354,751
Saint Louis Arpt. Rev. Series 2019 A:
5% 7/1/44	1,320,000	1,386,826
5% 7/1/49	1,085,000	1,130,405
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,467,277
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,269,690
5% 10/1/47	2,005,000	2,011,947
TOTAL MISSOURI		40,209,221
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	215,000	215,051
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,665,000	2,146,582
TOTAL MONTANA		2,361,633
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,795,000	10,346,824
Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,519,898
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	730,000	742,017
Series 2021 A, 3% 7/1/51	1,190,000	906,076
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	1,977,461
5% 9/1/32	3,525,000	3,682,404
5% 9/1/33	2,115,000	2,209,130
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	920,000	909,449
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,608,577
5% 1/1/34	945,000	964,620
Series 2016 B, 5% 1/1/32	4,720,000	4,820,626
TOTAL NEBRASKA		41,687,082
Nevada - 0.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,621,988
5% 9/1/42	6,295,000	6,416,084
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	2,279,882
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 3.4% 10/1/49	1,210,000	1,026,299
Series 2019 B, 4% 10/1/49	535,000	534,579
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,850,661
TOTAL NEVADA		15,729,493
New Hampshire - 1.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,063,317
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	4,576,707	4,553,996
Series 2023 2A, 3.875% 1/20/38	6,684,831	6,421,305
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,279,495
5% 8/1/32	235,000	245,410
5% 8/1/34	2,830,000	2,955,038
5% 8/1/36	1,890,000	1,968,290
5% 8/1/37	2,265,000	2,358,140
Series 2018, 5% 8/1/35	2,595,000	2,706,219
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	2,063,398
Series 2017:
5% 7/1/36	1,135,000	1,154,994
5% 7/1/44	1,790,000	1,785,754
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 4% 7/1/32	850,000	831,167
Series 2016:
4% 10/1/38	1,100,000	1,049,081
5% 10/1/28	2,830,000	2,896,481
5% 10/1/32	4,870,000	4,981,355
Portsmouth Tan Series 2021, 1.625% 4/1/34	1,260,000	985,114
TOTAL NEW HAMPSHIRE		40,298,554
New Jersey - 6.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/49 (Build America Mutual Assurance Insured)	2,215,000	2,385,477
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)(e)	855,000	587,476
Series A, 5% 11/1/36	4,895,000	5,241,344
Series QQQ:
4% 6/15/34	755,000	775,732
4% 6/15/36	1,040,000	1,059,616
4% 6/15/39	945,000	955,473
4% 6/15/41	945,000	948,828
4% 6/15/46	1,415,000	1,388,303
4% 6/15/50	1,890,000	1,826,071
5% 6/15/31	1,040,000	1,151,528
5% 6/15/33	190,000	209,332
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	750,000	548,038
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	41,934
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	57,158
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	41,587
Series LLL, 4% 6/15/49	2,655,000	2,577,357
Series MMM, 4% 6/15/36	755,000	767,214
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,543,763
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/31	16,505,000	17,511,318
5% 6/1/29	3,000,000	3,287,398
Series 2021:
2% 6/1/34	5,340,000	4,308,127
2% 6/1/36	1,140,000	881,585
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/32	1,135,000	1,259,423
5% 9/15/33	1,065,000	1,190,471
(Marlboro Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/33	2,090,000	2,336,229
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,010,481
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,164
5% 7/1/30	945,000	975,218
Series 2016:
4% 7/1/48	1,700,000	1,544,351
5% 7/1/41	2,070,000	2,080,988
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	2,435,000	2,448,322
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2022 B:
4.25% 1/1/43	6,000,000	6,149,330
5% 1/1/46	8,000,000	8,737,681
Series 2024 C:
5% 1/1/42 (f)	3,145,000	3,501,744
5% 1/1/43 (f)	3,305,000	3,662,825
5% 1/1/44 (f)	4,405,000	4,864,904
5% 1/1/45 (f)	3,930,000	4,325,817
Series 2024, 5% 1/1/32	2,980,000	3,381,085
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	15,925,004
Series 2006 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,275,000	1,058,562
0% 12/15/31 (FGIC Insured)	5,300,000	4,058,997
0% 12/15/36 (AMBAC Insured)	10,000,000	6,241,194
Series 2008 A, 0% 12/15/38 (Build America Mutual Assurance Insured)	3,575,000	2,061,320
Series 2010 A, 0% 12/15/27	6,980,000	6,206,455
Series 2014 BB2, 5% 6/15/34	5,370,000	5,932,345
Series 2016 A:
5% 6/15/27	890,000	920,742
5% 6/15/29	3,350,000	3,451,626
Series 2018 A:
5% 12/15/32	3,025,000	3,228,752
5% 12/15/34	945,000	1,006,395
Series 2019 BB, 4% 6/15/50	1,770,000	1,721,009
Series 2021 A:
4% 6/15/38	510,000	515,213
5% 6/15/32	3,360,000	3,732,623
5% 6/15/33	945,000	1,046,676
Series 2022 A:
4% 6/15/41	4,625,000	4,625,796
4% 6/15/42	3,105,000	3,082,115
Series 2022 AA:
5% 6/15/29	7,555,000	8,212,294
5% 6/15/35	590,000	658,096
5% 6/15/36	6,915,000	7,685,991
5% 6/15/37	3,195,000	3,544,003
Series A:
4% 12/15/39	945,000	948,488
4.25% 12/15/38	2,345,000	2,381,007
Series AA:
4% 6/15/38	2,660,000	2,682,600
4% 6/15/45	6,365,000	6,245,414
4% 6/15/50	895,000	871,610
5% 6/15/37	2,830,000	3,086,369
5% 6/15/50	3,160,000	3,323,861
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/38	5,500,000	6,333,597
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,542,844
4.625% 11/1/47	2,500,000	2,561,674
TOTAL NEW JERSEY		211,492,364
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	805,000	800,161
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	217,722
5% 5/15/39	160,000	160,123
5% 5/15/44	170,000	164,388
5% 5/15/49	335,000	313,742
TOTAL NEW MEXICO		1,656,136
New York - 7.9%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,527,985
Series 2016 A:
5% 7/1/25	65,000	65,885
5% 7/1/32	2,360,000	2,432,701
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,701,153
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/33	3,395,000	3,543,281
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	495,077
5% 9/1/35	1,890,000	1,988,145
5% 9/1/36	1,070,000	1,123,746
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	16,099,773
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,824,521
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	6,691,002
Series 2022 B1, 5% 8/1/32	1,000,000	1,132,842
Series 2024 A:
5% 8/1/40	2,470,000	2,784,019
5% 8/1/41	2,365,000	2,649,947
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	780,000	787,585
Series 2024 A2, 3.625%, tender 7/1/28 (b)	6,650,000	6,685,659
Series 2024 B2, 3.7%, tender 7/3/28 (b)	11,205,000	11,341,392
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,235,000	969,880
Series 2021 F1, 2.4% 11/1/46	1,725,000	1,202,542
New York City Transitional Fin. Auth. Series 2024 F1:
5% 2/1/40	4,720,000	5,319,776
5% 2/1/41	4,370,000	4,913,766
New York City Transitional Fin. Auth. Rev.:
Series 2018 1, 5% 11/1/29	2,450,000	2,590,230
Series 2019 B1, 5% 8/1/34	1,890,000	2,015,755
Series 2024 A1, 5% 5/1/42	5,130,000	5,706,297
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	6,930,966
5% 11/15/29	4,720,000	4,805,702
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	731,502
5% 7/1/34	1,370,000	1,517,642
5% 7/15/37	570,000	601,168
5% 7/1/38	1,785,000	1,945,897
5% 7/1/42	1,180,000	1,264,007
5% 7/15/42	1,605,000	1,655,120
5% 7/15/50	4,150,000	4,205,245
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 C, 5% 3/15/38	7,820,000	8,238,857
Series 2023 A1, 5% 3/15/41	16,795,000	18,784,712
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C-2:
0% 11/15/29	2,150,000	1,779,128
0% 11/15/33	5,285,000	3,712,024
Series 2017 D, 5% 11/15/30	4,720,000	5,007,881
Series 2020 D:
4% 11/15/46	31,520,000	30,623,335
4% 11/15/47	2,205,000	2,136,328
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	5,070,000	3,976,532
Series 2021 E, 3% 3/15/50	5,030,000	3,909,774
Series 2024 A:
5% 3/15/30	3,720,000	4,131,448
5% 3/15/31	7,440,000	8,358,680
5% 3/15/32	9,295,000	10,576,443
5% 3/15/33	2,425,000	2,795,884
5% 3/15/34	2,170,000	2,534,019
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	13,520,000	13,566,614
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	22,920,000	22,522,579
4% 3/15/45	8,600,000	8,426,112
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,076,664
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	946,577
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	595,363
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,521,458
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	600,000	530,454
5.375% 11/1/54 (e)	1,020,000	855,965
TOTAL NEW YORK		270,857,039
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	14,245,000	15,992,541
North Carolina - 1.3%
Alamance County Series 2021, 2% 5/1/34	1,130,000	938,284
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,373,851
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	1,982,246
5% 7/1/42	2,715,000	2,815,444
Series 2017 C:
4% 7/1/36	1,415,000	1,433,241
4% 7/1/37	1,415,000	1,432,578
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	223,006
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	3,505,000	2,776,451
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,393,867
5% 12/1/30	1,360,000	1,448,246
5% 12/1/32	1,035,000	1,102,173
5% 12/1/33	755,000	803,577
Series 2020 A, 3% 7/1/45	2,325,000	1,882,559
Series 2021 A:
4% 3/1/36	850,000	814,901
4% 3/1/51	1,790,000	1,484,633
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,722,641
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,791,007
5% 1/1/43	4,250,000	4,461,350
5% 1/1/44	5,295,000	5,546,047
5% 1/1/49	1,890,000	1,961,561
TOTAL NORTH CAROLINA		45,387,663
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	3,620,000	2,557,774
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	4,018,913
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,504,529
5% 2/15/39	945,000	1,001,670
5% 2/15/44	2,975,000	3,107,719
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	628,776
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	2,570,000	1,972,153
4% 6/1/48	850,000	791,747
5% 6/1/27	2,125,000	2,207,199
5% 6/1/29	3,870,000	4,130,069
5% 6/1/34	1,140,000	1,225,725
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	473,270
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	949,880
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	1,996,813
5% 10/1/37	1,180,000	1,244,408
5% 10/1/38	1,415,000	1,487,848
Columbus City School District Series 2016 A:
5% 12/1/32	795,000	819,588
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	150,000	155,037
Dublin City School District Series 2024:
5% 12/1/43	1,000,000	1,117,554
5% 12/1/48	2,365,000	2,591,399
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	65,000
5% 6/15/26	70,000	69,994
5% 6/15/27	75,000	75,001
5% 6/15/28	80,000	79,993
5.25% 6/15/43	4,720,000	4,400,622
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	61,194
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,517,197
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	120,000	120,006
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,616,109
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	137,994
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	780,000	724,228
Series 2021 A, 4% 1/15/46	3,900,000	3,686,920
Series 2024 A, 5% 1/1/32	8,045,000	9,123,555
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	275,000	277,180
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,615,000	1,769,882
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,561,656
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,216,979
Series 2019, 5% 2/15/29	1,830,000	1,884,650
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,571,583
5% 1/1/30	1,700,000	1,845,265
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,115,822
6% 12/1/29	1,140,000	1,192,487
6% 12/1/30	1,205,000	1,268,812
6% 12/1/31	1,280,000	1,355,942
TOTAL OHIO		80,162,368
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/32	1,040,000	1,057,733
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024, 5% 10/1/33	1,750,000	1,997,070
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,591,630
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	300,000	328,879
TOTAL OKLAHOMA		4,975,312
Oregon - 0.8%
Clackamas County Series 2020, 1.625% 6/1/36	1,050,000	778,760
Lake Oswego Ore Series 2019 A, 2.8% 6/1/39	2,075,000	1,744,790
Oregon Gen. Oblig. (Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,410,000	1,581,028
Oregon Health and Science Univ. Spl. Rev. Series 2021 A, 3% 7/1/51	5,290,000	4,006,394
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	685,000	577,399
Series 2019 A, 4% 7/1/50	3,030,000	3,027,379
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	1,127,827
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,960,000	3,123,762
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,075,043
5% 6/15/35	2,960,000	3,114,726
5% 6/15/36	2,830,000	2,969,975
5% 6/15/38	2,830,000	2,956,510
TOTAL OREGON		26,083,593
Pennsylvania - 6.1%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,629,109
5% 1/1/56	11,795,000	12,328,642
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,367,040
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,160,000	556,800
4% 12/1/41	2,135,000	1,024,800
4.25% 12/1/50	2,375,000	1,140,000
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 3% 8/15/53 (Assured Guaranty Muni. Corp. Insured)	5,745,000	4,572,487
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	978,845
5% 7/15/38	945,000	996,139
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,287,335
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,152,095
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	640,000	640,899
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	145,000	150,098
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,208,035
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	3,005,000	3,260,431
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,889,657
4% 7/1/38	2,060,000	2,065,782
4% 7/1/39	2,360,000	2,360,560
5% 7/1/44	2,360,000	2,449,032
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,651,259
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A:
5% 10/1/28	40,000	39,094
5% 10/1/29	40,000	38,946
5% 10/1/30	4,105,000	3,977,524
5% 10/1/32	130,000	124,591
5% 10/1/36	4,395,000	4,185,180
5% 10/1/40	2,405,000	2,236,181
Series 2019, 4% 9/1/44	4,875,000	4,598,471
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	6,163,826
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	751,231
5% 7/1/37	755,000	796,405
5% 7/1/38	710,000	745,277
5% 7/1/43	1,890,000	1,957,619
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	925,000	973,256
Series 2023 B2, 5% 7/1/38	1,040,000	1,113,586
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,515,280
Series 2016:
5% 5/1/29	945,000	961,345
5% 5/1/31	945,000	960,527
Pennsylvania Hsg. Fin. Agcy. Series 2023 142A:
4.5% 10/1/38	2,075,000	2,137,540
5% 10/1/43	1,495,000	1,557,985
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,784,592
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	752,627
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	2,005,274
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 A, 4% 12/1/50	16,995,000	15,899,191
Series 2024, 5% 12/1/40	2,650,000	2,988,265
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	494,432
5% 7/1/29	470,000	493,175
5% 7/1/30	520,000	544,790
5% 7/1/31	565,000	591,011
5% 7/1/32	520,000	543,750
5% 7/1/33	565,000	589,070
5% 7/1/42	2,255,000	2,322,677
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,555,773
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	2,156,751
Series 2015:
5% 8/1/26	945,000	958,853
5% 8/1/27	945,000	958,882
5% 8/1/28	1,890,000	1,918,137
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,631,025
5% 2/1/36	1,400,000	1,494,483
5% 2/1/37	1,810,000	1,929,942
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,376,695
Series 2018 A:
5% 9/1/34	1,370,000	1,443,296
5% 9/1/35	945,000	994,796
Series 2018 B, 5% 9/1/43	1,315,000	1,355,849
Series 2019 A:
4% 9/1/35	2,175,000	2,214,773
4% 9/1/36	1,890,000	1,920,222
5% 9/1/31	1,100,000	1,177,284
5% 9/1/33	6,485,000	6,953,132
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,945,000	2,103,311
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B:
5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	4,275,000	4,841,565
5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	4,750,000	5,316,293
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,720,000	3,072,935
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,107,772
5% 12/15/37	470,000	490,607
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,167,943
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,702,082
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2019 A:
4% 6/1/44	1,405,000	1,354,651
4% 6/1/49	3,345,000	3,193,052
5% 6/1/44	2,450,000	2,534,691
5% 6/1/49	3,915,000	4,025,061
Series 2023 A, 5% 6/1/29	9,600,000	10,416,019
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	704,423
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	968,502
5% 8/1/38	3,025,000	3,134,193
5% 8/1/48	2,690,000	2,739,480
TOTAL PENNSYLVANIA		207,464,236
Puerto Rico - 1.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (e)	2,165,000	2,032,732
5% 7/1/33 (e)	1,030,000	1,082,769
5% 7/1/37 (e)	4,335,000	4,530,645
Series 2022 A, 4% 7/1/42 (e)	2,165,000	2,032,757
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	10,912,493	7,347,084
4% 7/1/33	8,345,792	8,370,440
4% 7/1/35	3,005,000	2,952,718
5.625% 7/1/27	1,085,763	1,132,625
5.625% 7/1/29	1,260,915	1,353,132
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	5,710,000	5,659,892
TOTAL PUERTO RICO		36,494,794
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,630,107
5% 9/1/36	185,000	185,589
Series 2016, 5% 5/15/39	3,100,000	3,136,184
Series 2024, 5% 5/15/34	1,695,000	1,887,463
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/35	1,210,000	1,379,814
5% 6/1/42	3,300,000	3,616,788
5% 6/1/43	1,180,000	1,289,130
5% 6/1/48	5,135,000	5,533,007
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	515,000	514,531
Series 2021 74, 3% 4/1/49	3,710,000	3,632,924
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	775,000	766,089
TOTAL RHODE ISLAND		26,571,626
South Carolina - 2.6%
Beaufort County School District Series 2021 A, 2% 3/1/34	1,080,000	899,137
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,596,607
5% 7/1/48	11,330,000	11,870,024
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	945,000	944,915
Series 2022 A:
5% 1/1/29	285,000	304,630
5% 7/1/29	470,000	505,933
5% 1/1/30	470,000	502,957
5% 7/1/30	520,000	559,354
5% 1/1/31	520,000	559,114
5% 7/1/31	535,000	577,875
Series 2023 B, 6% 1/1/54	985,000	1,080,709
South Carolina Jobs-Econ. Series 2024 A, 5.5% 11/1/46	8,000,000	9,091,003
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,326,182
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,496,317
5% 12/1/36	5,140,000	5,241,920
Series 2016 C:
5% 12/1/24	485,000	487,337
5% 12/1/25	565,000	576,532
5% 12/1/26	945,000	984,285
Series 2024 A:
5% 12/1/38	2,800,000	3,146,814
5.25% 12/1/49	1,710,000	1,868,136
5.5% 12/1/54	2,360,000	2,615,687
Series 2024 B:
4.125% 12/1/44	585,000	576,918
5% 12/1/33	1,850,000	2,095,757
5% 12/1/39	2,640,000	2,951,668
5% 12/1/46	875,000	939,875
5.25% 12/1/54	6,445,000	6,953,188
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	9,023,270
4% 4/15/48	6,530,000	6,061,322
5% 4/15/48	8,855,000	9,074,969
TOTAL SOUTH CAROLINA		88,912,435
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2017:
5% 7/1/30	805,000	847,405
5% 7/1/35	685,000	714,956
Series 2020 A, 3% 9/1/45	2,245,000	1,788,189
TOTAL SOUTH DAKOTA		3,350,550
Tennessee - 1.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,641,561
Series 2019 A2:
5% 8/1/37	810,000	864,306
5% 8/1/44	1,125,000	1,169,475
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/29	1,000,000	1,095,310
5% 5/15/31	6,285,000	7,102,056
5% 5/15/32	2,000,000	2,292,402
5% 5/15/41	2,000,000	2,274,472
5% 5/15/43	1,660,000	1,870,462
5% 5/15/44	1,665,000	1,869,232
Series 2024 B:
5% 5/15/29	2,690,000	2,946,384
5% 5/15/30	4,160,000	4,629,411
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	2,131,727
5.25% 10/1/58	7,340,000	7,426,691
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/27	1,160,000	1,207,611
5% 5/1/29	1,170,000	1,210,944
5% 5/1/30	2,260,000	2,331,021
5% 5/1/31	1,190,000	1,225,692
Shelby County Tenn Health Edl.& H Bonds Series 2024 B, 5%, tender 9/1/29 (b)	4,645,000	4,932,461
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	570,000	566,521
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	270,000	225,672
2.8% 7/1/44	325,000	259,723
Series 2019 4, 2.9% 7/1/39	660,000	563,873
TOTAL TENNESSEE		49,837,007
Texas - 7.4%
Aldine Independent School District Series 2024, 5% 2/15/37	1,020,000	1,177,041
Alvin Independent School District Series 2024:
5% 2/15/32	1,000,000	1,132,854
5% 2/15/33	1,000,000	1,144,256
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	4,245,000	4,772,511
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	740,000	600,453
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,880,985
Series 2020 B, 5% 1/1/45	1,650,000	1,731,888
Collin County Series 2022, 4% 2/15/39	1,275,000	1,298,886
Conroe Independent School District Series 2024:
5% 2/15/36	2,785,000	3,227,416
5% 2/15/37	4,950,000	5,720,952
5% 2/15/38	2,195,000	2,527,293
Coppell Tex Series 2020, 1.375% 2/1/35	1,470,000	1,076,759
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,442,779
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,318,094
4% 11/1/35	2,860,000	2,941,209
Series 2023 B, 5% 11/1/38	2,750,000	3,119,195
El Paso Gen. Oblig. Series 2024:
5% 8/15/32	500,000	571,269
5% 8/15/34	545,000	636,035
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	1,600,000	1,271,286
Frisco Texas Series 2022, 2% 2/15/41	645,000	442,494
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,628,806
4% 3/1/51	2,125,000	1,993,712
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	5,002,989
5% 10/1/37	9,440,000	9,989,005
5% 10/1/43	5,195,000	5,408,585
Series 2020 C, 4% 10/1/49	2,740,000	2,593,470
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	873,371
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	2,785,000	3,006,476
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2024 B, 5% 7/1/38	3,065,000	3,486,661
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,001,706
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,919,528
5% 7/1/30	2,360,000	2,523,054
5% 7/1/31	2,125,000	2,262,318
5% 7/1/32	1,890,000	2,004,065
5% 7/1/39	6,685,000	6,998,514
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024, 5% 5/15/34	10,785,000	12,618,936
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,014,352
5% 10/15/34	1,575,000	1,603,565
5% 10/15/35	1,145,000	1,164,402
5% 10/15/44	790,000	793,938
Lamar Consolidated Independent School District Series 2021, 3% 2/15/56	2,000,000	1,494,486
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	4,260,000	4,508,685
5% 5/15/35	2,005,000	2,116,269
Series 2024:
5% 5/15/32 (Assured Guaranty Muni. Corp. Insured)	1,930,000	2,180,707
5% 5/15/33 (Assured Guaranty Muni. Corp. Insured)	1,380,000	1,578,268
5% 5/15/34 (Assured Guaranty Muni. Corp. Insured)	1,150,000	1,314,728
5% 5/15/35 (Assured Guaranty Muni. Corp. Insured)	1,240,000	1,415,230
5% 5/15/36 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,591,621
5% 5/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,133,354
5% 5/15/38 (Assured Guaranty Muni. Corp. Insured)	1,035,000	1,165,014
5% 5/15/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,339,942
5% 5/15/40 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,552,892
Mansfield Tex Series 2020:
2.125% 2/15/34	1,355,000	1,123,840
2.375% 2/15/36	850,000	701,600
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,485,743
5% 8/15/47	1,140,000	1,164,503
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,035,483
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/34	945,000	982,447
5% 1/1/35	1,225,000	1,272,000
5% 1/1/36	1,135,000	1,176,731
5% 1/1/37	4,440,000	4,599,027
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	254,747
5% 1/1/31	350,000	356,492
5% 1/1/33	1,415,000	1,469,154
Series 2015 A, 5% 1/1/32	1,465,000	1,473,067
Series 2018, 0% 1/1/29 (Assured Guaranty, Inc. Insured)	14,265,000	12,324,058
Series 2021 B:
3% 1/1/46	4,000,000	3,162,054
3% 1/1/51	10,685,000	8,070,572
Northwest Independent School District Series 2023:
5% 2/15/40	4,000,000	4,429,127
5% 2/15/41	5,500,000	6,057,199
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	900,000	861,580
Prosper Independent School District:
Series 2021 A, 3% 2/15/37	1,585,000	1,428,421
Series 2024:
5% 2/15/41	4,220,000	4,760,975
5% 2/15/42	2,770,000	3,111,821
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,238,771
5% 2/1/34	1,415,000	1,491,790
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	744,558
5% 10/1/41	1,415,000	1,459,849
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 B, 5% 7/1/43	1,320,000	1,370,459
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,415,655	3,013,216
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,095,000	4,494,383
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,115,000	2,115,717
Series 2023, 6% 3/1/54	2,855,000	3,140,229
Series A, 3.5% 3/1/51	2,135,000	2,105,493
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,934,300
4% 6/30/37	2,830,000	2,846,829
4% 12/31/37	3,775,000	3,790,208
4% 12/31/38	2,125,000	2,124,741
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	1,981,823
Series 2019 A:
4% 3/15/34	2,125,000	2,168,260
4% 3/15/35	1,890,000	1,928,304
Texas Trans. Commission State Hwy. Fund Rev. Series 2024, 5% 10/1/33	8,820,000	10,239,267
Texas Wtr. Dev. Board Rev. Series 2021, 2.5% 10/15/39	2,000,000	1,568,975
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,385,565
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	885,000	916,127
Series 2023 A, 5% 7/1/40	1,880,000	2,120,145
Waco Gen. Oblig. Series 2020:
2.125% 2/1/35	1,230,000	991,832
2.25% 2/1/36	1,610,000	1,286,860
TOTAL TEXAS		253,070,646
Utah - 1.1%
Canyons School District Utah (Utah School Bond Guaranty Prog.) Series 2021 A, 1.375% 6/15/33	3,875,000	3,010,301
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,615,830
5% 7/1/35	1,415,000	1,474,043
5% 7/1/36	1,415,000	1,471,727
5% 7/1/37	945,000	982,434
Series 2021 B:
5% 7/1/46	5,225,000	5,608,620
5% 7/1/51	21,060,000	22,428,984
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.375% 6/15/36	730,000	609,756
TOTAL UTAH		37,201,695
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,208,070
5% 10/15/46	2,645,000	2,485,633
TOTAL VERMONT		4,693,703
Virginia - 1.4%
Arlington County IDA Hosp. Facilities Bonds Series 2023 A, 5%, tender 7/1/31 (b)	1,280,000	1,379,732
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,251,611
5% 8/1/35	1,230,000	1,370,973
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,850,745
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	2,570,000	2,601,705
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,010,000	1,543,911
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	338,684
Series 2016:
4% 6/15/37	325,000	319,070
5% 6/15/28	945,000	967,517
5% 6/15/33	210,000	214,759
5% 6/15/36	945,000	963,762
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	16,720,657
(21st Century College and Equip. Programs):
Series 2023 A, 5% 2/1/37	2,750,000	3,140,091
Series 2023 B, 5% 2/1/34	6,750,000	7,776,849
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	474,863
5% 5/15/33	1,890,000	1,994,387
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/38	2,810,000	3,237,291
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,376,527
TOTAL VIRGINIA		48,523,134
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,228,285
King County Gen. Oblig. Series 2021 A, 2% 1/1/37	535,000	416,840
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	3,480,000	3,611,248
Pierce County Gen. Oblig. Series 2019 A, 2.35% 7/1/33	3,795,000	3,332,243
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	982,242
5% 1/1/38	945,000	979,791
Univ. of Washington Univ. Revs. Series 2024 A:
5% 4/1/35	3,750,000	4,373,967
5% 4/1/36	2,255,000	2,619,986
5% 4/1/37	3,750,000	4,354,028
5% 4/1/38	750,000	865,593
5% 4/1/39	700,000	800,905
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	550,000	435,443
Series 2021, 4% 7/1/31	11,755,000	11,638,511
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	912,378
Series 2017 D, 5% 2/1/33	1,985,000	2,070,292
Series 2021 A:
5% 6/1/35	4,000,000	4,427,736
5% 8/1/35	1,000,000	1,109,382
Series R-2017 A:
5% 8/1/28	890,000	922,295
5% 8/1/30	890,000	922,295
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	387,116
5% 7/1/31	810,000	824,780
5% 7/1/34	2,495,000	2,532,099
5% 7/1/35	2,220,000	2,249,758
5% 7/1/36	2,125,000	2,148,254
5% 7/1/42	8,705,000	8,723,720
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,191,713
5% 10/1/31	1,415,000	1,484,195
5% 10/1/32	975,000	1,021,046
5% 10/1/33	2,360,000	2,467,093
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,178,359
5% 8/15/30	945,000	967,929
Series 2017 B, 4% 8/15/41	6,845,000	6,524,104
Series 2019 A1:
5% 8/1/34	1,790,000	1,922,891
5% 8/1/37	945,000	1,008,357
Series 2019 A2:
5% 8/1/35	2,695,000	2,889,998
5% 8/1/39	1,055,000	1,114,642
Series 2020, 5% 9/1/55	9,515,000	9,864,536
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	3,265,000	2,576,101
(Whitman College Proj.) Series 2024, 4% 1/1/43	4,390,000	4,339,964
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,537,891
5% 10/1/35	945,000	961,792
5% 10/1/40	1,535,000	1,552,101
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
5% 7/1/33 (e)	325,000	325,597
5% 7/1/38 (e)	100,000	97,935
5% 7/1/48 (e)	300,000	271,301
TOTAL WASHINGTON		107,166,732
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	980,000	971,109
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/33	1,735,000	1,786,501
5% 1/1/43	1,635,000	1,659,424
TOTAL WEST VIRGINIA		4,417,034
Wisconsin - 2.5%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,337,838
Howard Suamico Scd Series 2021, 2% 3/1/38	1,165,000	876,570
Kohler Wis School District Series 2021, 2% 3/1/38	620,000	465,831
Mauston School District Series 2021, 1.8% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	2,840,000	2,116,505
New Richmond Scd Series 2024:
4% 4/1/42	6,955,000	6,942,632
4% 4/1/43	1,565,000	1,549,300
5% 4/1/36	1,705,000	1,903,502
5% 4/1/37	2,200,000	2,445,065
5% 4/1/38	2,200,000	2,437,409
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	558,062
5.25% 10/1/48	575,000	543,956
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	1,430,000	1,332,423
Series 2019 A, 5% 10/1/44	5,820,000	6,048,971
Series 2020 A, 3% 6/1/45	3,000,000	2,386,359
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	500,000	500,269
5% 5/15/28 (e)	550,000	555,659
5.25% 5/15/37 (e)	230,000	232,774
5.25% 5/15/42 (e)	220,000	220,944
5.25% 5/15/47 (e)	220,000	217,675
5.25% 5/15/52 (e)	410,000	397,725
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	620,000	620,419
5% 10/1/48 (e)	705,000	686,622
5% 10/1/53 (e)	1,615,000	1,545,656
Roseman Univ. of Health:
Series 2020:
5% 4/1/50 (e)	985,000	997,240
5% 4/1/50 (Pre-Refunded to 4/1/30 @ 100) (e)	100,000	110,260
Series 2021 A:
3% 7/1/50	4,070,000	2,996,495
4.5% 6/1/56 (e)	12,205,000	9,947,542
Series 2021 B, 6.5% 6/1/56 (e)	3,990,000	3,392,330
Univ. of Wisconsin Hosp. & Clinics Auth. Bonds Series 2024 B, 5%, tender 10/1/31 (b)	5,000,000	5,539,068
Westosha Cent High School District Series 2021:
1.75% 3/1/34	1,850,000	1,456,258
2% 3/1/41	1,575,000	1,082,772
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/33 (f)	1,390,000	1,558,548
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	2,480,000	2,403,882
Series 2016, 4% 12/1/46	2,785,000	2,691,572
Series 2017 A:
4% 4/1/39	1,365,000	1,358,273
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,265,176
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,096,486
Series 2019 A, 5% 11/1/39	3,975,000	3,767,348
Series 2019 B1, 2.825% 11/1/28	325,000	302,946
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	1,355,000	1,461,932
Series 2018, 5%, tender 6/22/29 (b)	1,960,000	2,115,598
Series 2012, 5% 6/1/39	1,125,000	1,125,505
Series 2021 A:
3% 10/15/38	1,385,000	1,202,546
3% 10/15/39	720,000	613,323
Series 2024 A, 5.5% 2/15/54	1,375,000	1,497,777
Wisconsin Rapids School District Series 2021, 2% 4/1/36	1,110,000	817,851
TOTAL WISCONSIN		84,722,894
TOTAL MUNICIPAL BONDS (Cost $3,437,815,275)		3,372,317,775

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.86% (i)(j) (Cost $34,380,816)	34,371,088	34,384,837

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,472,196,091)	3,406,702,612
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,179,840
NET ASSETS - 100.0%	3,417,882,452

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,584,096 or 1.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing - Security is in default.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.86%	149,768,605	257,988,119	373,371,887	1,832,688	398	(398)	34,384,837	3.0%
Total	149,768,605	257,988,119	373,371,887	1,832,688	398	(398)	34,384,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	3,372,317,775	-	3,368,204,646	4,113,129

Money Market Funds	34,384,837	34,384,837	-	-
Total Investments in Securities:	3,406,702,612	34,384,837	3,368,204,646	4,113,129
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,437,815,275)	$3,372,317,775
Fidelity Central Funds (cost $34,380,816)	34,384,837

Total Investment in Securities (cost $3,472,196,091)		$3,406,702,612
Cash		100,000
Receivable for investments sold		624,555
Receivable for fund shares sold		2,442,167
Interest receivable		33,963,859
Distributions receivable from Fidelity Central Funds		133,686
Prepaid expenses		635
Receivable from investment adviser for expense reductions		508,288
Other receivables		120
Total assets		3,444,475,922
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,718,195
Payable for fund shares redeemed	1,891,886
Distributions payable	3,711,329
Accrued management fee	1,218,819
Other payables and accrued expenses	53,241
Total liabilities		26,593,470
Net Assets		$3,417,882,452
Net Assets consist of:
Paid in capital		$3,535,333,535
Total accumulated earnings (loss)		(117,451,083)
Net Assets		$3,417,882,452
Net Asset Value, offering price and redemption price per share ($3,417,882,452 ÷ 310,557,935 shares)		$11.01
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$53,626,188
Income from Fidelity Central Funds		1,832,688
Total income		55,458,876
Expenses
Management fee	$6,943,252
Transfer agent fees	244,098
Accounting fees and expenses	46,511
Custodian fees and expenses	18,607
Independent trustees' fees and expenses	4,391
Registration fees	92,415
Audit fees	31,755
Legal	5,879
Miscellaneous	11,086
Total expenses before reductions	7,397,994
Expense reductions	(3,275,852)
Total expenses after reductions		4,122,142
Net Investment income (loss)		51,336,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,349,478)
Fidelity Central Funds	398
Total net realized gain (loss)		(2,349,080)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,376,648)
Fidelity Central Funds	(398)
Total change in net unrealized appreciation (depreciation)		(6,377,046)
Net gain (loss)		(8,726,126)
Net increase (decrease) in net assets resulting from operations		$42,610,608
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,336,734	$88,989,521
Net realized gain (loss)	(2,349,080)	(6,392,682)
Change in net unrealized appreciation (depreciation)	(6,377,046)	29,972,413
Net increase (decrease) in net assets resulting from operations	42,610,608	112,569,252
Distributions to shareholders	(50,336,546)	(87,316,305)

Share transactions
Proceeds from sales of shares	468,389,662	967,358,461
Reinvestment of distributions	28,908,171	51,813,569
Cost of shares redeemed	(273,441,908)	(720,048,957)

Net increase (decrease) in net assets resulting from share transactions	223,855,925	299,123,073
Total increase (decrease) in net assets	216,129,987	324,376,020

Net Assets
Beginning of period	3,201,752,465	2,877,376,445
End of period	$3,417,882,452	$3,201,752,465

Other Information
Shares
Sold	42,718,045	90,041,387
Issued in reinvestment of distributions	2,645,729	4,825,956
Redeemed	(24,985,539)	(67,294,452)
Net increase (decrease)	20,378,235	27,572,891

Financial Highlights
Fidelity® Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.96	$11.79	$12.25	$12.13	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.168	.329	.304	.291	.312	.337
Net realized and unrealized gain (loss)	(.023)	.064	(.828)	(.427)	.152	.772
Total from investment operations	.145	.393	(.524)	(.136)	.464	1.109
Distributions from net investment income	(.165)	(.323)	(.304)	(.291)	(.312)	(.337)
Distributions from net realized gain	-	-	(.002)	(.033)	(.032)	(.012)
Total distributions	(.165)	(.323)	(.306)	(.324)	(.344)	(.349)
Net asset value, end of period	$11.01	$11.03	$10.96	$11.79	$12.25	$12.13
Total Return C,D	1.34%	3.71%	(4.38)%	(1.16)%	3.94%	9.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.09% G	3.06%	2.78%	2.39%	2.62%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,417,882	$3,201,752	$2,877,376	$4,518,267	$4,474,910	$4,458,835
Portfolio turnover rate H	6 % G	7%	11% I	8%	19%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$55,320,118
Gross unrealized depreciation	(117,717,558)
Net unrealized appreciation (depreciation)	$(62,397,440)
Tax cost	$3,469,100,053
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(35,796,166)
Long-term	(16,778,195)
Total capital loss carryforward	$(52,574,361)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	410,319,581	97,808,832

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Tax-Free Bond Fund	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0908% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.0173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Tax-Free Bond Fund	2,887

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,241,215.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $316.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $34,321.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.762414.123
SFB-SANN-0924
Fidelity® SAI Tax-Free Bond Fund

Semi-Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Tax-Free Bond Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 97.8%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	14,780,000	15,446,044
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/36	1,000,000	1,090,624
5.5% 10/1/43	1,090,000	1,174,615
Homewood Edl. Bldg. Auth. Rev.:
(CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C, 5.5% 10/1/44	900,000	968,647
Series 2019 A:
4% 12/1/36	960,000	938,341
4% 12/1/38	1,595,000	1,536,602
4% 12/1/41	1,260,000	1,179,978
4% 12/1/44	1,125,000	1,029,914
4% 12/1/49	1,355,000	1,211,593
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	6,710,000	7,207,258
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	3,585,000	3,646,659
Series 2021 A, 3% 2/1/46	4,230,000	3,279,427
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,981,576
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,510,000	1,519,007
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	1,310,000	957,833
TOTAL ALABAMA		49,168,118
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,064,064
5% 6/1/27	700,000	735,777
5% 12/1/27	935,000	991,196
5% 6/1/28	1,230,000	1,313,779
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	540,000	523,097
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,346,146
TOTAL ALASKA		5,974,059
Arizona - 2.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	623,804
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	1,657,901	1,573,233
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 3.8%, tender 6/15/28 (b)	8,905,000	9,018,631
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	584,436
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	610,885
Series 2021 A, 3% 9/1/51	2,500,000	1,943,642
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	910,000	780,459
6% 1/1/48 (c)	1,250,000	956,137
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	4,075,000	4,189,797
Series 2023 A2, 5%, tender 5/15/28 (b)	4,220,000	4,470,409
Series 2017 D, 3% 1/1/48	3,090,000	2,460,349
Series 2019 E, 3% 1/1/49	1,835,000	1,449,151
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,275,754
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	2,245,000	2,076,628
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,625,000	1,541,115
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,687,311
Phoenix Civic Impt. Corp. Series 2019 A:
4% 7/1/45	5,000,000	4,820,360
5% 7/1/32	810,000	868,573
5% 7/1/39	470,000	497,110
5% 7/1/45	2,400,000	2,511,598
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	1,005,692
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	5,415,000	5,975,142
Student &Academic Svcs. Llc (Northern Arizona Univ. Proj.) Series 2024:
5% 6/1/40 (Build America Mutual Assurance Insured) (d)	685,000	761,453
5% 6/1/41 (Build America Mutual Assurance Insured) (d)	930,000	1,026,854
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,757,351
TOTAL ARIZONA		55,465,874
California - 1.6%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	1,715,000	434,584
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,530,960
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,317,393
California Gen. Oblig. Series 2023, 5% 10/1/39	490,000	558,313
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	4,358,217	4,180,431
Series 2023 A1, 4.375% 9/20/36	5,088,445	5,327,740
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	948,124
5.25% 11/1/36	480,000	483,423
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,601,221
5% 5/15/39	1,100,000	1,149,387
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/30	520,000	581,881
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (e)(f)	684,026	478,818
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	41,760,000	4,797,506
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	470,000	544,759
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	375,000	434,504
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	280,000	323,482
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	750,000	863,313
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	655,000	751,438
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	470,000	531,602
Series 2022 B:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	420,000	486,806
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	375,000	434,504
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	280,000	323,482
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	280,000	322,304
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	539,200
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	280,000	319,375
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	530,000	599,466
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/25	2,700,000	2,718,909
5% 4/1/26	1,900,000	1,934,627
Mount Diablo Unified School District Series 2022 B, 4% 8/1/31	785,000	843,107
Poway Unified School District:
Series 2011 B, 0% 8/1/51	1,090,000	319,852
Series B, 0% 8/1/38	4,065,000	2,431,833
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	435,000	460,142
Univ. of California Revs. Series 2023 BM, 5% 5/15/36	670,000	778,474
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	765,438
Series 2017 B:
5% 7/1/29	455,000	465,219
5% 7/1/30	910,000	930,251
TOTAL CALIFORNIA		42,511,868
Colorado - 2.1%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	953,088
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	720,822
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,584,789
Series 2023 A1, 5%, tender 11/15/28 (b)	5,520,000	5,898,636
Series 2018 A, 4% 11/15/48	900,000	858,884
Series 2019 A:
4% 11/1/39	845,000	828,141
5% 11/1/26	1,400,000	1,453,665
5% 11/15/39	1,170,000	1,246,634
Series 2019 A1, 4% 8/1/44	13,820,000	13,344,928
Series 2019 A2:
3.25% 8/1/49	2,195,000	1,735,191
4% 8/1/49	3,360,000	3,123,499
Series 2019 B, 4% 1/1/40	1,560,000	1,568,515
Series 2020 A, 4% 9/1/50 (Pre-Refunded to 9/1/30 @ 100)	805,000	853,136
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	200,000	200,848
Series 2019 H, 4.25% 11/1/49	120,000	120,572
Series 2021 E, 3% 11/1/51	980,000	955,450
Series 2022 F, 5.25% 11/1/52	1,635,000	1,693,849
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N, 5% 3/15/37	1,870,000	1,974,387
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Series 2024 A:
5% 3/1/31	1,000,000	1,124,671
5% 3/1/40	1,000,000	1,132,353
5% 3/1/42	1,000,000	1,115,355
Denver City & County Gen. Oblig. Series 2020 A, 2% 8/1/36	3,240,000	2,542,294
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,263,684
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	813,119
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	674,424
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	130,537
Series 2020, 5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,461,595
TOTAL COLORADO		55,373,066
Connecticut - 2.5%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	630,989
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	253,321
Series 2016 B, 5% 5/15/26	510,000	528,668
Series 2017 A, 5% 4/15/33	230,000	239,920
Series 2019 A, 5% 4/15/26	615,000	636,446
Series 2021 A:
3% 1/15/39	785,000	691,281
3% 1/15/40	950,000	821,668
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,164,310
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,140,000	3,129,709
Series 2017 C2, 2.8%, tender 2/3/26 (b)	8,750,000	8,688,183
Series 2020 B, 5%, tender 1/1/27 (b)	1,665,000	1,715,710
Series 2019 A:
4% 7/1/49	1,635,000	1,528,246
5% 7/1/26	5,455,000	5,513,377
5% 7/1/27 (c)(f)	555,000	360,750
5% 7/1/34 (c)(f)	685,000	445,250
Series 2019 Q-1:
5% 11/1/24	430,000	432,000
5% 11/1/26	470,000	489,752
Series 2020 K:
4% 7/1/45	2,680,000	2,616,665
5% 7/1/40	985,000	1,045,696
Series 2021 G:
4% 3/1/46	865,000	865,497
4% 3/1/51	1,390,000	1,379,570
Series 2021 S, 4% 6/1/51	855,000	799,361
Series 2022 M:
4% 7/1/39	1,040,000	1,044,658
4% 7/1/40	1,075,000	1,070,496
4% 7/1/52	5,490,000	5,167,996
5% 7/1/32	1,485,000	1,654,207
Series 2023 E, 5.25% 7/15/48	3,700,000	3,998,384
Series A, 5% 7/1/26	935,000	937,322
Series K1:
5% 7/1/32	985,000	1,007,124
5% 7/1/33	765,000	781,104
5% 7/1/35	1,030,000	1,049,418
Series K3, 5% 7/1/43	330,000	330,103
Series R:
4% 7/1/36	935,000	942,945
5% 6/1/32	515,000	564,104
5% 6/1/33	350,000	382,781
5% 6/1/34	540,000	592,495
5% 6/1/35	815,000	891,770
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,055,000	1,026,957
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A, 5% 9/1/33	4,680,000	4,683,281
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,829,501
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	476,990
TOTAL CONNECTICUT		66,408,005
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	470,000	485,527
District of Columbia Rev. Series 2018:
5% 10/1/25	465,000	472,481
5% 10/1/26	775,000	797,834
5% 10/1/27	845,000	881,966
5% 10/1/43	2,880,000	2,956,187
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	3,012,547
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,488,846
5% 10/1/44	7,485,000	7,802,514
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,915,706
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	4,490,000	4,204,980
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	7,020,000	7,252,898
Series 2009 B, 0% 10/1/32 (Assured Guaranty, Inc. Insured)	1,665,000	1,225,193
TOTAL DISTRICT OF COLUMBIA		35,496,679
Florida - 3.6%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	805,198
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	787,430
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,088,352
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	947,845
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,171,529
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,790,910
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	1,120,000	1,206,847
5% 10/1/54 (Assured Guaranty Muni. Corp. Insured)	1,345,000	1,434,489
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	435,000	464,482
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	545,000	590,671
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,364,381
4% 8/15/45	3,670,000	3,348,677
Florida Higher Edl. Facilities Fing. Auth.:
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	8,285,000	6,362,836
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/25	625,000	617,993
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,685,000	1,724,150
Series 2023 C, 5%, tender 12/1/25 (b)	1,220,000	1,245,559
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,390,000	4,386,581
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,348,380
5% 10/1/35	935,000	947,622
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,506,653
5% 10/1/43	1,870,000	1,960,604
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,460,000	2,578,963
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	465,000	466,445
5% 10/1/25	360,000	368,282
5% 10/1/26	255,000	266,072
5% 10/1/27	205,000	217,804
5% 10/1/28	405,000	437,383
5% 10/1/29	350,000	384,424
5% 10/1/30	330,000	367,622
5% 10/1/32	305,000	349,263
Lee County School Board Ctfs. Series 2019 A, 5% 8/1/28	1,890,000	2,030,858
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	958,823
5% 4/1/44	3,030,000	3,132,684
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,435,016
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2021 B, 3% 11/15/51	2,475,000	1,937,844
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,891,195
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,622,794
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,662,054
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,284,011
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	836,535
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,881,211
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	1,425,000	1,360,095
Pasco County Tax Alloc Series 2023 A:
5.25% 9/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	567,933
5.5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,132,102
5.5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	562,880
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	2,000,100
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,523,350
Series 2017, 4% 8/15/47	8,925,000	8,377,158
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	939,855
Series 2015 A, 5% 12/1/40	1,570,000	1,573,517
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	915,852
Series 2020 B:
4% 7/1/45	5,780,000	5,557,458
5% 7/1/40	655,000	695,718
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	511,512
0% 9/1/39	795,000	413,032
0% 9/1/40	935,000	459,085
0% 9/1/41	935,000	434,801
0% 9/1/42	935,000	411,697
0% 9/1/45	1,730,000	644,056
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	241,068
5% 10/15/49	425,000	440,732
TOTAL FLORIDA		95,972,473
Georgia - 4.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,230,000	1,520,775
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	3,200,000	3,228,237
Series 2013 1, 3.375%, tender 3/12/27 (b)	1,325,000	1,325,508
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,877,524
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	180,000	171,809
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	6,980,000	5,497,560
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,649,127
5% 1/1/26	1,145,000	1,173,719
5% 1/1/30	385,000	410,291
5% 1/1/39	1,135,000	1,194,590
5% 1/1/44	1,490,000	1,549,324
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,388,084
4% 7/1/43	1,445,000	1,417,166
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,471,500
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	37,719,353
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,477,271
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	12,507,722
Series 2023 A, 5%, tender 6/1/30 (b)	14,040,000	14,847,256
Series 2023 D, 5%, tender 12/1/30 (b)	7,880,000	8,359,528
Series 2024 B:
5% 3/1/28	700,000	724,039
5% 3/1/29	2,050,000	2,138,777
5% 9/1/29	730,000	764,939
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	1,020,742
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	205,916
5% 4/1/27	165,000	172,545
5% 4/1/28	375,000	398,563
5% 4/1/29	325,000	350,380
5% 4/1/30	235,000	256,552
5% 4/1/31	280,000	308,722
5% 4/1/32	185,000	206,070
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	823,939
5% 4/1/27	375,000	392,049
5% 4/1/31	560,000	614,981
5% 4/1/36	450,000	492,445
Series 2020 B:
4% 9/1/38	2,810,000	2,891,888
4% 9/1/39	1,370,000	1,403,430
TOTAL GEORGIA		119,952,321
Hawaii - 0.1%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	880,329
Series FG, 5% 10/1/27	935,000	974,662
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/24	715,000	716,128
TOTAL HAWAII		2,571,119
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	55,000	54,964
Series 2021 A:
5% 7/15/29	2,810,000	3,065,239
5% 7/15/30	935,000	1,029,784
5% 7/15/31	600,000	667,699
5% 7/15/32	1,170,000	1,301,828
TOTAL IDAHO		6,119,514
Illinois - 13.3%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	96,351
4% 6/1/27	775,000	791,870
4% 6/1/28	585,000	601,322
4% 6/1/29	1,450,000	1,496,019
4% 6/1/30	935,000	961,740
4% 6/1/31	1,170,000	1,201,602
4% 6/1/34	935,000	954,026
4% 6/1/35	1,205,000	1,229,485
4% 6/1/36	1,475,000	1,500,848
Series 2020 A:
5% 1/1/29	630,000	671,555
5% 1/1/30	585,000	623,097
5% 1/1/31	795,000	844,906
5% 1/1/33	1,545,000	1,631,786
Chicago Board of Ed.:
Series 2015 C:
5.25% 12/1/35	1,870,000	1,874,364
5.25% 12/1/39	40,000	40,048
Series 2016 A, 7% 12/1/44	2,995,000	3,084,484
Series 2017 C, 5% 12/1/25	290,000	293,730
Series 2017 D, 5% 12/1/31	865,000	884,697
Series 2017 H, 5% 12/1/36	650,000	662,276
Series 2018 A, 5% 12/1/27	185,000	190,673
Series 2018 C:
5% 12/1/24	100,000	100,289
5% 12/1/25	505,000	511,495
5% 12/1/27	505,000	520,486
Series 2019 A:
5% 12/1/28	240,000	249,453
5% 12/1/29	750,000	785,615
5% 12/1/30	575,000	599,374
5% 12/1/31	600,000	625,142
Series 2021 A, 5% 12/1/38	1,200,000	1,243,660
Series 2021 B, 5% 12/1/31	1,250,000	1,315,108
Series 2022 A, 5% 12/1/47	2,085,000	2,110,253
Series 2022 B:
4% 12/1/35	1,760,000	1,729,494
4% 12/1/36	2,915,000	2,841,587
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,693,691
Series 2019 A:
5% 1/1/28	1,070,000	1,113,106
5% 1/1/28 (Escrowed to Maturity)	180,000	192,007
5% 1/1/40	2,200,000	2,266,667
Series 2020 A:
5% 1/1/26	1,955,000	1,988,787
5% 1/1/27	1,425,000	1,465,181
5% 1/1/30	1,860,000	1,976,010
5% 1/1/32	1,215,000	1,287,846
Series 2021 A:
5% 1/1/31	1,400,000	1,500,858
5% 1/1/32	4,485,000	4,797,463
5% 1/1/34	795,000	848,460
Series 2021 B:
4% 1/1/32	1,193,000	1,199,194
4% 1/1/34	1,609,000	1,609,762
4% 1/1/38	2,890,000	2,796,490
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	935,000	939,403
Series 2018 B:
4% 1/1/44	5,100,000	4,999,254
5% 1/1/36	2,105,000	2,250,920
5% 1/1/37	3,040,000	3,245,485
5% 1/1/48	9,830,000	10,238,644
5% 1/1/53	360,000	371,373
Series 2020 A:
4% 1/1/37	3,105,000	3,180,853
4% 1/1/38	655,000	666,449
Series 2022 D:
5% 1/1/36	2,000,000	2,245,818
5% 1/1/37	2,400,000	2,688,113
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
5% 3/1/25	795,000	803,887
5% 3/1/28	1,265,000	1,352,424
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,778,931
5% 11/15/32	2,245,000	2,472,088
5% 11/15/33	2,200,000	2,418,513
Series 2021 B:
4% 11/15/25	580,000	585,942
4% 11/15/26	295,000	300,892
4% 11/15/27	300,000	307,738
4% 11/15/28	150,000	154,448
Series 2022 A, 5% 11/15/29	940,000	1,027,239
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	10,845,921
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	7,751,876
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	1,087,057
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	740,000	812,216
Series 2016, 3.25% 5/15/39	2,075,000	1,850,578
Series 2020 A:
3% 5/15/50	5,655,000	4,457,909
3% 5/15/50 (Build America Mutual Assurance Insured)	2,620,000	2,075,736
3.25% 8/15/49	1,025,000	807,244
Series 2021 A, 3% 8/15/48	8,175,000	6,281,612
Series 2022 A:
5.25% 10/1/52	4,525,000	4,576,775
5.5% 10/1/47	1,445,000	1,497,139
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	235,649
5% 10/1/28	185,000	196,433
5% 10/1/44	935,000	959,622
5% 10/1/49	1,170,000	1,193,218
5% 10/1/51	935,000	951,565
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	207,109
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	284,770
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	4,637,403
5% 5/15/43	45,000	45,888
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	971,823
Series 2015 A:
4% 11/15/39	6,175,000	5,903,302
5% 11/15/45	9,360,000	9,416,064
Series 2016 A, 3% 10/1/37	1,455,000	1,256,957
Series 2016 C:
4% 2/15/41	1,280,000	1,256,480
5% 2/15/31	2,340,000	2,439,374
Series 2016, 4% 12/1/35	335,000	333,937
Series 2019, 4% 9/1/35	420,000	377,891
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	5,019,477
Series 2014, 5% 2/1/26	515,000	515,648
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,632,528
5% 2/1/26	4,930,000	5,057,950
5% 2/1/27	575,000	599,294
Series 2017 C, 5% 11/1/29	2,440,000	2,562,297
Series 2017 D, 5% 11/1/27	2,835,000	2,987,804
Series 2018 A:
5% 10/1/24	470,000	471,308
5% 10/1/28	935,000	998,368
5% 10/1/29	1,495,000	1,595,728
Series 2018 B, 5% 10/1/26	935,000	969,477
Series 2019 B, 5% 9/1/24	470,000	470,646
Series 2020 B:
4% 10/1/32	2,570,000	2,613,183
5% 10/1/28	4,060,000	4,335,158
Series 2020, 5.5% 5/1/39	6,530,000	7,155,912
Series 2021 A:
4% 3/1/39	2,135,000	2,119,350
5% 3/1/28	4,000,000	4,236,139
5% 3/1/32	180,000	197,934
5% 3/1/33	935,000	1,027,259
5% 3/1/34	935,000	1,026,036
5% 3/1/46	1,870,000	1,976,012
Series 2021 B, 4% 12/1/34	1,655,000	1,671,734
Series 2022 A:
5% 3/1/29	2,060,000	2,212,268
5% 3/1/32	1,000,000	1,112,976
5% 3/1/34	3,640,000	4,031,527
5.25% 3/1/37	1,600,000	1,784,486
5.5% 3/1/47	4,000,000	4,366,461
Series 2022 B, 5% 3/1/32	2,060,000	2,292,731
Series 2023 B:
5% 5/1/37	4,730,000	5,199,975
5.25% 5/1/40	1,160,000	1,280,972
5.25% 5/1/41	1,520,000	1,670,981
Series 2023 D:
5% 7/1/29	6,485,000	6,995,552
5% 7/1/36	2,945,000	3,251,861
Series 2024 B:
5% 5/1/33	2,375,000	2,670,602
5% 5/1/37	1,790,000	2,006,479
5.25% 5/1/43	1,580,000	1,753,747
5.25% 5/1/47	1,155,000	1,259,746
5.25% 5/1/48	4,850,000	5,273,645
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	415,000	372,171
Illinois Reg'l. Trans. Auth. Series 2003 B, 5.75% 6/1/33	10,000,000	11,434,219
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	485,667
Series 2024 A, 5% 1/1/30	765,000	843,562
Series A:
5% 1/1/38	945,000	1,040,090
5% 1/1/41	205,000	223,607
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	443,891
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	592,240
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	246,193
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	258,954
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	238,692
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	550,588
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,312,443
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	14,385,000	5,375,513
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	840,201
Series 1994, 0% 6/15/29 (FGIC Insured)	4,775,000	4,001,272
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	491,363
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	474,859
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	4,304,986
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	988,695
Series 2017 A, 5% 6/15/57	6,200,000	6,306,093
Series 2020 A:
4% 6/15/50	8,380,000	7,808,026
5% 6/15/50	6,840,000	7,078,314
Series 2020 B, 5% 6/15/42	2,520,000	2,667,955
Series 2022 A:
0% 12/15/35	730,000	457,364
0% 12/15/36	970,000	578,130
0% 12/15/37	1,815,000	1,028,286
0% 6/15/40	985,000	486,658
0% 6/15/41	1,355,000	634,007
Series 2023 A, 5% 12/15/28	3,070,000	3,208,848
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,226,461
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,220,777
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	799,602
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	1,420,000	1,391,321
Series 2023 C:
5% 1/1/34	10,000,000	11,278,237
5% 1/1/35	4,000,000	4,488,834
Series 2023 D, 5% 1/1/30	2,000,000	2,183,398
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	101,038
TOTAL ILLINOIS		358,608,125
Indiana - 1.0%
Indiana Fin. Auth. Health Sys. Rev.:
Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	536,873
Series 2023 B1, 5%, tender 7/1/28 (b)	11,235,000	11,936,394
Series 2016 A, 4% 11/1/51	4,400,000	4,156,336
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	598,084
Series 2019 B, 3.5% 1/1/49	320,000	316,440
Series 2021 C1, 3% 1/1/52	445,000	430,771
Series A:
3.75% 1/1/49	1,595,000	1,585,385
5% 1/1/28	305,000	321,267
5% 7/1/28	305,000	322,995
5% 1/1/29	305,000	326,007
5% 7/1/29	255,000	274,496
Northern Indiana Commuter Trans. District Series 2024, 5% 1/1/54	4,000,000	4,275,217
Purdue Univ. Rev. Series 2023 A, 5% 7/1/36	900,000	1,036,968
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,507,123
Series 2020, 5% 4/1/32	715,000	762,168
TOTAL INDIANA		28,386,524
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/48	935,000	959,887
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	1,054,220
Series 2021 B1, 4% 6/1/49	160,000	160,088
TOTAL IOWA		2,174,195
Kentucky - 3.0%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,154,845
4% 2/1/36	710,000	690,729
4% 2/1/37	540,000	524,540
5% 2/1/25	885,000	889,450
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	308,723
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,979,515
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	731,286
5% 1/1/39	645,000	685,565
5% 1/1/49	2,340,000	2,444,214
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	3,286,363
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54	13,350,000	14,643,543
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	998,435
5% 5/1/38	3,745,000	3,969,730
Series A:
4% 11/1/34	1,170,000	1,181,496
4% 11/1/35	375,000	377,943
4% 11/1/36	935,000	940,440
4% 11/1/37	1,170,000	1,174,464
5% 8/1/27	375,000	381,772
5% 11/1/29	1,035,000	1,106,122
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	3,900,000	4,132,412
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,826,341
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,874,330
Series A:
4% 12/1/24	470,000	470,044
4% 6/1/25	545,000	544,823
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	503,190
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	632,578
Series 2023 B, 5%, tender 10/1/29 (b)	15,240,000	16,334,074
Series 2016 A, 5% 10/1/31	90,000	92,003
Series 2020 A:
3% 10/1/43	4,495,000	3,557,527
4% 10/1/39	1,405,000	1,370,311
TOTAL KENTUCKY		81,806,808
Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/24	1,145,000	1,143,094
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	975,000	1,054,967
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,927,762
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	862,333
Series 2018 E:
5% 7/1/32	1,375,000	1,464,619
5% 7/1/33	1,120,000	1,191,639
5% 7/1/34	1,295,000	1,376,403
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,354,928
Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	2,770,000	2,774,482
TOTAL LOUISIANA		13,150,227
Maine - 0.4%
Brunswick Series 2020, 2.25% 11/1/35	685,000	571,864
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 5% 7/1/33	260,000	271,037
Series 2021 A, 4% 7/1/46	2,865,000	2,803,731
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,070,000	1,103,750
Series C, 3.5% 11/15/46	580,000	578,350
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	489,571
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	4,067,797
TOTAL MAINE		9,886,100
Maryland - 1.4%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	362,702
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	300,000	299,726
Series 2019 C:
3.5% 3/1/50	1,945,000	1,924,719
5% 9/1/27	680,000	712,817
5% 9/1/28	110,000	117,538
Series 2020 A, 2.5% 9/1/40	4,000,000	3,166,806
Series 2023 E, 6.25% 3/1/54	555,000	605,499
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	3,325,000	2,565,555
4% 6/1/55	585,000	512,074
5% 6/1/31	330,000	348,628
Series 2023:
5% 7/1/25	475,000	481,296
5% 7/1/28	625,000	657,414
5% 7/1/39	2,000,000	2,147,308
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B, 5% 4/15/25	860,000	871,048
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	6,119,534
5% 6/1/52	1,350,000	1,433,715
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	668,931
Series 2022 A, 4% 6/1/35	2,340,000	2,432,710
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2021 A, 2.5% 7/1/47	1,650,000	1,142,026
Series 2024 A, 5% 7/1/31	3,760,000	4,246,896
Montgomery County Hsg. Opportunities Commission Series 2023 C, 5.75% 1/1/58	1,500,000	1,719,797
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	6,800,000	5,490,139
TOTAL MARYLAND		38,026,878
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/47 (c)	1,250,000	1,261,200
Series 2015:
5% 7/1/25	360,000	365,424
5% 7/1/25 (Escrowed to Maturity)	925,000	939,811
Series 2016, 5% 10/1/41	1,000,000	1,008,918
Series 2017 A, 5% 1/1/36	2,260,000	2,330,219
Series 2017, 5% 7/1/47	885,000	890,482
Series 2018, 5% 1/1/43	1,250,000	1,265,203
Series 2019 A, 5% 7/1/26	1,640,000	1,654,549
Series 2019 K:
5% 7/1/25	770,000	781,601
5% 7/1/26	1,015,000	1,049,260
5% 7/1/27	1,220,000	1,282,305
Series 2019:
5% 7/1/25	615,000	620,822
5% 7/1/26	345,000	352,127
5% 7/1/28	515,000	533,919
5% 7/1/29	470,000	491,184
5% 9/1/59	1,375,000	1,429,526
Series 2020 A, 4% 7/1/45	3,425,000	3,077,451
Series 2021 V, 5% 7/1/55	4,980,000	5,932,390
Series J2, 5% 7/1/53	3,535,000	3,597,098
Series M:
4% 10/1/50	3,485,000	2,931,554
5% 10/1/45	2,625,000	2,632,839
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	1,960,000	1,911,725
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	1,000,000	789,203
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	1,000,000	798,437
Waltham Gen. Oblig. Series 2020, 2% 10/15/37	2,570,000	2,026,532
TOTAL MASSACHUSETTS		39,953,779
Michigan - 2.4%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	825,729
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	901,218
5% 7/1/25	435,000	436,393
5% 7/1/26	400,000	401,072
5% 7/1/27	620,000	623,235
5% 7/1/28	865,000	871,426
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	895,778
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,020,000	815,749
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,603,863
5% 7/1/38	1,325,000	1,496,650
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	851,306
5% 7/1/38	1,000,000	1,129,547
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	6,940,000	6,664,585
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,029,875
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	970,803
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	1,235,000	1,270,814
Series 2015, 5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	290,000	293,953
Series 2016, 5% 11/15/26	795,000	821,754
Series 2019 A:
3% 12/1/49	2,045,000	1,617,603
4% 12/1/49	745,000	710,405
5% 11/15/48	270,000	280,836
Series 2020 A, 4% 6/1/49	810,000	742,140
Series 2020, 5% 6/1/40	470,000	491,491
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 B, 3.5% 6/1/47	905,000	899,583
Series 2023 B, 5.75% 6/1/54	7,815,000	8,356,712
Series A, 3.5% 12/1/50	2,100,000	2,076,188
Michigan State Hsg. Dev. Auth. Series 2021 A:
2.45% 10/1/46	2,240,000	1,581,339
2.7% 10/1/56	1,000,000	659,272
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	771,059
Series 2019 A, 5% 3/1/31	545,000	584,786
Series 2019:
5% 3/1/32	610,000	654,363
5% 3/1/33	585,000	626,392
5% 3/1/34	655,000	702,023
5% 3/1/35	655,000	700,417
5% 3/1/36	750,000	801,763
5% 3/1/37	840,000	896,829
5% 3/1/38	1,240,000	1,321,744
5% 3/1/39	840,000	891,841
Wayne County Arpt. Auth. Rev.:
Series 2023 A:
5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,200,000	2,516,571
5.25% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	2,090,000	2,379,897
5.25% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	1,800,000	2,041,186
5.25% 12/1/43 (Assured Guaranty Muni. Corp. Insured)	2,075,000	2,335,106
Series 2023 C, 5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,350,706
TOTAL MICHIGAN		63,894,002
Minnesota - 1.2%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	470,000	483,742
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	481,581
Minneapolis Health Care Sys. Rev. Bonds:
Series 2023 A, 5%, tender 11/15/28 (b)	10,845,000	11,517,470
Series 2023 B, 5%, tender 11/15/30 (b)	4,175,000	4,495,819
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,258,437
Series 2018 A, 5% 10/1/45	5,000	5,033
Minnesota Hsg. Fin. Agcy.:
Series 2023 E, 6.25% 7/1/54	495,000	540,459
Series 2023 F, 5.75% 7/1/53	620,000	661,179
Series 2023, 6% 7/1/53	3,055,000	3,298,201
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,155,000	1,121,661
3.55% 2/1/38	1,205,000	1,168,445
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	474,087
5% 5/1/48	630,000	653,146
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/38	1,855,000	1,528,474
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,315,452
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,114,956
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	845,000	833,172
3.65% 2/1/38	885,000	861,942
TOTAL MINNESOTA		32,813,256
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	585,802
Series I:
5% 10/1/24	500,000	501,123
5% 10/1/26	610,000	628,229
5% 10/1/28	935,000	987,663
TOTAL MISSISSIPPI		2,702,817
Missouri - 0.8%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	662,765
4% 12/1/34	375,000	393,615
4% 12/1/36	655,000	681,681
4% 12/1/37	470,000	483,478
4% 12/1/40	470,000	479,096
5% 12/1/28	545,000	591,200
5% 12/1/29	330,000	364,084
5% 12/1/30	620,000	694,655
5% 12/1/35	560,000	632,293
Missouri Health & Edl. Facilities Rev.:
Series 2019 A:
4% 10/1/48	4,480,000	4,348,733
5% 10/1/46	430,000	450,400
Series 2021 A:
4% 7/1/33	1,795,000	1,867,142
4% 7/1/46	1,620,000	1,569,650
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2023 E, 6.5% 5/1/54	1,225,000	1,377,346
Series 2019, 4% 5/1/50	95,000	94,933
Series 2021 A, 3% 5/1/52	2,095,000	2,040,487
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/27	2,275,000	2,396,751
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	54,064
5.25% 9/1/53	3,910,000	3,858,144
TOTAL MISSOURI		23,040,517
Montana - 0.2%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	45,000	45,011
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/28	645,000	666,566
Series 2021 A, 3% 6/1/50	4,950,000	3,987,085
TOTAL MONTANA		4,698,662
Nebraska - 1.0%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,755,000	10,304,570
Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,563,136
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	940,000	715,724
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	2,575,000	2,545,469
TOTAL NEBRASKA		26,128,899
Nevada - 0.5%
Clark County School District Series 2017 A, 5% 6/15/26	200,000	207,567
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,271,482
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,175,000	1,174,058
Series 2019 B, 4% 10/1/49	125,000	124,902
Series 2021 A, 3% 4/1/51	1,370,000	1,333,737
Series 2021 B, 3% 10/1/51	5,895,000	5,712,903
Nevada Hwy. Impt. Rev. Series 2020 A, 2% 12/1/32	3,020,000	2,581,920
TOTAL NEVADA		12,406,569
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,990,000	1,585,329
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,582,382	1,574,530
Series 2022 1, 4.375% 9/20/36	2,238,456	2,254,569
Series 2023 2A, 3.875% 1/20/38	6,220,058	5,974,854
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	308,034
Series 2017, 5% 7/1/44	2,185,000	2,179,817
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,557,014	7,392,393
TOTAL NEW HAMPSHIRE		21,269,526
New Jersey - 5.6%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024:
5% 7/1/40 (Build America Mutual Assurance Insured)	1,250,000	1,381,406
5% 7/1/43 (Build America Mutual Assurance Insured)	1,000,000	1,090,762
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)(f)	310,000	213,003
Series 2024 SSS:
5% 6/15/33	750,000	852,267
5.25% 6/15/36	1,055,000	1,220,849
Series A, 5% 11/1/31	2,560,000	2,779,952
Series QQQ, 4% 6/15/46	740,000	726,038
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	968,029
5% 6/15/35	545,000	576,241
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	160,758
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	982,777
Series 2016 A, 5% 7/15/27	935,000	963,001
Series 2018 EEE, 5% 6/15/28	550,000	589,282
Series LLL:
4% 6/15/44	2,745,000	2,719,926
4% 6/15/49	2,515,000	2,441,451
Series MMM:
4% 6/15/35	1,085,000	1,106,458
4% 6/15/36	420,000	426,794
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	2,084,708
5% 7/1/39	2,080,000	2,179,758
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/31	13,000,000	13,792,617
5% 6/1/28	935,000	1,006,472
Series 2021, 2% 6/1/34	740,000	597,006
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,632,067
Series 2016:
4% 7/1/48	3,355,000	3,047,823
5% 7/1/28	1,095,000	1,115,798
5% 7/1/41	85,000	85,451
Series 2021, 3% 7/1/39	1,910,000	1,698,614
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/25	200,000	204,617
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5% 6/1/28	935,000	984,618
Series 2018 B, 5% 6/1/46	4,535,000	4,559,811
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	634,087
Series 2024 C:
5% 1/1/42 (d)	2,455,000	2,733,476
5% 1/1/43 (d)	2,580,000	2,859,331
5% 1/1/44 (d)	3,440,000	3,799,153
5% 1/1/45 (d)	3,075,000	3,384,704
Series 2024:
5% 1/1/28	3,005,000	3,210,238
5% 1/1/32	2,375,000	2,694,656
Series D, 5% 1/1/28	1,000,000	1,027,295
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,911,841
Series 2006 C:
0% 12/15/25	5,025,000	4,797,746
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,310,000	1,087,620
0% 12/15/30 (FGIC Insured)	2,100,000	1,668,557
0% 12/15/31 (FGIC Insured)	5,400,000	4,135,581
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	3,190,000	2,289,580
Series 2010 A:
0% 12/15/27	1,130,000	1,004,770
0% 12/15/30	1,000,000	794,551
Series 2018 A:
5% 12/15/32	630,000	672,434
5% 12/15/34	1,915,000	2,039,415
Series 2019 BB, 4% 6/15/50	1,360,000	1,322,357
Series 2021 A:
4% 6/15/34	550,000	564,462
4% 6/15/38	750,000	757,666
5% 6/15/32	1,095,000	1,216,435
5% 6/15/33	4,230,000	4,685,119
Series 2022 A, 4% 6/15/40	3,125,000	3,136,781
Series 2022 AA:
5% 6/15/30	1,845,000	2,032,670
5% 6/15/31	4,485,000	4,993,972
5% 6/15/33	1,250,000	1,403,555
Series 2022 BB:
4% 6/15/46	5,350,000	5,211,432
4% 6/15/50	3,600,000	3,500,357
Series A:
0% 12/15/31	1,615,000	1,236,845
4% 12/15/39	935,000	938,451
4.25% 12/15/38	2,355,000	2,391,161
Series AA:
4% 6/15/39	975,000	980,315
4% 6/15/45	5,915,000	5,803,869
4% 6/15/50	6,105,000	5,945,454
5% 6/15/36	1,075,000	1,174,379
5% 6/15/50	470,000	494,372
Series BB, 4% 6/15/44	1,215,000	1,200,636
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	955,658
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	560,764
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/37	4,750,000	5,530,180
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	1,095,371
5% 11/1/40	1,350,000	1,460,558
TOTAL NEW JERSEY		151,526,208
New Mexico - 0.6%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	970,010
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,385,232
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	875,000	874,311
Series 2019 C, 4% 1/1/50	490,000	489,655
Series 2019 D, 3.75% 1/1/50	185,000	183,888
Series 2021 C, 3% 1/1/52	2,410,000	2,341,808
Series 2021 D, 3% 7/1/52	3,015,000	2,927,192
Series 2023 C, I 5.75% 3/1/54	1,900,000	2,036,458
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,725,064
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	65,823
5% 5/15/39	45,000	45,035
5% 5/15/44	45,000	43,515
5% 5/15/49	100,000	93,654
TOTAL NEW MEXICO		16,181,645
New York - 14.0%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,429,688
Series 2018, 5% 9/1/36	235,000	250,717
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	279,996
Nassau County Gen. Oblig. Series 2023 B:
5% 4/1/38	2,000,000	2,300,128
5% 4/1/39	1,800,000	2,055,197
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,200,753
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (g)	990,000	1,002,704
Series 2021 A1, 5% 8/1/31	3,990,000	4,442,112
Series 2022 A1, 5% 9/1/39	9,105,000	10,195,944
Series 2023 1, 5% 8/1/28	1,000,000	1,075,351
Series 2023 E1:
5% 4/1/38	2,000,000	2,261,198
5% 4/1/39	2,800,000	3,156,397
5% 4/1/40	9,000,000	10,107,227
5% 4/1/41	1,000,000	1,116,602
Series 2024 A:
5% 8/1/39	2,635,000	2,981,616
5% 8/1/42	2,000,000	2,230,259
New York City Hsg. Dev. Corp. Bonds Series 2023 E2, 3.8%, tender 1/3/28 (b)	650,000	656,321
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	725,000	702,059
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,261,978
Series 2021, 0.6%, tender 7/1/25 (b)	1,545,000	1,499,334
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	8,400,000	8,368,325
Series 2023 A2:
3.7%, tender 12/30/27 (b)	3,955,000	3,966,703
3.73%, tender 12/29/28 (b)	4,410,000	4,436,195
Series 2023 D, 4.3%, tender 11/1/28 (b)	2,140,000	2,191,544
Series 2019 J, 3.05% 11/1/49	1,145,000	899,200
Series 2021 C1, 2.5% 11/1/51	4,155,000	2,740,924
Series 2021 F1:
2.25% 11/1/41	6,515,000	4,730,543
2.4% 11/1/46	1,445,000	1,007,347
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2024 BB1, 5.25% 6/15/54	5,000,000	5,522,828
New York City Transitional Fin. Auth.:
Series 2024 B:
5% 5/1/37	2,500,000	2,861,639
5% 5/1/38	5,000,000	5,696,474
5% 5/1/39	3,600,000	4,075,434
5% 5/1/40	8,665,000	9,740,951
Series 2024 F1:
5% 2/1/40	3,780,000	4,260,329
5% 2/1/41	3,505,000	3,941,132
5% 2/1/42	2,500,000	2,801,331
Series 2024 G, 5.25% 5/1/51	13,955,000	15,558,996
New York City Transitional Fin. Auth. Bldg. Aid Rev. (New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,588,103
New York City Transitional Fin. Auth. Rev.:
Series 2018 1, 5% 11/1/29	1,935,000	2,045,753
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,768,413
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,797,870
New York Dorm. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	605,447
Series 2022 A:
5% 7/1/36	750,000	823,834
5% 7/15/37	380,000	400,779
5% 7/1/40	935,000	1,007,423
5% 7/1/41	935,000	1,003,914
5% 7/15/42	1,075,000	1,108,570
5% 7/15/50	2,775,000	2,811,941
Series 2022:
5% 7/1/30	1,540,000	1,614,729
5% 7/1/31	1,615,000	1,701,126
5% 7/1/38	780,000	809,538
5% 7/1/39	1,225,000	1,262,176
5% 7/1/40	2,760,000	2,832,101
5% 7/1/41	2,900,000	2,964,061
5% 7/1/42	1,520,000	1,548,002
5% 7/1/57	6,385,000	6,267,118
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	15,720,000	17,582,356
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,838,162
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	404,390
Series 2015 D1, 5% 11/15/28	2,310,000	2,355,015
Series 2017 C1, 5% 11/15/34	2,230,000	2,359,714
Series 2017 D:
5% 11/15/30	8,760,000	9,294,288
5% 11/15/35	1,870,000	1,977,409
Series 2020 D, 4% 11/15/46	12,660,000	12,299,855
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	973,311
Series 2019 D, 3% 2/15/49	3,920,000	3,074,558
Series 2021 A, 4% 3/15/38	4,000,000	4,086,938
Series 2021 E:
3% 3/15/50	2,340,000	1,818,861
4% 3/15/39	4,000,000	4,068,301
4% 3/15/45	5,435,000	5,379,938
4% 3/15/47	3,830,000	3,755,179
Series 2022 A, 5% 3/15/41	12,850,000	14,181,273
Series 2023 A:
5% 3/15/30	7,705,000	8,557,206
5% 3/15/40	4,000,000	4,475,434
Series 2024 A:
5% 3/15/28	2,500,000	2,688,030
5% 3/15/30	3,045,000	3,381,790
5% 3/15/31	6,090,000	6,841,984
5% 3/15/32	7,615,000	8,664,832
5% 3/15/33	1,985,000	2,288,589
5% 3/15/34	1,775,000	2,072,758
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	896,749
1.1%, tender 5/1/27 (b)	3,545,000	3,261,472
Series 2023 C2, 3.8%, tender 5/1/29 (b)	12,625,000	12,668,528
New York State Mtg. Agcy. Homeowner Mtg. Series 2020 225, 2.45% 10/1/45	10,000,000	7,146,805
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,146,343
4% 3/15/49	7,380,000	7,179,543
Series 2020 E:
3% 3/15/50	1,525,000	1,199,569
4% 3/15/44	8,705,000	8,554,060
4% 3/15/45	7,020,000	6,878,059
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/33	325,000	355,327
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,489,907
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,520,829
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	233,355
5.375% 11/1/54 (c)	935,000	784,635
Triborough Bridge & Tunnel Auth. Series 2021 B, 4% 5/15/56	1,645,000	1,582,887
Triborough Bridge & Tunnel Auth. Revs.:
Series 2022 A:
5% 11/15/40	2,280,000	2,542,877
5% 11/15/41	1,750,000	1,942,347
Series 2023 B1:
5% 11/15/39	1,130,000	1,283,640
5% 11/15/40	1,000,000	1,127,163
5% 11/15/41	1,750,000	1,962,077
5% 11/15/42	1,000,000	1,115,689
5% 11/15/43	1,000,000	1,108,825
TOTAL NEW YORK		378,367,231
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	11,590,000	13,011,832
North Carolina - 1.4%
Alamance County Series 2021, 2% 5/1/34	920,000	763,913
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	832,587
Charlotte Int'l. Arpt. Rev. Series 2023 A:
5% 7/1/37	775,000	888,472
5% 7/1/38	785,000	895,129
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	5,130,000	5,138,101
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	50,000	53,097
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 45, 3% 7/1/51	11,650,000	11,362,356
Series 2023 52A, 6.25% 1/1/55	1,105,000	1,205,980
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,240,007
Series 2020 A, 3% 7/1/45	1,810,000	1,465,562
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	13,596,004
TOTAL NORTH CAROLINA		37,441,208
North Dakota - 0.3%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/46	1,060,000	920,031
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	645,000	628,651
Series 2021 B, 3% 7/1/52	1,860,000	1,798,524
Series 2022, 5% 1/1/53	2,515,000	2,594,340
Series 2023 F, 6.25% 1/1/54	390,000	426,082
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,865,000	2,024,316
TOTAL NORTH DAKOTA		8,391,944
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,542,522
Series 2020, 5% 11/15/31	360,000	381,440
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	830,000	841,748
Series 2023 A:
5% 2/15/30	1,725,000	1,895,465
5% 2/15/31	1,425,000	1,585,394
5% 2/15/32	1,900,000	2,137,423
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	2,030,000	1,557,771
4% 6/1/48	660,000	614,768
5% 6/1/36	2,045,000	2,188,777
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	946,802
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	689,916
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,344,626
5.25% 8/1/40	1,320,000	1,434,659
5.25% 8/1/41	1,390,000	1,504,742
5.25% 8/1/42	1,465,000	1,580,185
Cuyahoga County Hosp. Rev. Series 2017, 5.5% 2/15/52	3,720,000	3,800,354
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	891,493
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	801,017
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	3,320,000	3,398,154
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	1,590,000	1,530,472
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	686,540
5% 7/1/35	2,455,000	2,697,048
5% 7/1/42	4,235,000	4,519,509
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,638,444
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	1,255,000	1,221,313
Series 2020 A, 4% 1/15/50	265,000	246,052
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	70,000	70,555
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,580,000	1,731,526
Ohio Major New State Infrastructure Rev. Series 2021 1A, 5% 12/15/31	1,310,000	1,488,197
Ohio Spl. Oblig. (Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/36	1,000,000	1,137,371
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	590,000	669,656
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/24	490,000	492,263
5% 12/1/25	430,000	438,438
5% 12/1/26	560,000	576,438
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,849,481
5% 2/15/27	1,510,000	1,543,258
Series 2019, 5% 2/15/29	405,000	417,095
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	861,518
6% 12/1/29	880,000	920,516
6% 12/1/30	930,000	979,249
6% 12/1/31	995,000	1,054,033
TOTAL OHIO		57,906,228
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	339,926
5% 8/1/44	620,000	620,635
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	295,000	323,397
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	285,000	320,346
TOTAL OKLAHOMA		1,604,304
Oregon - 0.5%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,306,090
5% 8/15/38	3,465,000	3,703,396
Oregon Gen. Oblig. Series 2022 A, 5% 12/1/52	1,720,000	1,778,748
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	570,000	480,464
Series 2019 A, 4% 7/1/50	5,160,000	5,155,536
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,125,000	2,465,090
TOTAL OREGON		14,889,324
Pennsylvania - 4.7%
Allegheny County Arpt. Auth. Rev.:
Series 2021 B, 5% 1/1/51	7,525,000	7,917,579
Series 2023 B:
5.25% 1/1/48 (Assured Guaranty Muni. Corp. Insured)	850,000	932,663
5.25% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,090,953
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	3,940,000	4,177,140
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	445,000	213,600
4% 12/1/41	995,000	477,600
4.25% 12/1/50	1,110,000	532,800
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	657,770
Series 2020 A:
5% 6/1/29	1,640,000	1,780,819
5% 6/1/32	2,810,000	3,110,780
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,088,139
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47 (Pre-Refunded to 7/1/27 @ 100)	1,640,000	1,724,222
Series 2017, 5% 7/1/30 (Pre-Refunded to 7/1/27 @ 100)	1,345,000	1,414,072
Doylestown Hosp. Auth. Hosp. Rev. Series 2019 A:
5% 7/1/49	860,000	862,936
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	95,000	103,122
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 C, 5%, tender 4/1/30 (b)	3,675,000	3,936,617
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	2,515,000	2,728,780
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/26	1,780,000	1,827,380
5% 7/1/27	1,870,000	1,944,837
5% 7/1/28	1,945,000	2,047,446
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/35	380,000	426,628
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,338,459
Series 2019:
4% 9/1/36	700,000	695,286
4% 9/1/37	700,000	694,069
4% 9/1/38	1,590,000	1,563,112
4% 9/1/39	1,030,000	1,006,497
4% 9/1/44	235,000	221,670
5% 9/1/24	630,000	630,751
Series 2020:
5% 4/1/25	260,000	261,268
5% 4/1/26	310,000	309,726
5% 4/1/27	590,000	603,763
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2020 A, 5% 4/15/25	700,000	708,993
Series 2023 A2, 5% 5/15/35	500,000	563,831
Series 2023 B, 5% 5/15/35	500,000	563,424
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	900,000	946,952
Series 2023 B2, 5.25% 7/1/46	965,000	1,022,606
Pennsylvania Gen. Oblig. Series 2018:
3.2% 3/1/29	3,750,000	3,728,891
3.35% 3/1/30	5,580,000	5,560,756
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,279,946
Series 2016, 5% 5/1/34	1,495,000	1,515,845
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 137, 3% 10/1/51	2,770,000	2,671,932
Series 2023 142A:
4.5% 10/1/38	1,940,000	1,998,471
5% 10/1/43	1,400,000	1,458,983
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,354,783
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,912,090
Series 2021 A:
4% 12/1/46	4,680,000	4,483,811
4% 12/1/50	935,000	874,713
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	499,046
Series 2017, 5% 11/1/47	975,000	982,987
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,129,530
Series 2019 B:
5% 2/1/34	2,105,000	2,277,079
5% 2/1/35	2,575,000	2,758,102
5% 2/1/36	2,260,000	2,412,523
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,351,805
Series 2019 A:
4% 9/1/35	1,170,000	1,191,395
5% 9/1/26	1,870,000	1,941,141
5% 9/1/30	1,250,000	1,343,684
5% 9/1/32	935,000	1,004,113
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	580,000	620,525
5% 9/1/44	1,355,000	1,420,454
Series 2019 B, 5% 9/1/26	1,035,000	1,074,375
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2022 C:
5% 6/1/33	650,000	736,518
5% 6/1/34	800,000	905,916
Series 2023 B:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,707,108
5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	4,330,000	4,814,379
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,852,725
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,755,000	3,112,476
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	443,474
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2019 A:
4% 6/1/44	220,000	212,116
4% 6/1/49	520,000	496,379
5% 6/1/44	380,000	393,136
5% 6/1/49	605,000	622,008
Series 2023 A, 5% 6/1/29	8,050,000	8,734,266
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	857,999
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,364,648
TOTAL PENNSYLVANIA		126,226,418
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (c)	1,750,000	1,643,086
5% 7/1/33 (c)	835,000	877,779
5% 7/1/37 (c)	3,500,000	3,657,960
Series 2022 A, 4% 7/1/42 (c)	1,750,000	1,643,106
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,638,773	5,816,250
4% 7/1/33	5,651,810	5,668,501
4% 7/1/35	2,035,000	1,999,594
5.625% 7/1/27	589,592	615,039
5.625% 7/1/29	4,000,136	4,292,685
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	5,120,000	5,075,070
TOTAL PUERTO RICO		31,289,070
Rhode Island - 1.0%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2020 A, 5% 9/15/39 (Assured Guaranty Muni. Corp. Insured)	1,490,000	1,566,630
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B:
5% 9/1/31	855,000	859,662
5% 9/1/36	1,670,000	1,675,316
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2023:
5% 11/1/36	225,000	255,384
5% 11/1/39	255,000	284,662
5% 11/1/41	750,000	826,553
5% 11/1/42	1,000,000	1,097,384
5% 11/1/43	1,300,000	1,422,536
5% 11/1/47	5,500,000	5,941,048
Series 2024:
5% 6/1/36	1,000,000	1,135,011
5% 6/1/45	3,570,000	3,882,989
5% 6/1/48	4,095,000	4,412,398
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	100,000	99,909
Series 2020 73A, 2.3% 10/1/40	3,045,000	2,265,999
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	730,000	721,606
TOTAL RHODE ISLAND		26,447,087
South Carolina - 1.4%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,838,649
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	180,000	179,984
Series 2023 B, 6% 1/1/54	965,000	1,058,766
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	1,220,000	1,294,247
Series 2023:
4% 2/1/42	2,110,000	2,107,184
4% 2/1/43	2,500,000	2,488,859
5% 2/1/40	1,460,000	1,599,451
5% 2/1/41	2,000,000	2,176,299
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,818,096
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	95,149
Series 2016 A, 5% 12/1/33	205,000	208,572
Series 2020 A, 5% 12/1/32	1,580,000	1,715,890
Series 2024 A:
5% 12/1/33	2,250,000	2,548,893
5% 12/1/37	2,270,000	2,558,280
5% 12/1/40	2,000,000	2,213,895
5.25% 12/1/49	1,340,000	1,463,919
5.5% 12/1/54	1,855,000	2,055,975
Series 2024 B:
4.125% 12/1/44	460,000	453,645
5% 12/1/46	685,000	735,788
5.25% 12/1/54	5,055,000	5,453,587
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,367,383
TOTAL SOUTH CAROLINA		37,432,511
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	1,730,000	1,377,981
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	560,000	611,841
TOTAL SOUTH DAKOTA		1,989,822
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	7,502,901
5% 8/1/25	575,000	585,259
Series 2019 A2, 5% 8/1/44	2,105,000	2,188,218
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	576,777
5% 4/1/27 (Escrowed to Maturity)	30,000	31,442
5% 4/1/28	375,000	390,508
5% 4/1/28 (Escrowed to Maturity)	20,000	21,321
5% 4/1/41	445,000	459,893
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	26,869
Marion County Series 2022, 2% 6/1/34	1,330,000	1,100,370
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/43	2,000,000	2,154,739
5.25% 5/1/48	5,000,000	5,398,447
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,150,000	1,874,524
5.25% 10/1/58	1,145,000	1,158,523
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,900,712
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	530,000	526,765
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	265,000	221,493
2.8% 7/1/44	325,000	259,723
Series 2019 4, 2.9% 7/1/39	575,000	491,253
Series 2021 1, 3% 7/1/51	2,170,000	2,118,290
Series 2021 3A, 3% 1/1/52	720,000	698,969
TOTAL TENNESSEE		29,686,996
Texas - 8.5%
Bell County Gen. Oblig. Series 2021:
2% 2/15/34	2,500,000	2,041,075
2% 2/15/35	1,000,000	801,306
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/33	1,355,000	1,085,706
1.875% 9/1/35	705,000	549,555
Cedar Park Series 2020, 1.75% 2/15/36	1,665,000	1,264,043
Central Reg'l. Mobility Auth.:
Series 2020 B:
4% 1/1/34	260,000	267,000
4% 1/1/35	210,000	215,503
4% 1/1/36	230,000	235,206
4% 1/1/37	330,000	336,316
4% 1/1/38	435,000	442,028
4% 1/1/39	560,000	566,002
4% 1/1/40	215,000	216,537
5% 1/1/27	185,000	191,941
5% 1/1/28	215,000	226,477
5% 1/1/29	795,000	849,460
5% 1/1/30	375,000	405,921
5% 1/1/31	185,000	200,076
5% 1/1/32	185,000	199,886
5% 1/1/33	280,000	302,222
Series 2021 B:
5% 1/1/30	935,000	1,012,095
5% 1/1/32	1,195,000	1,307,092
5% 1/1/39	1,215,000	1,311,737
5% 1/1/46	3,275,000	3,460,259
Series 2021 C, 5% 1/1/27	3,525,000	3,612,147
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	1,600,000	1,605,218
Coppell Tex Series 2020, 1.625% 2/1/37	1,495,000	1,070,673
Cypress-Fairbanks Independent School District Series 2019 A, 3% 2/15/33	2,765,000	2,656,891
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,360,213
4% 11/1/35	1,175,000	1,208,364
Series 2023 B, 5% 11/1/39	2,600,000	2,931,670
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	484,822
Denton Independent School District Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	85,000	85,000
2%, tender 8/1/24 (b)	90,000	90,000
Series 2019:
2%, tender 8/1/24 (b)	70,000	70,000
2%, tender 8/1/24 (b)	385,000	385,000
Frisco Texas:
Series 2020:
2% 2/15/34	1,545,000	1,269,901
2% 2/15/35	1,575,000	1,266,637
2% 2/15/36	1,610,000	1,262,096
2% 2/15/37	1,640,000	1,254,458
Series 2022:
2% 2/15/35	4,460,000	3,586,794
2% 2/15/36	4,550,000	3,566,794
2% 2/15/41	525,000	360,170
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,230,000	10,819,077
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	2,250,000	2,428,930
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	488,625
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	1,029,163
4% 2/15/39	2,000,000	2,038,779
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,130,438
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	762,461
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,216,919
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024, 5% 5/15/34	8,525,000	9,974,634
Houston Util. Sys. Rev. Series 2021 A:
5% 11/15/26	355,000	371,236
5% 11/15/28	1,480,000	1,601,783
Hurst Euless Bedford Independent School District Series 2024:
5% 8/15/32	3,270,000	3,740,859
5% 8/15/33	8,230,000	9,523,998
5% 8/15/34	5,980,000	7,000,872
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	391,524
Judson Independent School District Series 2024, 5% 2/1/37	2,000,000	2,306,976
Katy Independent School District Series 2023:
5% 2/15/38	500,000	561,099
5% 2/15/39	1,500,000	1,676,191
5% 2/15/40	330,000	366,563
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,456,465
5% 5/15/48	1,590,000	1,640,730
Series 2020, 5% 5/15/28	2,105,000	2,250,729
Series 2023:
5% 5/15/36 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,365,863
5% 5/15/37 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,565,012
5% 5/15/38 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,667,408
5% 5/15/39 (Assured Guaranty Muni. Corp. Insured)	1,915,000	2,113,820
5% 5/15/40 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,742,239
Series 2024:
5% 5/15/28 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,338,851
5% 5/15/29 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,793,472
5% 5/15/30 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,925,993
5% 5/15/31 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,840,900
5% 5/15/32 (Assured Guaranty Muni. Corp. Insured)	1,570,000	1,773,943
5% 5/15/33 (Assured Guaranty Muni. Corp. Insured)	1,120,000	1,280,913
5% 5/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,143,241
5% 5/15/35 (Assured Guaranty Muni. Corp. Insured)	1,010,000	1,152,728
Midlothian Independent School District Bonds Series 2013 C:
2%, tender 8/1/24 (b)	175,000	175,000
2%, tender 8/1/24 (b)	355,000	355,000
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,486,158
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	325,000
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	717,275
Series 2018:
4% 1/1/38	1,715,000	1,710,030
5% 1/1/35	470,000	494,582
Series 2019 B, 5% 1/1/25	605,000	609,957
Series 2021 B, 4% 1/1/33	1,870,000	1,926,552
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	1,510,000	1,477,814
Series 2023 B, 3%, tender 8/1/26 (b)	10,345,000	10,249,619
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,172,867
Plano Gen. Oblig.:
Series 2018, 3.37% 9/1/37	840,000	804,141
Series 2023, 5% 9/1/40	1,000,000	1,112,142
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,825,000	1,840,668
Series 2021 A, 3% 2/15/37	1,480,000	1,333,794
Series 2024:
5% 2/15/41	3,380,000	3,813,293
5% 2/15/42	2,220,000	2,493,950
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,760,741
Series 2021 A, 5% 2/1/46	3,690,000	3,913,006
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	518,015
Series 2022:
4% 10/1/42	1,185,000	1,168,310
4% 10/1/47	1,265,000	1,218,150
4% 10/1/52	2,810,000	2,690,872
5% 10/1/36	515,000	573,493
5% 10/1/40	1,870,000	2,046,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	893,331
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,601,921
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	693,369	611,675
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,000,000	4,390,118
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	495,000	495,168
Series 2023, 6% 3/1/54	2,395,000	2,634,273
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	1,090,000	1,223,191
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	776,187
4% 6/30/38	1,965,000	1,967,468
4% 12/31/39	1,640,000	1,628,985
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	633,920
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,695,000	8,190,094
Texas Trans. Commission State Hwy. Fund Rev. Series 2024, 5% 10/1/33	7,180,000	8,335,367
Waco Gen. Oblig. Series 2020:
2.25% 2/1/36	1,935,000	1,546,630
2.375% 2/1/40	710,000	522,552
TOTAL TEXAS		229,534,034
Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2021 B:
5% 7/1/46	2,305,000	2,474,233
5% 7/1/51	9,285,000	9,888,562
TOTAL UTAH		12,362,795
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	910,000	878,777
Series 2022 A, 5.25% 11/1/52	997,000	1,039,953
Series A, 3.75% 11/1/50	991,000	985,270
TOTAL VERMONT		2,904,000
Virginia - 0.5%
Arlington County IDA Hosp. Facilities Bonds Series 2023 A, 5%, tender 7/1/31 (b)	4,425,000	4,769,777
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	2,020,000	2,044,920
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	1,550,000	1,190,578
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	481,199
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	249,196
4% 4/1/39	235,000	222,501
4% 4/1/40	260,000	243,205
4% 4/1/45	700,000	625,214
5% 4/1/26	330,000	335,457
5% 4/1/27	330,000	339,127
5% 4/1/28	410,000	424,965
5% 4/1/29	540,000	563,806
5% 4/1/49	935,000	940,884
Virginia Port Auth. Commonwealth Port Rev. Series 2023 A, 5% 7/1/40	1,165,000	1,315,688
TOTAL VIRGINIA		13,746,517
Washington - 2.1%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	2,200,000	1,749,722
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	675,000	685,389
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	2,072,094
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3:
4.5% 1/1/40	1,000,000	1,030,892
4.625% 1/1/41	2,400,000	2,490,516
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	235,350
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 4.375% 12/1/30	2,020,000	2,043,702
Spokane County School District #81 (WA State School District Cr. Enhancement Prog.) Series 2017 B, 5% 12/1/29	2,995,000	3,190,942
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,122,370
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	500,000	395,857
Series 2021, 4% 7/1/31	9,195,000	9,103,880
Washington Gen. Oblig. Series 2017 D, 5% 2/1/35	470,000	489,850
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	810,000	822,592
5% 7/1/31	40,000	40,730
5% 7/1/42	525,000	526,129
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	232,311
5% 8/15/26	210,000	213,479
Series 2015 B, 5% 10/1/38	3,950,000	4,311,702
Series 2017 A, 4% 7/1/42	5,410,000	4,789,747
Series 2017:
4% 8/15/42	6,550,000	5,781,681
5% 8/15/36	470,000	478,139
Series 2020:
5% 9/1/38	1,870,000	2,009,668
5% 9/1/45	2,105,000	2,216,842
5% 9/1/50	2,340,000	2,439,835
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,645,000	2,086,918
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/25	400,000	405,199
5% 10/1/26	1,880,000	1,924,733
5% 10/1/34	1,415,000	1,441,136
Series 2019, 4% 10/1/49	2,470,000	2,143,850
TOTAL WASHINGTON		56,475,255
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	805,000	797,697
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A, 5% 1/1/43	1,290,000	1,309,271
Series 2023 A:
5% 6/1/37	1,400,000	1,551,501
5% 6/1/38	500,000	551,036
5% 6/1/40	1,970,000	2,137,338
5% 6/1/41	1,970,000	2,130,304
5% 6/1/43	3,505,000	3,758,049
Series 2023 B, 6% 9/1/53	4,500,000	5,096,724
Series 2023, 6% 9/1/48	5,560,000	6,344,114
TOTAL WEST VIRGINIA		23,676,034
Wisconsin - 2.5%
Howard Suamico Scd Series 2021, 2% 3/1/38	1,065,000	801,328
New Richmond Scd Series 2024:
4% 4/1/41	5,510,000	5,522,960
4% 4/1/43	1,250,000	1,237,460
5% 4/1/35	1,630,000	1,824,706
5% 4/1/39	1,515,000	1,671,006
5% 4/1/40	1,730,000	1,895,530
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	480,419
5.25% 10/1/48	495,000	468,275
Series 2022 A:
5.25% 3/1/42	1,320,000	1,368,552
5.25% 3/1/47	6,175,000	6,307,805
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	5,040,000	4,696,091
5% 6/1/30	765,000	817,646
Series 2019 A, 5% 10/1/44	1,350,000	1,403,112
Series 2020 A, 3% 6/1/45	4,855,000	3,861,924
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (c)	2,235,000	2,261,956
5.25% 5/15/42 (c)	840,000	843,603
5.25% 5/15/47 (c)	1,225,000	1,212,055
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	399,908
Series 2021 A:
3% 7/1/50	1,385,000	1,019,692
4.5% 6/1/56 (c)	5,935,000	4,837,252
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,543,128
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/33	475,000	505,750
Wisconsin Health & Edl. Facilities:
Series 2013 B1, 4% 11/15/43	1,000,000	964,191
Series 2016, 4% 12/1/46	2,500,000	2,416,133
Series 2018, 5% 4/1/34	1,870,000	1,973,197
Series 2019 A:
5% 11/1/25	225,000	223,881
5% 11/1/29	160,000	158,172
5% 12/1/30	280,000	298,155
5% 12/1/31	280,000	298,200
5% 12/1/32	330,000	351,953
5% 12/1/33	330,000	352,169
5% 12/1/34	330,000	352,874
5% 12/1/35	420,000	449,236
5% 7/1/44	470,000	477,663
5% 11/1/46	1,350,000	1,200,420
5% 7/1/49	1,870,000	1,894,149
Series 2019 B, 5% 7/1/38	330,000	337,687
Series 2019 B1, 2.825% 11/1/28	95,000	88,553
Series 2019:
5% 10/1/24	255,000	255,659
5% 10/1/26	515,000	534,426
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021:
3% 10/15/37	1,700,000	1,493,130
3% 8/15/51	3,200,000	2,426,279
5% 8/15/35	1,550,000	1,664,333
Series 2024 A, 5.5% 2/15/54	1,075,000	1,170,990
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	660,000	642,154
Series 2021 C, 3% 9/1/52	1,045,000	1,016,815
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Bonds Series 2021 C, 0.81%, tender 5/1/25 (b)	715,000	694,546
Series 2021 C, 2.85% 11/1/51	1,035,000	747,885
TOTAL WISCONSIN		67,463,008
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	1,075,000	1,071,201
TOTAL MUNICIPAL BONDS (Cost $2,658,214,926)		2,633,584,652

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.86% (h)(i) (Cost $52,993,204)	52,972,080	52,993,244

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,711,208,130)	2,686,577,896
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,945,900
NET ASSETS - 100.0%	2,692,523,796

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,028,916 or 1.0% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.86%	55,695,648	362,416,036	365,118,435	1,264,990	6,263	(6,268)	52,993,244	4.6%
Total	55,695,648	362,416,036	365,118,435	1,264,990	6,263	(6,268)	52,993,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,633,584,652	-	2,632,086,831	1,497,821

Money Market Funds	52,993,244	52,993,244	-	-
Total Investments in Securities:	2,686,577,896	52,993,244	2,632,086,831	1,497,821
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,658,214,926)	$2,633,584,652
Fidelity Central Funds (cost $52,993,204)	52,993,244

Total Investment in Securities (cost $2,711,208,130)		$2,686,577,896
Cash		100,000
Receivable for investments sold		560,123
Receivable for fund shares sold		2,576,814
Interest receivable		26,967,211
Distributions receivable from Fidelity Central Funds		84,322
Prepaid expenses		438
Receivable from investment adviser for expense reductions		180,547
Other receivables		149
Total assets		2,717,047,500
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,275,532
Payable for fund shares redeemed	2,648,472
Distributions payable	6,779,136
Accrued management fee	733,580
Other payables and accrued expenses	86,984
Total liabilities		24,523,704
Net Assets		$2,692,523,796
Net Assets consist of:
Paid in capital		$2,790,509,329
Total accumulated earnings (loss)		(97,985,533)
Net Assets		$2,692,523,796
Net Asset Value, offering price and redemption price per share ($2,692,523,796 ÷ 266,767,363 shares)		$10.09
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$43,090,538
Income from Fidelity Central Funds		1,264,990
Total income		44,355,528
Expenses
Management fee	$4,407,747
Custodian fees and expenses	15,687
Independent trustees' fees and expenses	3,515
Registration fees	90,094
Audit fees	34,197
Legal	4,779
Miscellaneous	6,646
Total expenses before reductions	4,562,665
Expense reductions	(1,306,404)
Total expenses after reductions		3,256,261
Net Investment income (loss)		41,099,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,995,010)
Fidelity Central Funds	6,263
Total net realized gain (loss)		(1,988,747)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,551,908)
Fidelity Central Funds	(6,268)
Total change in net unrealized appreciation (depreciation)		(2,558,176)
Net gain (loss)		(4,546,923)
Net increase (decrease) in net assets resulting from operations		$36,552,344
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,099,267	$76,748,389
Net realized gain (loss)	(1,988,747)	(44,774,134)
Change in net unrealized appreciation (depreciation)	(2,558,176)	50,994,503
Net increase (decrease) in net assets resulting from operations	36,552,344	82,968,758
Distributions to shareholders	(39,846,384)	(74,855,846)

Share transactions
Proceeds from sales of shares	633,722,970	2,201,937,433
Reinvestment of distributions	938	1,678
Cost of shares redeemed	(468,610,874)	(2,089,472,684)

Net increase (decrease) in net assets resulting from share transactions	165,113,034	112,466,427
Total increase (decrease) in net assets	161,818,994	120,579,339

Net Assets
Beginning of period	2,530,704,802	2,410,125,463
End of period	$2,692,523,796	$2,530,704,802

Other Information
Shares
Sold	63,130,257	228,418,341
Issued in reinvestment of distributions	93	171
Redeemed	(46,758,925)	(219,027,209)
Net increase (decrease)	16,371,425	9,391,303

Financial Highlights
Fidelity® SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$10.00	$10.61	$10.97	$10.89	$10.19
Income from Investment Operations
Net investment income (loss) A,B	.156	.289	.230	.194	.215	.241
Net realized and unrealized gain (loss)	(.025)	.103	(.613)	(.359)	.085	.735
Total from investment operations	.131	.392	(.383)	(.165)	.300	.976
Distributions from net investment income	(.151)	(.282)	(.227)	(.194)	(.216)	(.248)
Distributions from net realized gain	-	-	-	(.001)	(.004)	(.028)
Total distributions	(.151)	(.282)	(.227)	(.195)	(.220)	(.276)
Net asset value, end of period	$10.09	$10.11	$10.00	$10.61	$10.97	$10.89
Total Return C,D	1.32%	4.05%	(3.55)%	(1.53)%	2.83%	9.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.36%	.38%	.36%	.36%	.43%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.13% G	2.95%	2.33%	1.78%	2.02%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,692,524	$2,530,705	$2,410,125	$2,165,516	$1,797,621	$1,603,522
Portfolio turnover rate H	7 % G	27%	23% I	6%	32%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,990,545
Gross unrealized depreciation	(73,177,161)
Net unrealized appreciation (depreciation)	$(21,186,616)
Tax cost	$2,707,764,512

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,351,691)
Long-term	(62,433,227)
Total capital loss carryforward	$(74,784,918)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	278,895,748	86,769,436
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Tax-Free Bond Fund	2,313
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,278,308.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $497.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $27,599.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9887621.105
STF-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024